UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03364
EMPOWER FUNDS, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices) (Zip Code)

Jonathan D. Kreider
President & Chief Executive Officer
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code:
(866) 831-7129
Date of fiscal year end:
December 31
Date of reporting period:
December 31, 2024
ITEM 1. REPORT TO STOCKHOLDERS.
Item 1(a):

Empower Lifetime 2015 Fund
ANNUAL SHAREHOLDER REPORT
Institutional Class / MXNYX | December 31, 2024
This annual shareholder report contains important information about the Empower Lifetime 2015 Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the last year ended December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2015 Fund (Institutional Class/MXNYX)	$ 43	0.42% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.35%).

Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 6.82%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 17.49% and a composite index with investment characteristics similar to those of the Fund, which returned 7.29% over the same period.
On an absolute return basis, the Fund was helped by robust equity returns specifically within the U.S. market, though the tilts to small cap equity opposite large cap equity and value opposite growth were relative detractors from performance. Manager selection, the relative outperformance or underperformance of underlying funds, was modestly negative.
The allocation to

U.S. large cap equities was the largest asset allocation contributor from an absolute return perspective. Top performing underlying funds, in terms of relative performance to their benchmarks, included Empower Multi-Sector Bond Fund and Empower Global Bond Fund.

Allocations to global bond and international real estate were the largest detractors from an absolute return perspective. Top underperforming underlying funds, in terms of relative performance to their benchmarks, included Empower Large Cap Growth Fund and Empower T. Rowe Price Mid Cap Growth Fund.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Lifetime 2015 Fund (Institutional Class/MXNYX)	6.82%	4.78%	5.16%
MSCI ACWI Index	17.49%	10.06%	8.98%
Morningstar Lifetime Moderate 2015	7.29%	4.13%	4.79%
(a)
Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 460M
Total number of portfolio holdings	27
Total advisory fee paid	$ 0.6M
Portfolio turnover rate as of the end of the reporting period	14%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower Inflation-Protected Securities Fund Institutional Class	13.45%
Empower of America Contract	13.43%
Empower Bond Index Fund Institutional Class	10.24%
Empower S&P 500 ® Index Fund Institutional Class	7.84%
Empower Short Duration Bond Fund Institutional Class	5.78%
Empower Global Bond Fund Institutional Class	5.45%
Empower Core Bond Fund Institutional Class	5.03%
Empower International Index Fund Institutional Class	4.15%
Empower Large Cap Value Fund Institutional Class	4.10%
Empower Multi-Sector Bond Fund Institutional Class	4.08%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Lifetime 2015 Fund
ANNUAL SHAREHOLDER REPORT
Investor Class / MXLYX | December 31, 2024
This annual shareholder report contains important information about the Empower Lifetime 2015 Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2015 Fund (Investor Class/MXLYX)	$ 79	0.77% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.35%).

Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 6.43%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 17.49% and a composite index with investment characteristics similar to those of the Fund, which returned 7.29% over the same period.
On an absolute return basis, the Fund was helped by robust equity returns specifically within the

U.S. market, though the tilts to small cap equity opposite large cap equity and value opposite growth were relative detractors from performance. Manager selection, the relative outperformance or underperformance of underlying funds, was modestly negative.

The allocation to U.S. large cap equities was the largest asset allocation contributor from an absolute return perspective. Top performing underlying funds, in terms of relative performance to their benchmarks, included Empower Multi-Sector Bond Fund and Empower Global Bond Fund.
Allocations to global bond and international real estate were the largest detractors from an absolute return perspective. Top underperforming underlying funds, in terms of relative performance to their benchmarks, included Empower Large Cap Growth Fund and Empower T. Rowe Price Mid Cap Growth Fund.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Lifetime 2015 Fund (Investor Class/MXLYX)	6.43%	4.40%	4.87%
MSCI ACWI Index	17.49%	10.06%	9.23%
Morningstar Lifetime Moderate 2015	7.29%	4.13%	4.88%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 460M
Total number of portfolio holdings	27
Total advisory fee paid	$ 0.6M
Portfolio turnover rate as of the end of the reporting period	14%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower Inflation-Protected Securities Fund Institutional Class	13.45%
Empower of America Contract	13.43%
Empower Bond Index Fund Institutional Class	10.24%
Empower S&P 500 ® Index Fund Institutional Class	7.84%
Empower Short Duration Bond Fund Institutional Class	5.78%
Empower Global Bond Fund Institutional Class	5.45%
Empower Core Bond Fund Institutional Class	5.03%
Empower International Index Fund Institutional Class	4.15%
Empower Large Cap Value Fund Institutional Class	4.10%
Empower Multi-Sector Bond Fund Institutional Class	4.08%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Lifetime 2015 Fund
ANNUAL SHAREHOLDER REPORT
Service Class / MXLZX | December 31, 2024
This annual shareholder report contains important information about the Empower Lifetime 2015 Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the last year ended December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2015 Fund (Service Class/MXLZX)	$ 90	0.87% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.35%).

Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 6.39%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 17.49% and a composite index with investment characteristics similar to those of the Fund, which returned 7.29% over the same period.
On an absolute return basis, the Fund was helped by robust equity returns specifically within the

U.S. market, though the tilts to small cap equity opposite large cap equity and value opposite growth were relative detractors from performance. Manager selection, the relative outperformance or underperformance of underlying funds, was modestly negative.

The allocation to U.S. large cap equities was the largest asset allocation contributor from an absolute return perspective. Top performing underlying funds, in terms of relative performance to their benchmarks, included Empower Multi-Sector Bond Fund and Empower Global Bond Fund.
Allocations to global bond and international real estate were the largest detractors from an absolute return perspective. Top underperforming underlying funds, in terms of relative performance to their benchmarks, included Empower Large Cap Growth Fund and Empower T. Rowe Price Mid Cap Growth Fund.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Lifetime 2015 Fund (Service Class/MXLZX)	6.39%	4.33%	4.78%
MSCI ACWI Index	17.49%	10.06%	9.23%
Morningstar Lifetime Moderate 2015	7.29%	4.13%	4.88%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 460M
Total number of portfolio holdings	27
Total advisory fee paid	$ 0.6M
Portfolio turnover rate as of the end of the reporting period	14%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower Inflation-Protected Securities Fund Institutional Class	13.45%
Empower of America Contract	13.43%
Empower Bond Index Fund Institutional Class	10.24%
Empower S&P 500 ® Index Fund Institutional Class	7.84%
Empower Short Duration Bond Fund Institutional Class	5.78%
Empower Global Bond Fund Institutional Class	5.45%
Empower Core Bond Fund Institutional Class	5.03%
Empower International Index Fund Institutional Class	4.15%
Empower Large Cap Value Fund Institutional Class	4.10%
Empower Multi-Sector Bond Fund Institutional Class	4.08%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Lifetime 2020 Fund
ANNUAL SHAREHOLDER REPORT
Institutional Class / MXAKX | December 31, 2024
This annual shareholder report contains important information about the Empower Lifetime 2020 Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2020 Fund (Institutional Class/MXAKX)	$ 46	0.44% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.36%).

Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 7.28%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 17.49% and a composite index with investment characteristics similar to those of the Fund, which returned 7.50% over the same period.
On an absolute return basis, the Fund was helped by robust equity returns specifically within the U.S. market, though the tilts to small cap equity opposite large cap equity and value opposite growth were relative detractors from performance. Manager selection, the relative outperformance or underperformance of underlying funds, was modestly negative.
The allocation to U.S. large cap equities was the largest asset allocation contributor from an absolute return perspective. Top performing underlying funds, in terms of relative performance to their benchmarks, included Empower Multi-Sector Bond Fund and Empower Global Bond Fund.
Allocations to global bond and international real estate were the largest detractors from an absolute return perspective. Top underperforming underlying funds, in terms of relative performance to their benchmarks, included Empower Large Cap Growth Fund and Empower T. Rowe Price Mid Cap Growth Fund.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Lifetime 2020 Fund (Institutional Class/MXAKX)	7.28%	5.02%	6.21%
MSCI ACWI Index	17.49%	10.06%	10.70%
Morningstar Lifetime Moderate 2020	7.50%	4.24%	5.71%
(a)
Inception date was April 28, 2016.
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 422M
Total number of portfolio holdings	27
Total advisory fee paid	$ 0.5M
Portfolio turnover rate as of the end of the reporting period	17%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower of America Contract	11.14%
Empower Bond Index Fund Institutional Class	11.00%
Empower Inflation-Protected Securities Fund Institutional Class	10.75%
Empower S&P 500 ® Index Fund Institutional Class	8.49%
Empower Global Bond Fund Institutional Class	5.47%
Empower Core Bond Fund Institutional Class	5.41%
Empower Short Duration Bond Fund Institutional Class	4.78%
Empower International Index Fund Institutional Class	4.78%
Empower Large Cap Value Fund Institutional Class	4.44%
Empower Multi-Sector Bond Fund Institutional Class	4.38%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Lifetime 2020 Fund
ANNUAL SHAREHOLDER REPORT
Investor Class / MXAGX | December 31, 2024
This annual shareholder report contains important information about the Empower Lifetime 2020 Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2020 Fund (Investor Class/MXAGX)	$ 82	0.79% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.36%).

Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 6.95%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 17.49% and a composite index with investment characteristics similar to those of the Fund, which returned 7.50% over the same period.
On an absolute return basis, the Fund was helped by robust equity returns specifically within the U.S. market, though the tilts to small cap equity opposite large cap equity and value opposite growth were relative detractors from performance. Manager selection, the relative outperformance or underperformance of underlying funds, was modestly negative.
The allocation to U.S. large cap equities was the largest asset allocation contributor from an absolute return perspective. Top performing underlying funds, in terms of relative performance to their benchmarks, included Empower Multi-Sector Bond Fund and Empower Global Bond Fund.
Allocations to global bond and international real estate were the largest detractors from an absolute return perspective. Top underperforming underlying funds, in terms of relative performance to their benchmarks, included Empower Large Cap Growth Fund and Empower T. Rowe Price Mid Cap Growth Fund.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Lifetime 2020 Fund (Investor Class/MXAGX)	6.95%	4.65%	5.85%
MSCI ACWI Index	17.49%	10.06%	10.70%
Morningstar Lifetime Moderate 2020	7.50%	4.24%	5.71%
(a)
Inception date was April 28, 2016.
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 422M
Total number of portfolio holdings	27
Total advisory fee paid	$ 0.5M
Portfolio turnover rate as of the end of the reporting period	17%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower of America Contract	11.14%
Empower Bond Index Fund Institutional Class	11.00%
Empower Inflation-Protected Securities Fund Institutional Class	10.75%
Empower S&P 500 ® Index Fund Institutional Class	8.49%
Empower Global Bond Fund Institutional Class	5.47%
Empower Core Bond Fund Institutional Class	5.41%
Empower Short Duration Bond Fund Institutional Class	4.78%
Empower International Index Fund Institutional Class	4.78%
Empower Large Cap Value Fund Institutional Class	4.44%
Empower Multi-Sector Bond Fund Institutional Class	4.38%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Lifetime 2020 Fund
ANNUAL SHAREHOLDER REPORT
Service Class / MXAHX | December 31, 2024
This annual shareholder report contains important information about the Empower Lifetime 2020 Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2020 Fund (Service Class/MXAHX)	$ 92	0.89% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.36%).

Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 6.76%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 17.49% and a composite index with investment characteristics similar to those of the Fund, which returned 7.50% over the same period.
On an absolute return basis, the Fund was helped by robust equity returns specifically within the U.S. market, though the tilts to small cap equity opposite large cap equity and value opposite growth were relative detractors from performance. Manager selection, the relative outperformance or underperformance of underlying funds, was modestly negative.
The allocation to U.S. large cap equities was the largest asset allocation contributor from an absolute return perspective. Top performing underlying funds, in terms of relative performance to their benchmarks, included Empower Multi-Sector Bond Fund and Empower Global Bond Fund.
Allocations to global bond and international real estate were the largest detractors from an absolute return perspective. Top underperforming underlying funds, in terms of relative performance to their benchmarks, included Empower Large Cap Growth Fund and Empower T. Rowe Price Mid Cap Growth Fund.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period
.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Lifetime 2020 Fund (Service Class/MXAHX)	6.76%	4.56%	5.75%
MSCI ACWI Index	17.49%	10.06%	10.70%
Morningstar Lifetime Moderate 2020	7.50%	4.24%	5.71%
(a)
Inception date was April 28, 2016.
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 422M
Total number of portfolio holdings	27
Total advisory fee paid	$ 0.5M
Portfolio turnover rate as of the end of the reporting period	17%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower of America Contract	11.14%
Empower Bond Index Fund Institutional Class	11.00%
Empower Inflation-Protected Securities Fund Institutional Class	10.75%
Empower S&P 500 ® Index Fund Institutional Class	8.49%
Empower Global Bond Fund Institutional Class	5.47%
Empower Core Bond Fund Institutional Class	5.41%
Empower Short Duration Bond Fund Institutional Class	4.78%
Empower International Index Fund Institutional Class	4.78%
Empower Large Cap Value Fund Institutional Class	4.44%
Empower Multi-Sector Bond Fund Institutional Class	4.38%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Lifetime 2025 Fund
ANNUAL SHAREHOLDER REPORT
Institutional Class / MXQBX | December 31, 2024
This annual shareholder report contains important information about the Empower Lifetime 2025 Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2025 Fund (Institutional Class/MXQBX)	$ 49	0.47% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.38%).

Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 7.83%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 17.49% and a composite index with investment characteristics similar to those of the Fund, which returned 7.97% over the same period.
On an absolute return basis, the Fund was helped by robust equity returns specifically within the

U.S. market, though the tilts to small cap equity opposite large cap equity and value opposite growth were relative detractors from performance. Manager selection, the relative outperformance or underperformance of underlying funds, was modestly negative.
The allocation to

U.S. large cap equities was the largest asset allocation contributor from an absolute return perspective. Top performing underlying funds, in terms of relative performance to their benchmarks, included Empower Multi-Sector Bond Fund and Empower Global Bond Fund.
Allocations to global bond and international real estate were the largest detractors from an absolute return perspective. Top underperforming underlying funds, in terms of relative performance to their benchmarks, included Empower Large Cap Growth Fund and Empower T. Rowe Price Mid Cap Growth Fund.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Lifetime 2025 Fund (Institutional Class/MXQBX)	7.83%	5.45%	5.90%
MSCI ACWI Index	17.49%	10.06%	8.98%
Morningstar Lifetime Moderate 2025	7.97%	4.55%	5.47%
(a)
Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,367M
Total number of portfolio holdings	27
Total advisory fee paid	$ 1.6M
Portfolio turnover rate as of the end of the reporting period	20%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower Bond Index Fund Institutional Class	11.18%
Empower S&P 500 ® Index Fund Institutional Class	9.37%
Empower of America Contract	8.78%
Empower Inflation-Protected Securities Fund Institutional Class	8.13%
Empower International Index Fund Institutional Class	5.61%
Empower Core Bond Fund Institutional Class	5.51%
Empower Global Bond Fund Institutional Class	5.29%
Empower Large Cap Value Fund Institutional Class	4.91%
Empower Multi-Sector Bond Fund Institutional Class	4.46%
Empower Large Cap Growth Fund Institutional Class	4.46%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Lifetime 2025 Fund
ANNUAL SHAREHOLDER REPORT
Investor Class / MXELX | December 31, 2024
This
annual shareholder
report contains important information about the Empower Lifetime 2025 Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2025 Fund (Investor Class/MXELX)	$ 85	0.82% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.38%).

Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 7.33%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 17.49% and a composite index with investment characteristics similar to those of the Fund, which returned 7.97% over the same period.
On an absolute return basis, the Fund was helped by robust equity returns specifically within the

U.S. market, though the tilts to small cap equity opposite large cap equity and value opposite growth were relative detractors from performance. Manager selection, the relative outperformance or underperformance of underlying funds, was modestly negative.

The allocation to U.S. large cap equities was the largest asset allocation contributor from an absolute return perspective. Top performing underlying funds, in terms of relative performance to their benchmarks, included Empower Multi-Sector Bond Fund and Empower Global Bond Fund.
Allocations to global bond and international real estate were the largest detractors from an absolute return perspective. Top underperforming underlying funds, in terms of relative performance to their benchmarks, included Empower Large Cap Growth Fund and Empower T. Rowe Price Mid Cap Growth Fund.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Lifetime 2025 Fund (Investor Class/MXELX)	7.33%	5.06%	5.65%
MSCI ACWI Index	17.49%	10.06%	9.23%
Morningstar Lifetime Moderate 2025	7.97%	4.55%	5.60%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,367M
Total number of portfolio holdings	27
Total advisory fee paid	$ 1.6M
Portfolio turnover rate as of the end of the reporting period	20%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower Bond Index Fund Institutional Class	11.18%
Empower S&P 500 ® Index Fund Institutional Class	9.37%
Empower of America Contract	8.78%
Empower Inflation-Protected Securities Fund Institutional Class	8.13%
Empower International Index Fund Institutional Class	5.61%
Empower Core Bond Fund Institutional Class	5.51%
Empower Global Bond Fund Institutional Class	5.29%
Empower Large Cap Value Fund Institutional Class	4.91%
Empower Multi-Sector Bond Fund Institutional Class	4.46%
Empower Large Cap Growth Fund Institutional Class	4.46%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Lifetime 2025 Fund
ANNUAL SHAREHOLDER REPORT
Service Class / MXFLX | December 31, 2024
This annual shareholder report contains important information about the Empower Lifetime 2025 Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2025 Fund (Service Class/MXFLX)	$ 95	0.92% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.38%).

Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 7.34%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 17.49% and a composite index with investment characteristics similar to those of the Fund, which returned 7.97% over the same period.
On an absolute return basis, the Fund was helped by robust equity returns specifically within the U.S. market, though the tilts to small cap equity opposite large cap equity and value opposite growth were relative detractors from performance. Manager selection, the relative outperformance or underperformance of underlying funds, was modestly negative.
The allocation to U.S. large cap equities was the largest asset allocation contributor from an absolute return perspective. Top performing underlying funds, in terms of relative performance to their benchmarks, included Empower Multi-Sector Bond Fund and Empower Global Bond Fund.
Allocations to global bond and international real estate were the largest detractors from an absolute return perspective. Top underperforming underlying funds, in terms of relative performance to their benchmarks, included Empower Large Cap Growth Fund and Empower T. Rowe Price Mid Cap Growth Fund.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Lifetime 2025 Fund (Service Class/MXFLX)	7.34%	4.97%	5.55%
MSCI ACWI Index	17.49%	10.06%	9.23%
Morningstar Lifetime Moderate 2025	7.97%	4.55%	5.60%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,367M
Total number of portfolio holdings	27
Total advisory fee paid	$ 1.6M
Portfolio turnover rate as of the end of the reporting period	20%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower Bond Index Fund Institutional Class	11.18%
Empower S&P 500 ® Index Fund Institutional Class	9.37%
Empower of America Contract	8.78%
Empower Inflation-Protected Securities Fund Institutional Class	8.13%
Empower International Index Fund Institutional Class	5.61%
Empower Core Bond Fund Institutional Class	5.51%
Empower Global Bond Fund Institutional Class	5.29%
Empower Large Cap Value Fund Institutional Class	4.91%
Empower Multi-Sector Bond Fund Institutional Class	4.46%
Empower Large Cap Growth Fund Institutional Class	4.46%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Lifetime 2030 Fund
ANNUAL SHAREHOLDER REPORT
Institutional Class / MXAYX | December 31,
2024
This annual shareholder report contains important information about the Empower Lifetime 2030 Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2030 Fund (Institutional Class/MXAYX)	$ 51	0.49% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.39%).

Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 8.54%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 17.49% and a composite index with investment characteristics similar to those of the Fund, which returned 8.83% over the same period.
On an absolute return basis, the Fund was helped by robust equity returns specifically within the U.S. market, though the tilts to small cap equity opposite large cap equity and value opposite growth were relative detractors from performance. Manager selection, the relative outperformance or underperformance of underlying funds, was modestly negative.
The allocation to U.S. large cap equities was the largest asset allocation contributor from an absolute return perspective. Top performing underlying funds, in terms of relative performance to their benchmarks, included Empower Multi-Sector Bond Fund and Empower Global Bond Fund.
Allocations to global bond and international real estate were the largest detractors from an absolute return perspective. Top underperforming underlying funds, in terms of relative performance to their benchmarks, included Empower Large Cap Growth Fund and Empower T. Rowe Price Mid Cap Growth Fund.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Lifetime 2030 Fund (Institutional Class/MXAYX)	8.54%	5.94%	7.45%
MSCI ACWI Index	17.49%	10.06%	10.70%
Morningstar Lifetime Moderate 2030	8.83%	5.15%	6.97%
(a)
Inception date was April 28, 2016.
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 763M
Total number of portfolio holdings	27
Total advisory fee paid	$ 0.8M
Portfolio turnover rate as of the end of the reporting period	13%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	10.57%
Empower Bond Index Fund Institutional Class	10.56%
Empower International Index Fund Institutional Class	6.72%
Empower of America Contract	6.41%
Empower Inflation-Protected Securities Fund Institutional Class	5.59%
Empower Large Cap Value Fund Institutional Class	5.55%
Empower Core Bond Fund Institutional Class	5.19%
Empower Large Cap Growth Fund Institutional Class	5.05%
Empower Global Bond Fund Institutional Class	4.80%
Empower S&P Mid Cap 400 ® Index Fund Institutional Class	4.55%
ASSET CLASS ALLOCATION
Material Fund
Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Lifetime 2030 Fund
ANNUAL SHAREHOLDER REPORT
Investor Class / MXATX | December 31, 2024
This annual shareholder report contains important information about the Empower Lifetime 2030 Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2030 Fund (Investor Class/MXATX)	$ 87	0.84% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.39%).

Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 8.06%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 17.49% and a composite index with investment characteristics similar to those of the Fund, which returned 8.83% over the same period.
On an absolute return basis, the Fund was helped by robust equity returns specifically within the U.S. market, though the tilts to small cap equity opposite large cap equity and value opposite growth were relative detractors from performance. Manager selection, the relative outperformance or underperformance of underlying funds, was modestly negative.
The allocation to U.S. large cap equities was the largest asset allocation contributor from an absolute return perspective. Top performing underlying funds, in terms of relative performance to their benchmarks, included Empower Multi-Sector Bond Fund and Empower Global Bond Fund.
Allocations to global bond and international real estate were the largest detractors from an absolute return perspective. Top underperforming underlying funds, in terms of relative performance to their benchmarks, included Empower Large Cap Growth Fund and Empower T. Rowe Price Mid Cap Growth Fund.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Lifetime 2030 Fund (Investor Class/MXATX)	8.06%	5.57%	7.06%
MSCI ACWI Index	17.49%	10.06%	10.70%
Morningstar Lifetime Moderate 2030	8.83%	5.15%	6.97%
(a)
Inception date was April 28, 2016.
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 763M
Total number of portfolio holdings	27
Total advisory fee paid	$ 0.8M
Portfolio turnover rate as of the end of the reporting period	13%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	10.57%
Empower Bond Index Fund Institutional Class	10.56%
Empower International Index Fund Institutional Class	6.72%
Empower of America Contract	6.41%
Empower Inflation-Protected Securities Fund Institutional Class	5.59%
Empower Large Cap Value Fund Institutional Class	5.55%
Empower Core Bond Fund Institutional Class	5.19%
Empower Large Cap Growth Fund Institutional Class	5.05%
Empower Global Bond Fund Institutional Class	4.80%
Empower S&P Mid Cap 400 ® Index Fund Institutional Class	4.55%
ASSET CLASS ALLOCATION
Material Fund
Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Lifetime 2030 Fund
ANNUAL SHAREHOLDER REPORT
Service Class / MXAUX | December 31, 2024
This annual shareholder report contains important information about the Empower Lifetime 2030 Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2030 Fund (Service Class/MXAUX)	$ 98	0.94% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.39%).

Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 7.98%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 17.49% and a composite index with investment characteristics similar to those of the Fund, which returned 8.83% over the same period.
On an absolute return basis, the Fund was helped by robust equity returns specifically within the U.S. market, though the tilts to small cap equity opposite large cap equity and value opposite growth were relative detractors from performance. Manager selection, the relative outperformance or underperformance of underlying funds, was modestly negative.
The allocation to U.S. large cap equities was the largest asset allocation contributor from an absolute return perspective. Top performing underlying funds, in terms of relative performance to their benchmarks, included Empower Multi-Sector Bond Fund and Empower Global Bond Fund.
Allocations to global bond and international real estate were the largest detractors from an absolute return perspective. Top underperforming underlying funds, in terms of relative performance to their benchmarks, included Empower Large Cap Growth Fund and Empower T. Rowe Price Mid Cap Growth Fund.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Lifetime 2030 Fund (Service Class/MXAUX)	7.98%	5.47%	6.98%
MSCI ACWI Index	17.49%	10.06%	10.70%
Morningstar Lifetime Moderate 2030	8.83%	5.15%	6.97%
(a)
Inception date was April 28, 2016.
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 763M
Total number of portfolio holdings	27
Total advisory fee paid	$ 0.8M
Portfolio turnover rate as of the end of the reporting period	13%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	10.57%
Empower Bond Index Fund Institutional Class	10.56%
Empower International Index Fund Institutional Class	6.72%
Empower of America Contract	6.41%
Empower Inflation-Protected Securities Fund Institutional Class	5.59%
Empower Large Cap Value Fund Institutional Class	5.55%
Empower Core Bond Fund Institutional Class	5.19%
Empower Large Cap Growth Fund Institutional Class	5.05%
Empower Global Bond Fund Institutional Class	4.80%
Empower S&P Mid Cap 400 ® Index Fund Institutional Class	4.55%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the
reporting
period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting
period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Lifetime 2035 Fund
ANNUAL SHAREHOLDER REPORT
Institutional Class / MXTBX | December 31, 2024
This annual shareholder report contains important information about the Empower Lifetime 2035 Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2035 Fund (Institutional Class/MXTBX)	$ 54	0.52% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.41%).

Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 9.54%, as compared
to its broad-based securities market index, the MSCI ACWI Index, which returned 17.49% and a composite index with investment characteristics similar to those of the Fund, which returned 10.18% over the same period.
On an absolute return basis, the Fund was helped by robust equity returns specifically within the U.S. market, though the tilts to small cap equity opposite large cap equity and value opposite growth
were relative detractors from performance. Manager selection, the relative outperformance or underperformance of underlying funds, was modestly negative.
The allocation to U.S. large cap equities was the largest asset allocation contributor from an absolute return perspective. Top performing underlying funds, in terms of relative performance to their benchmarks, included Empower Multi-Sector Bond Fund, Empower International Growth Fund, Empower Emerging Markets Equity Fund, Empower Large Cap Value Fund, and Empower Global Bond Fund.
Allocations to global bond and international real estate were the largest detractors from an absolute return perspective. Top underperforming underlying funds, in terms of relative performance to their benchmarks, included Empower Large Cap Growth Fund and Empower T. Rowe Price Mid Cap Growth Fund.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Lifetime 2035 Fund (Institutional Class/MXTBX)	9.54%	6.68%	7.09%
MSCI ACWI Index	17.49%	10.06%	8.98%
Morningstar Lifetime Moderate 2035	10.18%	6.04%	6.76%
(a)
Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be
lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,545M
Total number of portfolio holdings	27
Total advisory fee paid	$ 1.7M
Portfolio turnover rate as of the end of the reporting period	16%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	12.23%
Empower Bond Index Fund Institutional Class	8.80%
Empower International Index Fund Institutional Class	8.21%
Empower Large Cap Value Fund Institutional Class	6.40%
Empower Large Cap Growth Fund Institutional Class	5.82%
Empower S&P Mid Cap 400 ® Index Fund Institutional Class	5.24%
Empower International Value Fund Institutional Class	4.38%
Empower Core Bond Fund Institutional Class	4.32%
Empower of America Contract	4.11%
Empower Global Bond Fund Institutional Class	3.87%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's
accountants
during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Lifetime 2035 Fund
ANNUAL SHAREHOLDER REPORT
Investor Class / MXKLX | December 31, 2024
This annual shareholder report contains important information about the Empower Lifetime 2035 Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2035 Fund (Investor Class/MXKLX)	$ 91	0.87% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.41%).

Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 9.19%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 17.49% and a composite index with investment characteristics similar to those of the Fund, which returned 10.18% over the same period.
On an absolute return basis, the Fund was helped by robust equity returns specifically within the U.S. market, though the tilts to small cap equity opposite large cap equity and value opposite growth were relative detractors from performance. Manager selection, the relative outperformance or underperformance of underlying funds, was modestly negative.
The allocation to U.S. large cap equities was the largest asset allocation contributor from an absolute return perspective. Top performing underlying funds, in terms of relative performance to their benchmarks, included Empower Multi-Sector Bond Fund, Empower International Growth Fund, Empower Emerging Markets Equity Fund, Empower Large Cap Value Fund, and Empower Global Bond Fund.
Allocations to global bond and international real estate were the largest detractors from an absolute return perspective. Top underperforming underlying funds, in terms of relative performance to their benchmarks, included Empower Large Cap Growth Fund and Empower T. Rowe Price Mid Cap Growth Fund.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Lifetime 2035 Fund (Investor Class/MXKLX)	9.19%	6.26%	6.83%
MSCI ACWI Index	17.49%	10.06%	9.23%
Morningstar Lifetime Moderate 2035	10.18%	6.04%	6.93%
Results include the reinvestment of all dividends and capital gains distrib
u
tions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower
.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,545M
Total number of portfolio holdings	27
Total advisory fee paid	$ 1.7M
Portfolio turnover rate as of the end of the reporting period	16%
Graphical Representation of Holdings
The tables below show the investment makeup of the
Fund
, representing percentage of the total investments

of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	12.23%
Empower Bond Index Fund Institutional Class	8.80%
Empower International Index Fund Institutional Class	8.21%
Empower Large Cap Value Fund Institutional Class	6.40%
Empower Large Cap Growth Fund Institutional Class	5.82%
Empower S&P Mid Cap 400 ® Index Fund Institutional Class	5.24%
Empower International Value Fund Institutional Class	4.38%
Empower Core Bond Fund Institutional Class	4.32%
Empower of America Contract	4.11%
Empower Global Bond Fund Institutional Class	3.87%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the
Fund's
accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Lifetime 2035 Fund
ANNUAL SHAREHOLDER REPORT
Service Class / MXLLX | December 31, 2024
This annual shareholder report contains important information about the Empower Lifetime 2035 Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2035 Fund (Service Class/MXLLX)	$ 101	0.97% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.41%).

Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 9.06%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 17.49% and a composite index with investment characteristics similar to those of the Fund, which returned 10.18% over the same period.
On an absolute return basis, the Fund was helped by robust equity returns specifically within the U.S. market, though the tilts to small cap equity opposite large cap equity and value opposite growth were relative detractors from performance. Manager selection, the relative outperformance or underperformance of underlying funds, was modestly negative.
The allocation to U.S. large cap equities was the largest asset allocation contributor from an absolute return perspective. Top performing underlying funds, in terms of relative performance to their benchmarks, included Empower Multi-Sector Bond Fund, Empower International Growth Fund, Empower Emerging Markets Equity Fund, Empower Large Cap Value Fund, and
Empower
Global Bond Fund.
Allocations to global bond and international real estate were the largest detractors from an absolute return perspective. Top underperforming underlying funds, in terms of relative performance to their benchmarks, included Empower Large Cap Growth Fund and Empower T. Rowe Price Mid Cap Growth Fund.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad
-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Lifetime 2035 Fund (Service Class/MXLLX)	9.06%	6.18%	6.73%
MSCI ACWI Index	17.49%	10.06%	9.23%
Morningstar Lifetime Moderate 2035	10.18%	6.04%	6.93%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,545M
Total number of portfolio holdings	27
Total advisory fee paid	$ 1.7M
Portfolio turnover rate as of the end of the reporting period	16%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing perc
e
ntage of the
to
tal investments

of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	12.23%
Empower Bond Index Fund Institutional Class	8.80%
Empower International Index Fund Institutional Class	8.21%
Empower Large Cap Value Fund Institutional Class	6.40%
Empower Large Cap Growth Fund Institutional Class	5.82%
Empower S&P Mid Cap 400 ® Index Fund Institutional Class	5.24%
Empower International Value Fund Institutional Class	4.38%
Empower Core Bond Fund Institutional Class	4.32%
Empower of America Contract	4.11%
Empower Global Bond Fund Institutional Class	3.87%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the
Fund's
accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Lifetime 2040 Fund
ANNUAL SHAREHOLDER REPORT
Institutional Class / MXBGX | December 31, 2024
This annual shareholder report contains important information about the Empower Lifetime 2040 Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund
Expenses
for the last year ended December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2040 Fund (Institutional Class/MXBGX)	$ 56	0.53% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.42%).

Management’s Discussion
of
Fund Performance
For the 12-month reporting period ended December 31, 2024, the
Fund
returned
10.51
%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 17.49% and a composite index with investment characteristics similar to those of the Fund, which returned 11.70% over the same period.
On an absolute return basis, the Fund was helped by robust equity returns specifically within the U.S. market, though the tilts to small cap equity opposite large cap equity and value opposite growth were relative detractors from performance. Manager selection, the relative outperformance or underperformance of underlying funds, was modestly negative.
The allocation to U.S. large cap equities was the largest asset allocation contributor from an absolute return perspective. Top performing underlying funds, in terms of relative performance to their benchmarks, included Empower Multi-Sector Bond Fund, Empower International Growth Fund, Empower Emerging Markets Equity Fund, and Empower Large Cap Value Fund.
Allocations to global bond and international real estate were the largest detractors from an absolute return perspective. Top underperforming underlying funds, in terms of relative performance to their benchmarks, included Empower Large Cap Growth Fund and Empower T. Rowe Price Mid Cap Growth Fund.
Fund Performance
The following graph and chart compare the initial and subsequent account values
at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Lifetime 2040 Fund (Institutional Class/MXBGX)	10.51%	7.26%	8.79%
MSCI ACWI Index	17.49%	10.06%	10.70%
Morningstar Lifetime Moderate 2040	11.70%	6.98%	8.63%
(a)
Inception date was April 28, 2016.
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be
lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay
attention to.
Fund net assets	$ 592M
Total number of portfolio holdings	27
Total advisory fee paid	$ 0.6M
Portfolio turnover rate as of the end of the reporting period	12%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	13.81%
Empower International Index Fund Institutional Class	9.82%
Empower Large Cap Value Fund Institutional Class	7.22%
Empower Large Cap Growth Fund Institutional Class	6.58%
Empower Bond Index Fund Institutional Class	6.36%
Empower S&P Mid Cap 400 ® Index Fund Institutional Class	5.92%
Empower International Value Fund Institutional Class	5.23%
Empower International Growth Fund Institutional Class	4.58%
Empower S&P Small Cap 600 ® Index Fund Institutional Class	4.08%
Empower Emerging Markets Equity Fund Institutional Class	3.93%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting
period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Lifetime 2040 Fund
ANNUAL SHAREHOLDER REPORT
Investor Class / MXBDX | December 31, 2024
This annual shareholder report contains important information about the Empower Lifetime 2040 Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2040 Fund (Investor Class/MXBDX)	$ 92	0.88% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.42%).

Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 10.19%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 17.49% and a composite index with investment characteristics similar to those of the Fund, which returned 11.70% over the same period.
On an absolute return basis, the Fund was helped by robust equity returns specifically within the U.S. market, though the tilts to small cap equity opposite large cap equity and value opposite growth were relative detractors from performance. Manager selection, the relative outperformance or underperformance of underlying funds, was modestly negative.
The allocation to U.S. large cap equities was the largest asset allocation contributor from an absolute return perspective. Top performing underlying funds, in terms of relative performance to their benchmarks, included Empower Multi-Sector Bond Fund, Empower International Growth Fund, Empower Emerging Markets Equity Fund, and Empower Large Cap Value Fund.
Allocations to global bond and international real estate were the largest detractors from an absolute return perspective. Top underperforming underlying funds, in terms of relative performance to their benchmarks, included Empower Large Cap Growth Fund and Empower T. Rowe Price Mid Cap Growth Fund.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Lifetime 2040 Fund (Investor Class/MXBDX)	10.19%	6.89%	8.42%
MSCI ACWI Index	17.49%	10.06%	10.70%
Morningstar Lifetime Moderate 2040	11.70%	6.98%	8.63%
(a)
Inception date was April 28, 2016.
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns
would
be
lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 592M
Total number of portfolio holdings	27
Total advisory fee paid	$ 0.6M
Portfolio turnover rate as of the end of the reporting period	12%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	13.81%
Empower International Index Fund Institutional Class	9.82%
Empower Large Cap Value Fund Institutional Class	7.22%
Empower Large Cap Growth Fund Institutional Class	6.58%
Empower Bond Index Fund Institutional Class	6.36%
Empower S&P Mid Cap 400 ® Index Fund Institutional Class	5.92%
Empower International Value Fund Institutional Class	5.23%
Empower International Growth Fund Institutional Class	4.58%
Empower S&P Small Cap 600 ® Index Fund Institutional Class	4.08%
Empower Emerging Markets Equity Fund Institutional Class	3.93%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period
.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other
communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Lifetime 2040 Fund
ANNUAL SHAREHOLDER REPORT
Service Class / MXBEX | December 31, 2024
This annual shareholder report contains important information about the Empower Lifetime 2040 Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000
investment
)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2040 Fund (Service Class/MXBEX)	$ 103	0.98% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.42%).

Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 10.06%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 17.49% and a composite index with investment characteristics similar to those of the Fund, which returned 11.70% over the same period.
On an absolute return basis, the Fund was helped by robust equity returns specifically within the

U.S. market, though the tilts to small cap equity opposite large cap equity and value opposite growth were relative detractors from performance. Manager selection, the relative outperformance or underperformance of underlying funds, was modestly negative.

The allocation to U.S. large cap equities was the largest asset allocation contributor from an absolute return perspective. Top performing underlying funds, in terms of relative performance to their benchmarks, included Empower Multi-Sector Bond Fund, Empower International Growth Fund, Empower Emerging Markets Equity Fund, and Empower Large Cap Value Fund.
Allocations to global bond and international real estate were the largest detractors from an absolute return perspective. Top underperforming underlying funds, in terms of relative performance to their benchmarks, included Empower Large Cap Growth Fund and Empower T. Rowe Price Mid Cap Growth Fund.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Lifetime 2040 Fund (Service Class/MXBEX)	10.06%	6.78%	8.30%
MSCI ACWI Index	17.49%	10.06%	10.70%
Morningstar Lifetime Moderate 2040	11.70%	6.98%	8.63%
(a)
Inception date was April 28, 2016.
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 592M
Total number of portfolio holdings	27
Total advisory fee paid	$ 0.6M
Portfolio turnover rate as of the end of the reporting period	12%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total
investments

of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	13.81%
Empower International Index Fund Institutional Class	9.82%
Empower Large Cap Value Fund Institutional Class	7.22%
Empower Large Cap Growth Fund Institutional Class	6.58%
Empower Bond Index Fund Institutional Class	6.36%
Empower S&P Mid Cap 400 ® Index Fund Institutional Class	5.92%
Empower International Value Fund Institutional Class	5.23%
Empower International Growth Fund Institutional Class	4.58%
Empower S&P Small Cap 600 ® Index Fund Institutional Class	4.08%
Empower Emerging Markets Equity Fund Institutional Class	3.93%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during th
e
reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Lifetime 2045 Fund
ANNUAL SHAREHOLDER REPORT
Institutional Class / MXWEX | December 31, 2024
This annual shareholder report contains important information about the Empower Lifetime 2045 Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2045 Fund (Institutional Class/MXWEX)	$ 59	0.56% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.44%).

Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 11.17%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 17.49% and a composite index with investment characteristics similar to those of the Fund, which returned 12.86% over the same period.
On an absolute return basis, the Fund was helped by robust equity returns specifically within the U.S. market, though the tilts to small cap equity opposite large cap equity and value opposite growth were relative detractors from performance. Manager selection, the relative outperformance or underperformance of underlying funds, was modestly negative.
The allocation to

U.S. large cap equities was the largest asset allocation contributor from an absolute return perspective. Top performing underlying funds, in terms of relative performance to their benchmarks, included Empower International Growth Fund, Empower Emerging Markets Equity Fund, and Empower Large Cap Value Fund.

Allocations to global bond and international real estate were the largest detractors from an absolute return perspective. Top underperforming underlying funds, in terms of relative performance to their benchmarks, included Empower Large Cap Growth Fund and Empower T. Rowe Price Mid Cap Growth Fund.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Lifetime 2045 Fund (Institutional Class/MXWEX)	11.17%	7.67%	7.83%
MSCI ACWI Index	17.49%	10.06%	8.98%
Morningstar Lifetime Moderate 2045	12.86%	7.63%	7.76%
(a)
Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,134M
Total number of portfolio holdings	27
Total advisory fee paid	$ 1.3M
Portfolio turnover rate as of the end of the reporting period	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	14.81%
Empower International Index Fund Institutional Class	11.16%
Empower Large Cap Value Fund Institutional Class	7.76%
Empower Large Cap Growth Fund Institutional Class	7.06%
Empower S&P Mid Cap 400 ® Index Fund Institutional Class	6.36%
Empower International Value Fund Institutional Class	5.95%
Empower International Growth Fund Institutional Class	5.20%
Empower S&P Small Cap 600 ® Index Fund Institutional Class	4.73%
Empower Emerging Markets Equity Fund Institutional Class	4.58%
Fidelity ® Emerging Markets Index Fund Institutional Class	4.57%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Lifetime 2045 Fund
ANNUAL SHAREHOLDER REPORT
Investor Class / MXQLX | December 31, 2024
This annual shareholder report contains important information about the Empower Lifetime 2045 Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2045 Fund (Investor Class/MXQLX)	$ 96	0.91% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.44%).

Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 10.82%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 17.49% and a composite index with investment characteristics similar to those of the Fund, which returned 12.86% over the same period.
On an absolute return basis, the Fund was helped by robust equity returns specifically within the U.S. market, though the tilts to small cap equity opposite large cap equity and value opposite growth were relative detractors from performance. Manager selection, the relative outperformance or underperformance of underlying funds, was modestly negative.
The allocation to

U.S. large cap equities was the largest asset allocation contributor from an absolute return perspective. Top performing underlying funds, in terms of relative performance to their benchmarks, included Empower International Growth Fund, Empower Emerging Markets Equity Fund, and Empower Large Cap Value Fund.

Allocations to global bond and international real estate were the largest detractors from an absolute return perspective. Top underperforming underlying funds, in terms of relative performance to their benchmarks, included Empower Large Cap Growth Fund and Empower T. Rowe Price Mid Cap Growth Fund.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Lifetime 2045 Fund (Investor Class/MXQLX)	10.82%	7.29%	7.59%
MSCI ACWI Index	17.49%	10.06%	9.23%
Morningstar Lifetime Moderate 2045	12.86%	7.63%	7.94%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,134M
Total number of portfolio holdings	27
Total advisory fee paid	$ 1.3M
Portfolio turnover rate as of the end of the reporting period	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	14.81%
Empower International Index Fund Institutional Class	11.16%
Empower Large Cap Value Fund Institutional Class	7.76%
Empower Large Cap Growth Fund Institutional Class	7.06%
Empower S&P Mid Cap 400 ® Index Fund Institutional Class	6.36%
Empower International Value Fund Institutional Class	5.95%
Empower International Growth Fund Institutional Class	5.20%
Empower S&P Small Cap 600 ® Index Fund Institutional Class	4.73%
Empower Emerging Markets Equity Fund Institutional Class	4.58%
Fidelity ® Emerging Markets Index Fund Institutional Class	4.57%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Lifetime 2045 Fund
ANNUAL SHAREHOLDER REPORT
Service Class / MXRLX | December 31, 2024
This annual shareholder report contains important information about the Empower Lifetime 2045 Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2045 Fund (Service Class/MXRLX)	$ 106	1.01% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.44%).

Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 10.75%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 17.49% and a composite index with investment characteristics similar to those of the Fund, which returned 12.86% over the same period.
On an absolute return basis, the Fund was helped by robust equity returns specifically within the U.S. market, though the tilts to small cap equity opposite large cap equity and value opposite growth were relative detractors from performance. Manager selection, the relative outperformance or underperformance of underlying funds, was modestly negative.
The allocation to U.S. large cap equities was the largest asset allocation contributor from an absolute return perspective. Top performing underlying funds, in terms of relative performance to their benchmarks, included Empower International Growth Fund, Empower Emerging Markets Equity Fund, and Empower Large Cap Value Fund.
Allocations to global bond and international real estate were the largest detractors from an absolute return perspective. Top underperforming underlying funds, in terms of relative performance to their benchmarks, included Empower Large Cap Growth Fund and Empower T. Rowe Price Mid Cap Growth Fund.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Lifetime 2045 Fund (Service Class/MXRLX)	10.75%	7.19%	7.49%
MSCI ACWI Index	17.49%	10.06%	9.23%
Morningstar Lifetime Moderate 2045	12.86%	7.63%	7.94%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,134M
Total number of portfolio holdings	27
Total advisory fee paid	$ 1.3M
Portfolio turnover rate as of the end of the reporting period	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	14.81%
Empower International Index Fund Institutional Class	11.16%
Empower Large Cap Value Fund Institutional Class	7.76%
Empower Large Cap Growth Fund Institutional Class	7.06%
Empower S&P Mid Cap 400 ® Index Fund Institutional Class	6.36%
Empower International Value Fund Institutional Class	5.95%
Empower International Growth Fund Institutional Class	5.20%
Empower S&P Small Cap 600 ® Index Fund Institutional Class	4.73%
Empower Emerging Markets Equity Fund Institutional Class	4.58%
Fidelity ® Emerging Markets Index Fund Institutional Class	4.57%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Lifetime 2050 Fund
ANNUAL SHAREHOLDER REPORT
Institutional Class / MXBSX | December 31, 2024
This annual shareholder report contains important information about the Empower Lifetime 2050 Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2050 Fund (Institutional Class/MXBSX)	$ 59	0.56% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.44%).

Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 11.49%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 17.49% and a composite index with investment characteristics similar to those of the Fund, which returned 13.36% over the same period.
On an absolute return basis, the Fund was helped by robust equity returns specifically within the U.S. market, though the tilts to small cap equity opposite large cap equity and value opposite growth were relative detractors from performance. Manager selection, the relative outperformance or underperformance of underlying funds, was modestly negative.
The allocation to U.S. large cap equities was the largest asset allocation contributor from an absolute return perspective. Top performing underlying funds, in terms of relative performance to their benchmarks, included Empower International Growth Fund, Empower Emerging Markets Equity Fund, and Empower Large Cap Value Fund.
Allocations to global bond and international real estate were the largest detractors from an absolute return perspective. Top underperforming underlying funds, in terms of relative performance to their benchmarks, included Empower Large Cap Growth Fund and Empower T. Rowe Price Mid Cap Growth Fund.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Lifetime 2050 Fund (Institutional Class/MXBSX)	11.49%	7.77%	9.23%
MSCI ACWI Index	17.49%	10.06%	10.70%
Morningstar Lifetime Moderate 2050	13.36%	7.88%	9.25%
(a)
Inception date was April 28, 2016.
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 424M
Total number of portfolio holdings	27
Total advisory fee paid	$ 0.4M
Portfolio turnover rate as of the end of the reporting period	12%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten
Holdings
Empower S&P 500 ® Index Fund Institutional Class	15.04%
Empower International Index Fund Institutional Class	11.99%
Empower Large Cap Value Fund Institutional Class	7.88%
Empower Large Cap Growth Fund Institutional Class	7.17%
Empower S&P Mid Cap 400 ® Index Fund Institutional Class	6.46%
Empower International Value Fund Institutional Class	6.39%
Empower International Growth Fund Institutional Class	5.59%
Empower S&P Small Cap 600 ® Index Fund Institutional Class	5.16%
Empower Emerging Markets Equity Fund Institutional Class	5.07%
Fidelity ® Emerging Markets Index Fund Institutional Class	5.06%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the
reporting
period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Lifetime 2050 Fund
ANNUAL SHAREHOLDER REPORT
Investor Class / MXBOX | December 31, 2024
This annual shareholder report contains important information about the Empower Lifetime 2050 Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2050 Fund (Investor Class/MXBOX)	$ 96	0.91% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.44%).

Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 11.14%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 17.49% and a composite index with investment characteristics similar to those of the Fund, which returned 13.36% over the same period.
On an absolute return basis, the Fund was helped by robust equity returns specifically within the U.S. market, though the tilts to small cap equity opposite large cap equity and value opposite growth were relative detractors from performance. Manager selection, the relative outperformance or underperformance of underlying funds, was modestly negative.
The allocation to U.S. large cap equities was the largest asset allocation contributor from an absolute return perspective. Top performing underlying funds, in terms of relative performance to their benchmarks, included Empower International Growth Fund, Empower Emerging Markets Equity Fund, and Empower Large Cap Value Fund.
Allocations to global bond and international real estate were the largest detractors from an absolute return perspective. Top underperforming underlying funds, in terms of relative performance to their benchmarks, included Empower Large Cap Growth Fund and Empower T. Rowe Price Mid Cap Growth Fund.
Fund Performance
The following graph and chart compare the
initial
and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Lifetime 2050 Fund (Investor Class/MXBOX)	11.14%	7.42%	8.84%
MSCI ACWI Index	17.49%	10.06%	10.70%
Morningstar Lifetime Moderate 2050	13.36%	7.88%	9.25%
(a)
Inception date was April 28, 2016.
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 424M
Total number of portfolio holdings	27
Total advisory fee paid	$ 0.4M
Portfolio turnover rate as of the end of the reporting period	12%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	15.04%
Empower International Index Fund Institutional Class	11.99%
Empower Large Cap Value Fund Institutional Class	7.88%
Empower Large Cap Growth Fund Institutional Class	7.17%
Empower S&P Mid Cap 400 ® Index Fund Institutional Class	6.46%
Empower International Value Fund Institutional Class	6.39%
Empower International Growth Fund Institutional Class	5.59%
Empower S&P Small Cap 600 ® Index Fund Institutional Class	5.16%
Empower Emerging Markets Equity Fund Institutional Class	5.07%
Fidelity ® Emerging Markets Index Fund Institutional Class	5.06%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the
reporting
period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Lifetime 2050 Fund
ANNUAL SHAREHOLDER REPORT
Service Class / MXBQX | December 31, 2024
This annual shareholder report contains important information about the Empower Lifetime 2050 Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2050 Fund (Service Class/MXBQX)	$ 107	1.01% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.44%).

Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 11.02%, as compared
to its broad-based securities market index, the MSCI ACWI Index, which returned 17.49% and a composite index with investment characteristics similar to those of the Fund, which returned 13.36% over the same period.
On an absolute return basis, the Fund was helped by robust equity returns specifically within the U.S. market, though the tilts to small cap equity opposite large cap equity and value opposite growth were relative detractors from performance. Manager selection, the relative outperformance or underperformance of underlying funds, was modestly negative.
The allocation to U.S. large cap equities was the largest asset allocation contributor from an absolute return perspective. Top performing underlying funds, in terms of relative performance to their benchmarks, included Empower International Growth Fund, Empower Emerging Markets Equity Fund, and Empower Large Cap Value Fund.
Allocations to global bond and international real estate were the largest detractors from an absolute return perspective. Top underperforming underlying funds, in terms of relative performance to their benchmarks, included Empower Large Cap Growth Fund and Empower T. Rowe Price Mid Cap Growth Fund.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Lifetime 2050 Fund (Service Class/MXBQX)	11.02%	7.28%	8.75%
MSCI ACWI Index	17.49%	10.06%	10.70%
Morningstar Lifetime Moderate 2050	13.36%	7.88%	9.25%
(a)
Inception date was April 28, 2016.
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 424M
Total number of portfolio holdings	27
Total advisory fee paid	$ 0.4M
Portfolio turnover rate as of the end of the reporting period	12%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	15.04%
Empower International Index Fund Institutional Class	11.99%
Empower Large Cap Value Fund Institutional Class	7.88%
Empower Large Cap Growth Fund Institutional Class	7.17%
Empower S&P Mid Cap 400 ® Index Fund Institutional Class	6.46%
Empower International Value Fund Institutional Class	6.39%
Empower International Growth Fund Institutional Class	5.59%
Empower S&P Small Cap 600 ® Index Fund Institutional Class	5.16%
Empower Emerging Markets Equity Fund Institutional Class	5.07%
Fidelity ® Emerging Markets Index Fund Institutional Class	5.06%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Lifetime 2055 Fund
ANNUAL SHAREHOLDER REPORT
Institutional Class / MXZHX | December 31, 2024
This annual shareholder report contains important information about the Empower Lifetime 2055 Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2055 Fund (Institutional Class/MXZHX)	$ 60	0.57% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.45%).

Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 11.41%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 17.49% and a composite index with investment characteristics similar to those of the Fund, which returned 13.33% over the same period.
On an absolute return basis, the Fund was helped by robust equity returns specifically within the U.S. market, though the tilts to small cap equity opposite large cap equity and value opposite growth were relative detractors from performance. Manager selection, the relative outperformance or underperformance of underlying funds, was modestly negative.
The allocation to U.S. large cap equities was the largest asset allocation contributor from an absolute return perspective. Top performing underlying funds, in terms of relative performance to their benchmarks, included Empower International Growth Fund, Empower Emerging Markets Equity Fund, and Empower Large Cap Value Fund.
Allocations to global bond and international real estate were the largest detractors from an absolute return perspective. Top underperforming underlying funds, in terms of relative performance to their benchmarks, included Empower Large Cap Growth Fund and Empower T. Rowe Price Mid Cap Growth Fund.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Lifetime 2055 Fund (Institutional Class/MXZHX)	11.41%	7.71%	7.79%
MSCI ACWI Index	17.49%	10.06%	8.98%
Morningstar Lifetime Moderate 2055	13.33%	7.86%	7.83%
(a)
Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 608M
Total number of portfolio holdings	26
Total advisory fee paid	$ 0.7M
Portfolio turnover rate as of the end of the reporting period	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	14.76%
Empower International Index Fund Institutional Class	12.41%
Empower Large Cap Value Fund Institutional Class	7.72%
Empower Large Cap Growth Fund Institutional Class	7.04%
Empower International Value Fund Institutional Class	6.61%
Empower S&P Mid Cap 400 ® Index Fund Institutional Class	6.33%
Empower International Growth Fund Institutional Class	5.79%
Empower S&P Small Cap 600 ® Index Fund Institutional Class	5.42%
Empower Emerging Markets Equity Fund Institutional Class	5.39%
Fidelity ® Emerging Markets Index Fund Institutional Class	5.38%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Lifetime 2055 Fund
ANNUAL SHAREHOLDER REPORT
Investor Class / MXWLX | December 31, 2024
This annual shareholder report contains important information about the Empower Lifetime 2055 Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2055 Fund (Investor Class/MXWLX)	$ 97	0.92% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.45%).

Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 11.10%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 17.49% and a composite index with investment characteristics similar to those of the Fund, which returned 13.33% over the same period.
On an absolute return basis, the Fund was helped by robust equity returns specifically within the U.S. market, though the tilts to small cap equity opposite large cap equity and value opposite growth were relative detractors from performance. Manager selection, the relative outperformance or underperformance of underlying funds, was modestly negative.
The allocation to U.S. large cap equities was the largest asset allocation contributor from an absolute return perspective. Top performing underlying funds, in terms of relative performance to their benchmarks, included Empower International Growth Fund, Empower Emerging Markets Equity Fund, and Empower Large Cap Value Fund.
Allocations to global bond and international real estate were the largest detractors from an absolute return perspective. Top underperforming underlying funds, in terms of relative performance to their benchmarks, included Empower Large Cap Growth Fund and Empower T. Rowe Price Mid Cap Growth Fund.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Lifetime 2055 Fund (Investor Class/MXWLX)	11.10%	7.35%	7.57%
MSCI ACWI Index	17.49%	10.06%	9.23%
Morningstar Lifetime Moderate 2055	13.33%	7.86%	8.03%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 608M
Total number of portfolio holdings	26
Total advisory fee paid	$ 0.7M
Portfolio turnover rate as of the end of the reporting period	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	14.76%
Empower International Index Fund Institutional Class	12.41%
Empower Large Cap Value Fund Institutional Class	7.72%
Empower Large Cap Growth Fund Institutional Class	7.04%
Empower International Value Fund Institutional Class	6.61%
Empower S&P Mid Cap 400 ® Index Fund Institutional Class	6.33%
Empower International Growth Fund Institutional Class	5.79%
Empower S&P Small Cap 600 ® Index Fund Institutional Class	5.42%
Empower Emerging Markets Equity Fund Institutional Class	5.39%
Fidelity ® Emerging Markets Index Fund Institutional Class	5.38%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Lifetime 2055 Fund
ANNUAL SHAREHOLDER REPORT
Service Class / MXXLX | December 31, 2024
This annual shareholder report contains important information about the Empower Lifetime 2055 Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2055 Fund (Service Class/MXXLX)	$ 108	1.02% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.45%).

Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 11.00%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 17.49% and a composite index with investment characteristics similar to those of the Fund, which returned 13.33% over the same period.
On an absolute return basis, the Fund was helped by robust equity returns specifically within the U.S. market, though the tilts to small cap equity opposite large cap equity and value opposite growth were relative detractors from performance. Manager selection, the relative outperformance or underperformance of underlying funds, was modestly negative.
The allocation to U.S. large cap equities was the largest asset allocation contributor from an absolute return perspective. Top performing underlying funds, in terms of relative performance to their benchmarks, included Empower International Growth Fund, Empower Emerging Markets Equity Fund, and Empower Large Cap Value Fund.
Allocations to global bond and international real estate were the largest detractors from an absolute return perspective. Top underperforming underlying funds, in terms of relative performance to their benchmarks, included Empower Large Cap Growth Fund and Empower T. Rowe Price Mid Cap Growth Fund.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Lifetime 2055 Fund (Service Class/MXXLX)	11.00%	7.24%	7.48%
MSCI ACWI Index	17.49%	10.06%	9.23%
Morningstar Lifetime Moderate 2055	13.33%	7.86%	8.03%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 608M
Total number of portfolio holdings	26
Total advisory fee paid	$ 0.7M
Portfolio turnover rate as of the end of the reporting period	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	14.76%
Empower International Index Fund Institutional Class	12.41%
Empower Large Cap Value Fund Institutional Class	7.72%
Empower Large Cap Growth Fund Institutional Class	7.04%
Empower International Value Fund Institutional Class	6.61%
Empower S&P Mid Cap 400 ® Index Fund Institutional Class	6.33%
Empower International Growth Fund Institutional Class	5.79%
Empower S&P Small Cap 600 ® Index Fund Institutional Class	5.42%
Empower Emerging Markets Equity Fund Institutional Class	5.39%
Fidelity ® Emerging Markets Index Fund Institutional Class	5.38%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Lifetime 2060 Fund
ANNUAL SHAREHOLDER REPORT
Institutional Class / MXGUX | December 31, 2024
This annual shareholder report contains important information about the Empower Lifetime 2060 Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2060 Fund (Institutional Class/MXGUX)	$ 60	0.57% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.45%).

Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 11.33%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 17.49% and a composite index with investment characteristics similar to those of the Fund, which returned 13.15% over the same period.
On an absolute return basis, the Fund was helped by robust equity returns specifically within the U.S. market, though the tilts to small cap equity opposite large cap equity and value opposite growth were relative detractors from performance. Manager selection, the relative outperformance or underperformance of underlying funds, was modestly negative.
The allocation to U.S. large cap equities was the largest asset allocation contributor from an absolute return perspective. Top performing underlying funds, in terms of relative performance to their benchmarks, included Empower International Growth Fund, Empower Emerging Markets Equity Fund, and Empower Large Cap Value Fund.
Allocations to global bond and international real estate were the largest detractors from an absolute return perspective. Top underperforming underlying funds, in terms of relative performance to their benchmarks, included Empower Large Cap Growth Fund and Empower T. Rowe Price Mid Cap Growth Fund.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Lifetime 2060 Fund (Institutional Class/MXGUX)	11.33%	7.64%	8.30%
MSCI ACWI Index	17.49%	10.06%	10.52%
Morningstar Lifetime Moderate 2060	13.15%	7.77%	8.38%
(a) Inception date was May 1, 2019.
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 91M
Total number of portfolio holdings	26
Total advisory fee paid	$ 0.1M
Portfolio turnover rate as of the end of the reporting period	18%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	14.31%
Empower International Index Fund Institutional Class	12.72%
Empower Large Cap Value Fund Institutional Class	7.48%
Empower Large Cap Growth Fund Institutional Class	6.82%
Empower International Value Fund Institutional Class	6.79%
Empower S&P Mid Cap 400 ® Index Fund Institutional Class	6.14%
Empower International Growth Fund Institutional Class	5.94%
Empower Emerging Markets Equity Fund Institutional Class	5.68%
Fidelity ® Emerging Markets Index Fund Institutional Class	5.67%
Empower S&P Small Cap 600 ® Index Fund Institutional Class	5.63%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Lifetime 2060 Fund
ANNUAL SHAREHOLDER REPORT
Investor Class / MXGNX | December 31, 2024
This annual shareholder report contains important information about the Empower Lifetime 2060 Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2060 Fund (Investor Class/MXGNX)	$ 97	0.92% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.45%).

Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 10.90%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 17.49% and a composite index with investment characteristics similar to those of the Fund, which returned 13.15% over the same period.
On an absolute return basis, the Fund was helped by robust equity returns specifically within the U.S. market, though the tilts to small cap equity opposite large cap equity and value opposite growth were relative detractors from performance. Manager selection, the relative outperformance or underperformance of underlying funds, was modestly negative.
The allocation to U.S. large cap equities was the largest asset allocation contributor from an absolute return perspective. Top performing underlying funds, in terms of relative performance to their benchmarks, included Empower International Growth Fund, Empower Emerging Markets Equity Fund, and Empower Large Cap Value Fund.
Allocations to global bond and international real estate were the largest detractors from an absolute return perspective. Top underperforming underlying funds, in terms of relative performance to their benchmarks, included Empower Large Cap Growth Fund and Empower T. Rowe Price Mid Cap Growth Fund.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Lifetime 2060 Fund (Investor Class/MXGNX)	10.90%	7.26%	7.92%
MSCI ACWI Index	17.49%	10.06%	10.52%
Morningstar Lifetime Moderate 2060	13.15%	7.77%	8.38%
(a) Inception date was May 1, 2019.
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 91M
Total number of portfolio holdings	26
Total advisory fee paid	$ 0.1M
Portfolio turnover rate as of the end of the reporting period	18%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	14.31%
Empower International Index Fund Institutional Class	12.72%
Empower Large Cap Value Fund Institutional Class	7.48%
Empower Large Cap Growth Fund Institutional Class	6.82%
Empower International Value Fund Institutional Class	6.79%
Empower S&P Mid Cap 400 ® Index Fund Institutional Class	6.14%
Empower International Growth Fund Institutional Class	5.94%
Empower Emerging Markets Equity Fund Institutional Class	5.68%
Fidelity ® Emerging Markets Index Fund Institutional Class	5.67%
Empower S&P Small Cap 600 ® Index Fund Institutional Class	5.63%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Lifetime 2060 Fund
ANNUAL SHAREHOLDER REPORT
Service Class / MXGQX | December 31, 2024
This annual shareholder report contains important information about the Empower Lifetime 2060 Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2060 Fund (Service Class/MXGQX)	$ 108	1.02% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.45%).

Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 10.81%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 17.49% and a composite index with investment characteristics similar to those of the Fund, which returned 13.15% over the same period.
On an absolute return basis, the Fund was helped by robust equity returns specifically within the U.S. market, though the tilts to small cap equity opposite large cap equity and value opposite growth were relative detractors from performance. Manager selection, the relative outperformance or underperformance of underlying funds, was modestly negative.
The allocation to U.S. large cap equities was the largest asset allocation contributor from an absolute return perspective. Top performing underlying funds, in terms of relative performance to their benchmarks, included Empower International Growth Fund, Empower Emerging Markets Equity Fund, and Empower Large Cap Value Fund.
Allocations to global bond and international real estate were the largest detractors from an absolute return perspective. Top underperforming underlying funds, in terms of relative performance to their benchmarks, included Empower Large Cap Growth Fund and Empower T. Rowe Price Mid Cap Growth Fund.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Lifetime 2060 Fund (Service Class/MXGQX)	10.81%	7.18%	7.85%
MSCI ACWI Index	17.49%	10.06%	10.52%
Morningstar Lifetime Moderate 2060	13.15%	7.77%	8.38%
(a) Inception date was May 1, 2019.
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 91M
Total number of portfolio holdings	26
Total advisory fee paid	$ 0.1M
Portfolio turnover rate as of the end of the reporting period	18%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	14.31%
Empower International Index Fund Institutional Class	12.72%
Empower Large Cap Value Fund Institutional Class	7.48%
Empower Large Cap Growth Fund Institutional Class	6.82%
Empower International Value Fund Institutional Class	6.79%
Empower S&P Mid Cap 400 ® Index Fund Institutional Class	6.14%
Empower International Growth Fund Institutional Class	5.94%
Empower Emerging Markets Equity Fund Institutional Class	5.68%
Fidelity ® Emerging Markets Index Fund Institutional Class	5.67%
Empower S&P Small Cap 600 ® Index Fund Institutional Class	5.63%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

ITEM 2. CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.

(d) During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(e) Registrant’s Code of Ethics is attached hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.”  Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation.  Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $1,050,700 for fiscal year 2023 and $1,082,655 for fiscal year 2024.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this item were: $44,680 for fiscal year 2023 and $265,941 for fiscal year 2024. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self custody) audits, fund administration SOC1 testing, and N1-A and N-14 reviews.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2023 and $0 for fiscal year 2024.

(d) All Other Fees.  There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).

(e) (1) Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Empower Funds by its independent auditors.  The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Empower Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Empower Funds that is responsible for the financial reporting or operations of Empower Funds was employed by those auditors and participated in any capacity in an audit of Empower Funds during the year period (or such other period proscribed under Securities Exchange Commission rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Empower Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Empower Funds’ auditors will not provide the following non-audit services to Empower Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Empower Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2

Pre-approval with respect to Non-Empower Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Empower Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Empower Funds’ auditors to (a) Empower Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Empower Funds.4   The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation.  The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members.  Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(f) (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(g) Not Applicable.

(h) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2023 equaled $1,795,449 and for fiscal year 2024 equaled $2,094,252.

(i) The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 7 of this Form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
EMPOWER FUNDS, INC.
("Empower Funds")
Empower Lifetime 2015 Fund	Empower Lifetime 2020 Fund
Institutional Class Ticker / MXNYX	Institutional Class Ticker / MXAKX
Investor Class Ticker / MXLYX	Investor Class Ticker / MXAGX
Service Class Ticker / MXLZX	Service Class Ticker / MXAHX
Empower Lifetime 2025 Fund	Empower Lifetime 2030 Fund
Institutional Class Ticker / MXQBX	Institutional Class Ticker / MXAYX
Investor Class Ticker / MXELX	Investor Class Ticker / MXATX
Service Class Ticker / MXFLX	Service Class Ticker / MXAUX
Empower Lifetime 2035 Fund	Empower Lifetime 2040 Fund
Institutional Class Ticker / MXTBX	Institutional Class Ticker / MXBGX
Investor Class Ticker / MXKLX	Investor Class Ticker / MXBDX
Service Class Ticker / MXLLX	Service Class Ticker / MXBEX
Empower Lifetime 2045 Fund	Empower Lifetime 2050 Fund
Institutional Class Ticker / MXWEX	Institutional Class Ticker / MXBSX
Investor Class Ticker / MXQLX	Investor Class Ticker / MXBOX
Service Class Ticker / MXRLX	Service Class Ticker / MXBQX
Empower Lifetime 2055 Fund	Empower Lifetime 2060 Fund
Institutional Class Ticker / MXZHX	Institutional Class Ticker / MXGUX
Investor Class Ticker / MXWLX	Investor Class Ticker / MXGNX
Service Class Ticker / MXXLX	Service Class Ticker / MXGQX
(the "Fund(s)")
Annual Report
December 31, 2024
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of each Fund, which includes details as to offering price and other information.

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2015 FUND
Schedule of Investments
As of December 31, 2024
Shares		Fair Value
BOND MUTUAL FUNDS
5,814,305	Empower Bond Index Fund Institutional Class(a)	$ 47,212,156
2,816,076	Empower Core Bond Fund Institutional Class(a)	23,176,307
3,355,921	Empower Global Bond Fund Institutional Class(a)	25,135,848
1,324,813	Empower High Yield Bond Fund Institutional Class(a)	13,248,131
7,053,431	Empower Inflation-Protected Securities Fund Institutional Class(a)	61,999,661
2,318,890	Empower Multi-Sector Bond Fund Institutional Class(a)	18,783,010
2,808,467	Empower Short Duration Bond Fund Institutional Class(a)	26,624,264

TOTAL BOND MUTUAL FUNDS — 46.96% (Cost $242,719,815)		$216,179,377
EQUITY MUTUAL FUNDS
285,448	American Century Real Estate Fund Class R6	7,524,405
942,891	DFA International Real Estate Securities Portfolio Institutional Class	3,064,395
714,054	Empower Emerging Markets Equity Fund Institutional Class(a)	6,583,574
973,875	Empower International Growth Fund Institutional Class(a)	8,930,431
1,853,573	Empower International Index Fund Institutional Class(a)	19,147,407
1,255,946	Empower International Value Fund Institutional Class(a)	10,210,841
1,453,788	Empower Large Cap Growth Fund Institutional Class(a)	17,227,389
2,903,989	Empower Large Cap Value Fund Institutional Class(a)	18,904,970
972,405	Empower Mid Cap Value Fund Institutional Class(a)	8,119,580
489,199	Empower Real Estate Index Fund Institutional Class(a)	4,040,781
3,902,226	Empower S&P 500® Index Fund Institutional Class(a)	36,134,608
Shares		Fair Value
Equity Mutual Funds — (continued)
1,883,203	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	$ 15,479,930
1,043,942	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	6,712,546
58,829	Empower Small Cap Growth Fund Institutional Class(a)	643,591
534,013	Empower Small Cap Value Fund Institutional Class(a)	3,625,951
1,395,563	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	7,396,485
628,301	Fidelity® Emerging Markets Index Fund Institutional Class	6,572,027
91,665	Janus Henderson Triton Fund Class N	2,522,617

TOTAL EQUITY MUTUAL FUNDS — 39.72% (Cost $183,440,850)		$182,841,528
Account Balance
FIXED INTEREST CONTRACT
61,921,336(b)	Empower of America Contract(a) 1.90%(c)	61,921,336

TOTAL FIXED INTEREST CONTRACT — 13.45% (Cost $61,921,336)		$61,921,336
TOTAL INVESTMENTS — 100.13% (Cost $488,082,001)		$460,942,241
OTHER ASSETS & LIABILITIES, NET — (0.13)%		$(582,663)
TOTAL NET ASSETS — 100.00%		$460,359,578

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of December 31, 2024. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2020 FUND
Schedule of Investments
As of December 31, 2024
Shares		Fair Value
BOND MUTUAL FUNDS
5,720,853	Empower Bond Index Fund Institutional Class(a)	$ 46,453,323
2,774,422	Empower Core Bond Fund Institutional Class(a)	22,833,492
3,085,321	Empower Global Bond Fund Institutional Class(a)	23,109,052
1,306,218	Empower High Yield Bond Fund Institutional Class(a)	13,062,179
5,163,916	Empower Inflation-Protected Securities Fund Institutional Class(a)	45,390,820
2,280,302	Empower Multi-Sector Bond Fund Institutional Class(a)	18,470,444
2,126,700	Empower Short Duration Bond Fund Institutional Class(a)	20,161,118

TOTAL BOND MUTUAL FUNDS — 44.92% (Cost $205,502,584)		$189,480,428
EQUITY MUTUAL FUNDS
264,699	American Century Real Estate Fund Class R6	6,977,457
915,976	DFA International Real Estate Securities Portfolio Institutional Class	2,976,921
776,687	Empower Emerging Markets Equity Fund Institutional Class(a)	7,161,052
1,029,284	Empower International Growth Fund Institutional Class(a)	9,438,538
1,955,528	Empower International Index Fund Institutional Class(a)	20,200,606
1,322,933	Empower International Value Fund Institutional Class(a)	10,755,448
1,441,254	Empower Large Cap Growth Fund Institutional Class(a)	17,078,854
2,881,912	Empower Large Cap Value Fund Institutional Class(a)	18,761,249
961,846	Empower Mid Cap Value Fund Institutional Class(a)	8,031,418
453,254	Empower Real Estate Index Fund Institutional Class(a)	3,743,876
3,870,483	Empower S&P 500® Index Fund Institutional Class(a)	35,840,675
Shares		Fair Value
Equity Mutual Funds — (continued)
1,874,147	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	$ 15,405,492
1,152,653	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	7,411,559
65,428	Empower Small Cap Growth Fund Institutional Class(a)	715,788
583,168	Empower Small Cap Value Fund Institutional Class(a)	3,959,709
1,381,424	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	7,321,549
683,423	Fidelity® Emerging Markets Index Fund Institutional Class	7,148,606
100,750	Janus Henderson Triton Fund Class N	2,772,628

TOTAL EQUITY MUTUAL FUNDS — 44.02% (Cost $183,471,007)		$185,701,425
Account Balance
FIXED INTEREST CONTRACT
47,035,647(b)	Empower of America Contract(a) 1.90%(c)	47,035,647

TOTAL FIXED INTEREST CONTRACT — 11.15% (Cost $47,035,647)		$47,035,647
TOTAL INVESTMENTS — 100.09% (Cost $436,009,238)		$422,217,500
OTHER ASSETS & LIABILITIES, NET — (0.09)%		$(363,475)
TOTAL NET ASSETS — 100.00%		$421,854,025

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of December 31, 2024. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2025 FUND
Schedule of Investments
As of December 31, 2024
Shares		Fair Value
BOND MUTUAL FUNDS
18,832,423	Empower Bond Index Fund Institutional Class(a)	$ 152,919,271
9,152,276	Empower Core Bond Fund Institutional Class(a)	75,323,233
9,665,478	Empower Global Bond Fund Institutional Class(a)	72,394,434
4,312,662	Empower High Yield Bond Fund Institutional Class(a)	43,126,618
12,649,236	Empower Inflation-Protected Securities Fund Institutional Class(a)	111,186,783
7,520,638	Empower Multi-Sector Bond Fund Institutional Class(a)	60,917,167
5,444,159	Empower Short Duration Bond Fund Institutional Class(a)	51,610,625

TOTAL BOND MUTUAL FUNDS — 41.51% (Cost $624,675,841)		$567,478,131
EQUITY MUTUAL FUNDS
873,249	American Century Real Estate Fund Class R6	23,018,841
3,178,712	DFA International Real Estate Securities Portfolio Institutional Class	10,330,814
3,045,281	Empower Emerging Markets Equity Fund Institutional Class(a)	28,077,491
3,896,850	Empower International Growth Fund Institutional Class(a)	35,734,111
7,420,392	Empower International Index Fund Institutional Class(a)	76,652,652
5,030,114	Empower International Value Fund Institutional Class(a)	40,894,827
5,150,045	Empower Large Cap Growth Fund Institutional Class(a)	61,028,033
10,308,312	Empower Large Cap Value Fund Institutional Class(a)	67,107,111
3,445,147	Empower Mid Cap Value Fund Institutional Class(a)	28,766,974
1,501,858	Empower Real Estate Index Fund Institutional Class(a)	12,405,346
Shares		Fair Value
Equity Mutual Funds — (continued)
13,837,763	Empower S&P 500® Index Fund Institutional Class(a)	$ 128,137,686
6,687,470	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	54,971,000
4,539,589	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	29,189,557
249,325	Empower Small Cap Growth Fund Institutional Class(a)	2,727,619
2,315,421	Empower Small Cap Value Fund Institutional Class(a)	15,721,706
4,963,064	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	26,304,237
2,679,600	Fidelity® Emerging Markets Index Fund Institutional Class	28,028,621
400,500	Janus Henderson Triton Fund Class N	11,021,751

TOTAL EQUITY MUTUAL FUNDS — 49.75% (Cost $693,632,669)		$680,118,377
Account Balance
FIXED INTEREST CONTRACT
120,021,149(b)	Empower of America Contract(a) 1.90%(c)	120,021,149

TOTAL FIXED INTEREST CONTRACT — 8.78% (Cost $120,021,149)		$120,021,149
TOTAL INVESTMENTS — 100.04% (Cost $1,438,329,659)		$1,367,617,657
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(564,843)
TOTAL NET ASSETS — 100.00%		$1,367,052,814

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of December 31, 2024. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2030 FUND
Schedule of Investments
As of December 31, 2024
Shares		Fair Value
BOND MUTUAL FUNDS
9,921,178	Empower Bond Index Fund Institutional Class(a)	$ 80,559,967
4,807,896	Empower Core Bond Fund Institutional Class(a)	39,568,980
4,882,998	Empower Global Bond Fund Institutional Class(a)	36,573,653
2,268,140	Empower High Yield Bond Fund Institutional Class(a)	22,681,398
4,850,492	Empower Inflation-Protected Securities Fund Institutional Class(a)	42,635,822
3,949,816	Empower Multi-Sector Bond Fund Institutional Class(a)	31,993,508
2,222,797	Empower Short Duration Bond Fund Institutional Class(a)	21,072,119

TOTAL BOND MUTUAL FUNDS — 36.06% (Cost $291,507,544)		$275,085,447
EQUITY MUTUAL FUNDS
492,780	American Century Real Estate Fund Class R6	12,989,672
1,890,641	DFA International Real Estate Securities Portfolio Institutional Class	6,144,584
2,100,264	Empower Emerging Markets Equity Fund Institutional Class(a)	19,364,436
2,611,104	Empower International Growth Fund Institutional Class(a)	23,943,821
4,958,197	Empower International Index Fund Institutional Class(a)	51,218,177
3,362,181	Empower International Value Fund Institutional Class(a)	27,334,534
3,248,807	Empower Large Cap Growth Fund Institutional Class(a)	38,498,357
6,503,038	Empower Large Cap Value Fund Institutional Class(a)	42,334,778
2,169,039	Empower Mid Cap Value Fund Institutional Class(a)	18,111,476
846,782	Empower Real Estate Index Fund Institutional Class(a)	6,994,418
Shares		Fair Value
Equity Mutual Funds — (continued)
8,704,102	Empower S&P 500® Index Fund Institutional Class(a)	$ 80,599,985
4,221,835	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	34,703,481
3,146,549	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	20,232,308
173,783	Empower Small Cap Growth Fund Institutional Class(a)	1,901,191
1,596,897	Empower Small Cap Value Fund Institutional Class(a)	10,842,928
3,125,877	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	16,567,150
1,848,111	Fidelity® Emerging Markets Index Fund Institutional Class	19,331,242
275,714	Janus Henderson Triton Fund Class N	7,587,646

TOTAL EQUITY MUTUAL FUNDS — 57.51% (Cost $441,968,988)		$438,700,184
Account Balance
FIXED INTEREST CONTRACT
48,910,022(b)	Empower of America Contract(a) 1.90%(c)	48,910,022

TOTAL FIXED INTEREST CONTRACT — 6.41% (Cost $48,910,022)		$48,910,022
TOTAL INVESTMENTS — 99.98% (Cost $782,386,554)		$762,695,653
OTHER ASSETS & LIABILITIES, NET — 0.02%		$145,672
TOTAL NET ASSETS — 100.00%		$762,841,325

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of December 31, 2024. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2035 FUND
Schedule of Investments
As of December 31, 2024
Shares		Fair Value
BOND MUTUAL FUNDS
16,761,864	Empower Bond Index Fund Institutional Class(a)	$ 136,106,340
8,112,070	Empower Core Bond Fund Institutional Class(a)	66,762,333
7,984,196	Empower Global Bond Fund Institutional Class(a)	59,801,627
3,841,741	Empower High Yield Bond Fund Institutional Class(a)	38,417,411
5,769,231	Empower Inflation-Protected Securities Fund Institutional Class(a)	50,711,542
6,672,017	Empower Multi-Sector Bond Fund Institutional Class(a)	54,043,337
2,889,563	Empower Short Duration Bond Fund Institutional Class(a)	27,393,057

TOTAL BOND MUTUAL FUNDS — 28.04% (Cost $472,037,434)		$433,235,647
EQUITY MUTUAL FUNDS
1,011,184	American Century Real Estate Fund Class R6	26,654,820
4,072,833	DFA International Real Estate Securities Portfolio Institutional Class	13,236,708
5,338,651	Empower Emerging Markets Equity Fund Institutional Class(a)	49,222,359
6,448,933	Empower International Growth Fund Institutional Class(a)	59,136,713
12,283,567	Empower International Index Fund Institutional Class(a)	126,889,250
8,328,897	Empower International Value Fund Institutional Class(a)	67,713,934
7,598,793	Empower Large Cap Growth Fund Institutional Class(a)	90,045,691
15,195,460	Empower Large Cap Value Fund Institutional Class(a)	98,922,445
5,068,917	Empower Mid Cap Value Fund Institutional Class(a)	42,325,454
1,736,081	Empower Real Estate Index Fund Institutional Class(a)	14,340,025
Shares		Fair Value
Equity Mutual Funds — (continued)
20,424,271	Empower S&P 500® Index Fund Institutional Class(a)	$ 189,128,751
9,860,457	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	81,052,955
8,009,860	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	51,503,402
436,895	Empower Small Cap Growth Fund Institutional Class(a)	4,779,631
4,064,220	Empower Small Cap Value Fund Institutional Class(a)	27,596,057
7,297,050	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	38,674,363
4,697,563	Fidelity® Emerging Markets Index Fund Institutional Class	49,136,511
698,719	Janus Henderson Triton Fund Class N	19,228,756

TOTAL EQUITY MUTUAL FUNDS — 67.92% (Cost $1,073,333,299)		$1,049,587,825
Account Balance
FIXED INTEREST CONTRACT
63,524,281(b)	Empower of America Contract(a) 1.90%(c)	63,524,281

TOTAL FIXED INTEREST CONTRACT — 4.11% (Cost $63,524,281)		$63,524,281
TOTAL INVESTMENTS — 100.07% (Cost $1,608,895,014)		$1,546,347,753
OTHER ASSETS & LIABILITIES, NET — (0.07)%		$(1,083,650)
TOTAL NET ASSETS — 100.00%		$1,545,264,103

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of December 31, 2024. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2040 FUND
Schedule of Investments
As of December 31, 2024
Shares		Fair Value
BOND MUTUAL FUNDS
4,638,792	Empower Bond Index Fund Institutional Class(a)	$ 37,666,988
2,249,631	Empower Core Bond Fund Institutional Class(a)	18,514,467
2,150,218	Empower Global Bond Fund Institutional Class(a)	16,105,136
1,062,953	Empower High Yield Bond Fund Institutional Class(a)	10,629,527
1,050,230	Empower Inflation-Protected Securities Fund Institutional Class(a)	9,231,518
1,853,287	Empower Multi-Sector Bond Fund Institutional Class(a)	15,011,622
599,854	Empower Short Duration Bond Fund Institutional Class(a)	5,686,617

TOTAL BOND MUTUAL FUNDS — 19.06% (Cost $117,457,101)		$112,845,875
EQUITY MUTUAL FUNDS
391,545	American Century Real Estate Fund Class R6	10,321,135
1,650,372	DFA International Real Estate Securities Portfolio Institutional Class	5,363,711
2,520,764	Empower Emerging Markets Equity Fund Institutional Class(a)	23,241,441
2,955,538	Empower International Growth Fund Institutional Class(a)	27,102,285
5,624,430	Empower International Index Fund Institutional Class(a)	58,100,361
3,810,558	Empower International Value Fund Institutional Class(a)	30,979,835
3,285,205	Empower Large Cap Growth Fund Institutional Class(a)	38,929,680
6,566,273	Empower Large Cap Value Fund Institutional Class(a)	42,746,436
2,189,452	Empower Mid Cap Value Fund Institutional Class(a)	18,281,924
671,676	Empower Real Estate Index Fund Institutional Class(a)	5,548,046
Shares		Fair Value
Equity Mutual Funds — (continued)
8,826,671	Empower S&P 500® Index Fund Institutional Class(a)	$ 81,734,971
4,264,381	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	35,053,211
3,753,900	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	24,137,575
204,959	Empower Small Cap Growth Fund Institutional Class(a)	2,242,257
1,906,933	Empower Small Cap Value Fund Institutional Class(a)	12,948,076
3,159,791	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	16,746,891
2,218,092	Fidelity® Emerging Markets Index Fund Institutional Class	23,201,246
329,452	Janus Henderson Triton Fund Class N	9,066,523

TOTAL EQUITY MUTUAL FUNDS — 78.64% (Cost $475,526,147)		$465,745,604
Account Balance
FIXED INTEREST CONTRACT
13,278,513(b)	Empower of America Contract(a) 1.90%(c)	13,278,513

TOTAL FIXED INTEREST CONTRACT — 2.24% (Cost $13,278,513)		$13,278,513
TOTAL INVESTMENTS — 99.94% (Cost $606,261,761)		$591,869,992
OTHER ASSETS & LIABILITIES, NET — 0.06%		$362,721
TOTAL NET ASSETS — 100.00%		$592,232,713

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of December 31, 2024. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2045 FUND
Schedule of Investments
As of December 31, 2024
Shares		Fair Value
BOND MUTUAL FUNDS
5,894,383	Empower Bond Index Fund Institutional Class(a)	$ 47,862,386
2,853,628	Empower Core Bond Fund Institutional Class(a)	23,485,362
2,673,940	Empower Global Bond Fund Institutional Class(a)	20,027,812
1,347,891	Empower High Yield Bond Fund Institutional Class(a)	13,478,913
748,946	Empower Inflation-Protected Securities Fund Institutional Class(a)	6,583,238
2,351,130	Empower Multi-Sector Bond Fund Institutional Class(a)	19,044,151
551,308	Empower Short Duration Bond Fund Institutional Class(a)	5,226,403

TOTAL BOND MUTUAL FUNDS — 11.97% (Cost $145,567,989)		$135,708,265
EQUITY MUTUAL FUNDS
764,328	American Century Real Estate Fund Class R6	20,147,685
3,341,810	DFA International Real Estate Securities Portfolio Institutional Class	10,860,881
5,640,875	Empower Emerging Markets Equity Fund Institutional Class(a)	52,008,864
6,443,699	Empower International Growth Fund Institutional Class(a)	59,088,724
12,262,015	Empower International Index Fund Institutional Class(a)	126,666,611
8,307,382	Empower International Value Fund Institutional Class(a)	67,539,014
6,768,611	Empower Large Cap Growth Fund Institutional Class(a)	80,208,038
13,527,418	Empower Large Cap Value Fund Institutional Class(a)	88,063,492
4,514,862	Empower Mid Cap Value Fund Institutional Class(a)	37,699,101
1,302,558	Empower Real Estate Index Fund Institutional Class(a)	10,759,125
Shares		Fair Value
Equity Mutual Funds — (continued)
18,160,240	Empower S&P 500® Index Fund Institutional Class(a)	$ 168,163,826
8,789,233	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	72,247,494
8,345,238	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	53,659,878
465,598	Empower Small Cap Growth Fund Institutional Class(a)	5,093,645
4,231,158	Empower Small Cap Value Fund Institutional Class(a)	28,729,565
6,509,641	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	34,501,096
4,963,486	Fidelity® Emerging Markets Index Fund Institutional Class	51,918,067
730,458	Janus Henderson Triton Fund Class N	20,102,208

TOTAL EQUITY MUTUAL FUNDS — 87.07% (Cost $1,011,168,971)		$987,457,314
Account Balance
FIXED INTEREST CONTRACT
12,224,850(b)	Empower of America Contract(a) 1.90%(c)	12,224,850

TOTAL FIXED INTEREST CONTRACT — 1.08% (Cost $12,224,850)		$12,224,850
TOTAL INVESTMENTS — 100.12% (Cost $1,168,961,810)		$1,135,390,429
OTHER ASSETS & LIABILITIES, NET — (0.12)%		$(1,332,145)
TOTAL NET ASSETS — 100.00%		$1,134,058,284

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of December 31, 2024. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2050 FUND
Schedule of Investments
As of December 31, 2024
Shares		Fair Value
BOND MUTUAL FUNDS
1,593,891	Empower Bond Index Fund Institutional Class(a)	$ 12,942,397
768,505	Empower Core Bond Fund Institutional Class(a)	6,324,797
712,175	Empower Global Bond Fund Institutional Class(a)	5,334,190
364,447	Empower High Yield Bond Fund Institutional Class(a)	3,644,471
72,467	Empower Inflation-Protected Securities Fund Institutional Class(a)	636,989
633,559	Empower Multi-Sector Bond Fund Institutional Class(a)	5,131,824
103,132	Empower Short Duration Bond Fund Institutional Class(a)	977,694

TOTAL BOND MUTUAL FUNDS — 8.25% (Cost $36,321,745)		$34,992,362
EQUITY MUTUAL FUNDS
289,211	American Century Real Estate Fund Class R6	7,623,603
1,316,000	DFA International Real Estate Securities Portfolio Institutional Class	4,277,001
2,334,263	Empower Emerging Markets Equity Fund Institutional Class(a)	21,521,905
2,590,212	Empower International Growth Fund Institutional Class(a)	23,752,246
4,929,015	Empower International Index Fund Institutional Class(a)	50,916,724
3,339,332	Empower International Value Fund Institutional Class(a)	27,148,768
2,571,249	Empower Large Cap Growth Fund Institutional Class(a)	30,469,305
5,139,442	Empower Large Cap Value Fund Institutional Class(a)	33,457,770
1,714,564	Empower Mid Cap Value Fund Institutional Class(a)	14,316,609
497,749	Empower Real Estate Index Fund Institutional Class(a)	4,111,407
Shares		Fair Value
Equity Mutual Funds — (continued)
6,898,995	Empower S&P 500® Index Fund Institutional Class(a)	$ 63,884,689
3,339,852	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	27,453,577
3,411,815	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	21,937,970
189,663	Empower Small Cap Growth Fund Institutional Class(a)	2,074,909
1,727,927	Empower Small Cap Value Fund Institutional Class(a)	11,732,628
2,475,201	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	13,118,564
2,053,973	Fidelity® Emerging Markets Index Fund Institutional Class	21,484,560
299,367	Janus Henderson Triton Fund Class N	8,238,583

TOTAL EQUITY MUTUAL FUNDS — 91.31% (Cost $391,907,147)		$387,520,818
Account Balance
FIXED INTEREST CONTRACT
2,244,570(b)	Empower of America Contract(a) 1.90%(c)	2,244,570

TOTAL FIXED INTEREST CONTRACT — 0.53% (Cost $2,244,570)		$2,244,570
TOTAL INVESTMENTS — 100.09% (Cost $430,473,462)		$424,757,750
OTHER ASSETS & LIABILITIES, NET — (0.09)%		$(379,452)
TOTAL NET ASSETS — 100.00%		$424,378,298

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of December 31, 2024. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2055 FUND
Schedule of Investments
As of December 31, 2024
Shares		Fair Value
BOND MUTUAL FUNDS
2,028,982	Empower Bond Index Fund Institutional Class(a)	$ 16,475,332
982,792	Empower Core Bond Fund Institutional Class(a)	8,088,382
915,046	Empower Global Bond Fund Institutional Class(a)	6,853,692
467,499	Empower High Yield Bond Fund Institutional Class(a)	4,674,993
810,166	Empower Multi-Sector Bond Fund Institutional Class(a)	6,562,347
96,362	Empower Short Duration Bond Fund Institutional Class(a)	913,515

TOTAL BOND MUTUAL FUNDS — 7.17% (Cost $46,359,670)		$43,568,261
EQUITY MUTUAL FUNDS
416,733	American Century Real Estate Fund Class R6	10,985,089
1,979,703	DFA International Real Estate Securities Portfolio Institutional Class	6,434,035
3,560,282	Empower Emerging Markets Equity Fund Institutional Class(a)	32,825,803
3,842,824	Empower International Growth Fund Institutional Class(a)	35,238,693
7,309,360	Empower International Index Fund Institutional Class(a)	75,505,693
4,950,039	Empower International Value Fund Institutional Class(a)	40,243,816
3,612,639	Empower Large Cap Growth Fund Institutional Class(a)	42,809,768
7,213,010	Empower Large Cap Value Fund Institutional Class(a)	46,956,698
2,412,627	Empower Mid Cap Value Fund Institutional Class(a)	20,145,436
720,674	Empower Real Estate Index Fund Institutional Class(a)	5,952,771
9,700,839	Empower S&P 500® Index Fund Institutional Class(a)	89,829,770
Shares		Fair Value
Equity Mutual Funds — (continued)
4,688,774	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	$ 38,541,723
5,133,690	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	33,009,628
282,837	Empower Small Cap Growth Fund Institutional Class(a)	3,094,235
2,602,205	Empower Small Cap Value Fund Institutional Class(a)	17,668,975
3,466,337	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	18,371,584
3,132,761	Fidelity® Emerging Markets Index Fund Institutional Class	32,768,684
450,920	Janus Henderson Triton Fund Class N	12,409,321

TOTAL EQUITY MUTUAL FUNDS — 92.57% (Cost $572,724,053)		$562,791,722
Account Balance
FIXED INTEREST CONTRACT
2,184,275(b)	Empower of America Contract(a) 1.90%(c)	2,184,275

TOTAL FIXED INTEREST CONTRACT — 0.36% (Cost $2,184,275)		$2,184,275
TOTAL INVESTMENTS — 100.10% (Cost $621,267,998)		$608,544,258
OTHER ASSETS & LIABILITIES, NET — (0.10)%		$(616,591)
TOTAL NET ASSETS — 100.00%		$607,927,667

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of December 31, 2024. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2060 FUND
Schedule of Investments
As of December 31, 2024
Shares		Fair Value
BOND MUTUAL FUNDS
284,501	Empower Bond Index Fund Institutional Class(a)	$ 2,310,151
137,622	Empower Core Bond Fund Institutional Class(a)	1,132,629
136,220	Empower Global Bond Fund Institutional Class(a)	1,020,291
65,656	Empower High Yield Bond Fund Institutional Class(a)	656,556
113,796	Empower Multi-Sector Bond Fund Institutional Class(a)	921,748
13,508	Empower Short Duration Bond Fund Institutional Class(a)	128,058

TOTAL BOND MUTUAL FUNDS — 6.75% (Cost $6,251,680)		$6,169,433
EQUITY MUTUAL FUNDS
63,293	American Century Real Estate Fund Class R6	1,668,414
314,339	DFA International Real Estate Securities Portfolio Institutional Class	1,021,602
563,234	Empower Emerging Markets Equity Fund Institutional Class(a)	5,193,018
592,013	Empower International Growth Fund Institutional Class(a)	5,428,756
1,125,249	Empower International Index Fund Institutional Class(a)	11,623,823
762,692	Empower International Value Fund Institutional Class(a)	6,200,686
525,688	Empower Large Cap Growth Fund Institutional Class(a)	6,229,400
1,050,736	Empower Large Cap Value Fund Institutional Class(a)	6,840,290
351,314	Empower Mid Cap Value Fund Institutional Class(a)	2,933,470
109,361	Empower Real Estate Index Fund Institutional Class(a)	903,324
1,412,391	Empower S&P 500® Index Fund Institutional Class(a)	13,078,744
Shares		Fair Value
Equity Mutual Funds — (continued)
683,005	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	$ 5,614,299
800,758	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	5,148,871
44,143	Empower Small Cap Growth Fund Institutional Class(a)	482,919
405,735	Empower Small Cap Value Fund Institutional Class(a)	2,754,940
505,120	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	2,677,134
495,604	Fidelity® Emerging Markets Index Fund Institutional Class	5,184,016
70,033	Janus Henderson Triton Fund Class N	1,927,307

TOTAL EQUITY MUTUAL FUNDS — 92.88% (Cost $84,038,305)		$84,911,013
Account Balance
FIXED INTEREST CONTRACT
309,843(b)	Empower of America Contract(a) 1.90%(c)	309,843

TOTAL FIXED INTEREST CONTRACT — 0.34% (Cost $309,843)		$309,843
TOTAL INVESTMENTS — 99.97% (Cost $90,599,828)		$91,390,289
OTHER ASSETS & LIABILITIES, NET — 0.03%		$28,504
TOTAL NET ASSETS — 100.00%		$91,418,793

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of December 31, 2024. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2024
	Empower Lifetime 2015 Fund	Empower Lifetime 2020 Fund	Empower Lifetime 2025 Fund
ASSETS:
Investments at fair value, affiliated(a)	$441,258,797	$402,341,888	$1,295,217,630
Investments at fair value, unaffiliated(b)	19,683,444	19,875,612	72,400,027
Subscriptions receivable	45,726	25,031	1,357,720
Total Assets	460,987,967	422,242,531	1,368,975,377
LIABILITIES:
Payable for distribution fees	9,499	931	33,055
Payable for shareholder services fees	128,769	121,695	367,920
Payable to investment adviser	29,856	30,179	107,539
Redemptions payable	460,265	235,701	1,414,049
Total Liabilities	628,389	388,506	1,922,563
NET ASSETS	$460,359,578	$421,854,025	$1,367,052,814
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$3,860,126	$4,124,280	$11,659,276
Paid-in capital in excess of par	505,165,352	461,091,546	1,477,249,803
Undistributed/accumulated deficit	(48,665,900)	(43,361,801)	(121,856,265)
NET ASSETS	$460,359,578	$421,854,025	$1,367,052,814
NET ASSETS BY CLASS
Investor Class	$300,596,879	$381,420,418	$799,708,746
Service Class	$111,206,586	$10,863,277	$392,833,096
Institutional Class	$48,556,113	$29,570,330	$174,510,972
CAPITAL STOCK:
Authorized
Investor Class	230,000,000	210,000,000	250,000,000
Service Class	120,000,000	25,000,000	235,000,000
Institutional Class	80,000,000	22,000,000	180,000,000
Issued and Outstanding
Investor Class	23,206,558	37,302,650	58,312,509
Service Class	8,597,185	1,046,872	28,639,928
Institutional Class	6,797,518	2,893,281	29,640,320
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$12.95	$10.23	$13.71
Service Class	$12.94	$10.38	$13.72
Institutional Class	$7.14	$10.22	$5.89
(a) Cost of investments, affiliated	$467,759,427	$416,433,818	$1,362,991,794
(b) Cost of investments, unaffiliated	$20,322,574	$19,575,420	$75,337,865
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2024
	Empower Lifetime 2030 Fund	Empower Lifetime 2035 Fund	Empower Lifetime 2040 Fund
ASSETS:
Investments at fair value, affiliated(a)	$716,642,509	$1,438,090,958	$543,917,377
Investments at fair value, unaffiliated(b)	46,053,144	108,256,795	47,952,615
Subscriptions receivable	779,219	1,819,896	1,134,330
Total Assets	763,474,872	1,548,167,649	593,004,322
LIABILITIES:
Payable for distribution fees	3,011	44,370	2,119
Payable for shareholder services fees	204,329	405,475	160,587
Payable to investment adviser	64,544	145,436	58,548
Redemptions payable	361,663	2,308,265	550,355
Total Liabilities	633,547	2,903,546	771,609
NET ASSETS	$762,841,325	$1,545,264,103	$592,232,713
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$7,263,508	$14,003,947	$5,567,716
Paid-in capital in excess of par	804,363,463	1,634,495,012	612,902,119
Undistributed/accumulated deficit	(48,785,646)	(103,234,856)	(26,237,122)
NET ASSETS	$762,841,325	$1,545,264,103	$592,232,713
NET ASSETS BY CLASS
Investor Class	$639,665,840	$775,753,406	$496,462,794
Service Class	$34,978,833	$524,495,400	$25,005,046
Institutional Class	$88,196,652	$245,015,297	$70,764,873
CAPITAL STOCK:
Authorized
Investor Class	205,000,000	220,000,000	140,000,000
Service Class	20,000,000	280,000,000	35,000,000
Institutional Class	75,000,000	190,000,000	70,000,000
Issued and Outstanding
Investor Class	60,961,008	56,302,145	46,757,298
Service Class	3,284,021	38,661,554	2,314,842
Institutional Class	8,390,047	45,075,775	6,605,015
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$10.49	$13.78	$10.62
Service Class	$10.65	$13.57	$10.80
Institutional Class	$10.51	$5.44	$10.71
(a) Cost of investments, affiliated	$736,459,347	$1,493,710,843	$557,582,865
(b) Cost of investments, unaffiliated	$45,927,207	$115,184,171	$48,678,896
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2024
	Empower Lifetime 2045 Fund	Empower Lifetime 2050 Fund	Empower Lifetime 2055 Fund
ASSETS:
Investments at fair value, affiliated(a)	$1,032,361,588	$383,134,003	$545,947,129
Investments at fair value, unaffiliated(b)	103,028,841	41,623,747	62,597,129
Subscriptions receivable	1,574,207	388,077	1,056,873
Total Assets	1,136,964,636	425,145,827	609,601,131
LIABILITIES:
Payable for distribution fees	31,416	1,985	20,307
Payable for shareholder services fees	296,407	112,870	140,700
Payable to investment adviser	117,863	44,547	64,488
Redemptions payable	2,460,666	608,127	1,447,969
Total Liabilities	2,906,352	767,529	1,673,464
NET ASSETS	$1,134,058,284	$424,378,298	$607,927,667
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$10,171,206	$3,774,024	$5,980,884
Paid-in capital in excess of par	1,179,740,487	427,809,234	631,011,978
Undistributed/accumulated deficit	(55,853,409)	(7,204,960)	(29,065,195)
NET ASSETS	$1,134,058,284	$424,378,298	$607,927,667
NET ASSETS BY CLASS
Investor Class	$577,099,275	$340,307,037	$209,284,714
Service Class	$370,445,198	$22,693,821	$240,745,685
Institutional Class	$186,513,811	$61,377,440	$157,897,268
CAPITAL STOCK:
Authorized
Investor Class	135,000,000	115,000,000	35,000,000
Service Class	170,000,000	35,000,000	105,000,000
Institutional Class	160,000,000	65,000,000	105,000,000
Issued and Outstanding
Investor Class	40,832,619	30,314,426	11,442,602
Service Class	27,643,146	1,990,005	13,695,293
Institutional Class	33,236,295	5,435,812	34,670,943
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$14.13	$11.23	$18.29
Service Class	$13.40	$11.40	$17.58
Institutional Class	$5.61	$11.29	$4.55
(a) Cost of investments, affiliated	$1,059,337,324	$388,662,910	$556,550,936
(b) Cost of investments, unaffiliated	$109,624,486	$41,810,552	$64,717,062
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2024
Empower Lifetime 2060 Fund
ASSETS:
Investments at fair value, affiliated(a)	$81,588,950
Investments at fair value, unaffiliated(b)	9,801,339
Subscriptions receivable	118,656
Total Assets	91,508,945
LIABILITIES:
Payable for distribution fees	189
Payable for shareholder services fees	22,417
Payable to investment adviser	9,622
Redemptions payable	57,924
Total Liabilities	90,152
NET ASSETS	$91,418,793
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$848,822
Paid-in capital in excess of par	89,912,851
Undistributed/accumulated earnings	657,120
NET ASSETS	$91,418,793
NET ASSETS BY CLASS
Investor Class	$70,255,486
Service Class	$2,097,545
Institutional Class	$19,065,762
CAPITAL STOCK:
Authorized
Investor Class	35,000,000
Service Class	35,000,000
Institutional Class	10,000,000
Issued and Outstanding
Investor Class	6,533,284
Service Class	193,405
Institutional Class	1,761,534
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$10.75
Service Class	$10.85
Institutional Class	$10.82
(a) Cost of investments, affiliated	$81,014,877
(b) Cost of investments, unaffiliated	$9,584,951
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2024
	Empower Lifetime 2015 Fund	Empower Lifetime 2020 Fund	Empower Lifetime 2025 Fund
INVESTMENT INCOME:
Interest, affiliated	$1,205,434	$815,124	$2,117,192
Dividends, affiliated	13,516,182	12,429,385	40,271,968
Dividends, unaffiliated	514,134	488,260	1,771,001
Total Income	15,235,750	13,732,769	44,160,161
EXPENSES:
Management fees	579,372	472,245	1,556,077
Shareholder services fees – Investor Class	1,041,906	1,224,483	2,390,075
Shareholder services fees – Service Class	464,842	47,987	1,528,409
Distribution fees – Service Class	132,432	13,666	435,496
Total Expenses	2,218,552	1,758,381	5,910,057
Less management fees waived	226,926	153,273	398,103
Net Expenses	1,991,626	1,605,108	5,511,954
NET INVESTMENT INCOME	13,244,124	12,127,661	38,648,207
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments, affiliated	(5,640,896)	(7,761,862)	(12,494,537)
Net realized loss on investments, unaffiliated	(1,444,910)	(1,025,528)	(3,686,815)
Realized gain distributions received, affiliated	8,996,359	8,939,162	32,380,707
Realized gain distributions received, unaffiliated	168,967	183,398	723,080
Net Realized Gain	2,079,520	335,170	16,922,435
Net change in unrealized appreciation on investments, affiliated	13,490,607	11,565,816	29,681,287
Net change in unrealized appreciation on investments, unaffiliated	2,028,955	1,419,697	5,263,067
Net Change in Unrealized Appreciation	15,519,562	12,985,513	34,944,354
Net Realized and Unrealized Gain	17,599,082	13,320,683	51,866,789
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$30,843,206	$25,448,344	$90,514,996
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2024
	Empower Lifetime 2030 Fund	Empower Lifetime 2035 Fund	Empower Lifetime 2040 Fund
INVESTMENT INCOME:
Interest, affiliated	$758,922	$1,109,381	$214,433
Dividends, affiliated	22,074,436	43,999,137	16,166,046
Dividends, unaffiliated	1,065,818	2,589,565	1,097,620
Total Income	23,899,176	47,698,083	17,478,099
EXPENSES:
Management fees	763,668	1,745,225	616,941
Shareholder services fees – Investor Class	1,801,194	2,331,250	1,473,809
Shareholder services fees – Service Class	137,361	1,935,230	99,228
Distribution fees – Service Class	39,145	551,397	28,284
Total Expenses	2,741,368	6,563,102	2,218,262
Less management fees waived	142,458	208,579	40,263
Net Expenses	2,598,910	6,354,523	2,177,999
NET INVESTMENT INCOME	21,300,266	41,343,560	15,300,100
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments, affiliated	(8,668,806)	3,801,390	(3,302,282)
Net realized loss on investments, unaffiliated	(1,501,331)	(3,269,037)	(1,482,088)
Realized gain distributions received, affiliated	20,409,927	48,892,607	21,301,544
Realized gain distributions received, unaffiliated	482,798	1,272,415	590,340
Net Realized Gain	10,722,588	50,697,375	17,107,514
Net change in unrealized appreciation on investments, affiliated	12,113,578	26,014,484	11,781,428
Net change in unrealized appreciation on investments, unaffiliated	2,135,808	5,587,504	2,331,650
Net Change in Unrealized Appreciation	14,249,386	31,601,988	14,113,078
Net Realized and Unrealized Gain	24,971,974	82,299,363	31,220,592
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$46,272,240	$123,642,923	$46,520,692
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2024
	Empower Lifetime 2045 Fund	Empower Lifetime 2050 Fund	Empower Lifetime 2055 Fund
INVESTMENT INCOME:
Interest, affiliated	$214,157	$36,809	$37,796
Dividends, affiliated	30,098,267	10,964,406	15,543,455
Dividends, unaffiliated	2,415,674	952,446	1,454,174
Total Income	32,728,098	11,953,661	17,035,425
EXPENSES:
Management fees	1,286,313	449,683	680,692
Shareholder services fees – Investor Class	1,776,264	1,026,779	626,915
Shareholder services fees – Service Class	1,347,151	88,951	851,283
Distribution fees – Service Class	383,845	25,350	242,575
Total Expenses	4,793,573	1,590,763	2,401,465
Less management fees waived	40,256	6,912	7,102
Net Expenses	4,753,317	1,583,851	2,394,363
NET INVESTMENT INCOME	27,974,781	10,369,810	14,641,062
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments, affiliated	4,427,701	(1,829,482)	1,930,998
Net realized loss on investments, unaffiliated	(2,510,104)	(1,221,697)	(2,115,048)
Realized gain distributions received, affiliated	44,847,710	17,220,115	24,611,689
Realized gain distributions received, unaffiliated	1,330,455	539,219	820,394
Net Realized Gain	48,095,762	14,708,155	25,248,033
Net change in unrealized appreciation on investments, affiliated	26,154,608	10,102,560	13,915,025
Net change in unrealized appreciation on investments, unaffiliated	4,968,180	2,000,877	3,502,886
Net Change in Unrealized Appreciation	31,122,788	12,103,437	17,417,911
Net Realized and Unrealized Gain	79,218,550	26,811,592	42,665,944
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$107,193,331	$37,181,402	$57,307,006
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2024
Empower Lifetime 2060 Fund
INVESTMENT INCOME:
Interest, affiliated	$4,617
Dividends, affiliated	2,296,147
Dividends, unaffiliated	221,695
Total Income	2,522,459
EXPENSES:
Management fees	87,746
Shareholder services fees – Investor Class	192,966
Shareholder services fees – Service Class	8,408
Distribution fees – Service Class	2,401
Total Expenses	291,521
Less management fees waived	866
Net Expenses	290,655
NET INVESTMENT INCOME	2,231,804
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments, affiliated	(15,853)
Net realized loss on investments, unaffiliated	(56,701)
Realized gain distributions received, affiliated	3,606,389
Realized gain distributions received, unaffiliated	126,223
Net Realized Gain	3,660,058
Net change in unrealized appreciation on investments, affiliated	587,702
Net change in unrealized appreciation on investments, unaffiliated	143,906
Net Change in Unrealized Appreciation	731,608
Net Realized and Unrealized Gain	4,391,666
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,623,470
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2024 and December 31, 2023
Empower Lifetime 2015 Fund	2024	2023
OPERATIONS:
Net investment income	$13,244,124	$13,768,892
Net realized gain	2,079,520	9,285,139
Net change in unrealized appreciation	15,519,562	27,067,633
Net Increase in Net Assets Resulting from Operations	30,843,206	50,121,664
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(13,630,570)	(12,801,178)
Service Class	(5,259,790)	(6,403,827)
Institutional Class	(4,342,481)	(4,395,000)
From Net Investment Income and Net Realized Gains	(23,232,841)	(23,600,005)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	39,636,032	38,711,877
Service Class	11,155,782	11,858,454
Institutional Class	6,452,184	12,407,160
Shares issued in reinvestment of distributions
Investor Class	13,630,570	12,801,178
Service Class	5,259,790	6,403,827
Institutional Class	4,342,481	4,395,000
Shares redeemed
Investor Class	(53,938,238)	(83,687,767)
Service Class	(52,334,102)	(66,298,790)
Institutional Class	(17,122,587)	(13,782,549)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(42,918,088)	(77,191,610)
Total Decrease in Net Assets	(35,307,723)	(50,669,951)
NET ASSETS:
Beginning of year	495,667,301	546,337,252
End of year	$460,359,578	$495,667,301
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	2,994,491	3,117,849
Service Class	849,370	955,496
Institutional Class	857,512	1,692,156
Shares issued in reinvestment of distributions
Investor Class	1,040,030	1,022,585
Service Class	401,410	513,754
Institutional Class	594,412	603,998
Shares redeemed
Investor Class	(4,098,618)	(6,720,479)
Service Class	(3,961,121)	(5,360,868)
Institutional Class	(2,275,245)	(1,890,384)
Net Decrease	(3,597,759)	(6,065,893)
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2024 and December 31, 2023
Empower Lifetime 2020 Fund	2024	2023
OPERATIONS:
Net investment income	$12,127,661	$9,931,162
Net realized gain (loss)	335,170	(10,881,749)
Net change in unrealized appreciation	12,985,513	38,578,849
Net Increase in Net Assets Resulting from Operations	25,448,344	37,628,262
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(14,662,208)	(14,504,351)
Service Class	(402,859)	(747,485)
Institutional Class	(1,237,668)	(1,594,254)
From Net Investment Income and Net Realized Gains	(16,302,735)	(16,846,090)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	131,671,006	146,096,318
Service Class	2,208,324	2,972,208
Institutional Class	3,392,946	3,598,884
Shares issued in reinvestment of distributions
Investor Class	14,662,208	14,504,351
Service Class	402,859	747,485
Institutional Class	1,237,668	1,594,254
Shares redeemed
Investor Class	(93,213,560)	(177,826,322)
Service Class	(9,117,670)	(5,273,110)
Institutional Class	(6,185,650)	(10,690,096)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	45,058,131	(24,276,028)
Total Increase (Decrease) in Net Assets	54,203,740	(3,493,856)
NET ASSETS:
Beginning of year	367,650,285	371,144,141
End of year	$421,854,025	$367,650,285
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	12,708,910	15,022,567
Service Class	210,813	303,002
Institutional Class	328,188	370,135
Shares issued in reinvestment of distributions
Investor Class	1,422,887	1,484,711
Service Class	38,476	75,687
Institutional Class	120,092	163,000
Shares redeemed
Investor Class	(9,041,854)	(18,340,012)
Service Class	(870,353)	(536,855)
Institutional Class	(597,856)	(1,108,357)
Net Increase (Decrease)	4,319,303	(2,566,122)
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2024 and December 31, 2023
Empower Lifetime 2025 Fund	2024	2023
OPERATIONS:
Net investment income	$38,648,207	$32,450,490
Net realized gain	16,922,435	30,033,685
Net change in unrealized appreciation	34,944,354	73,959,977
Net Increase in Net Assets Resulting from Operations	90,514,996	136,444,152
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(36,386,635)	(25,139,220)
Service Class	(18,427,191)	(20,245,762)
Institutional Class	(19,683,266)	(18,647,458)
From Net Investment Income and Net Realized Gains	(74,497,092)	(64,032,440)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	436,819,766	285,593,476
Service Class	52,853,003	57,950,821
Institutional Class	32,699,866	34,686,720
Shares issued in reinvestment of distributions
Investor Class	36,386,635	25,139,220
Service Class	18,427,191	20,245,762
Institutional Class	19,683,266	18,647,458
Shares redeemed
Investor Class	(259,963,962)	(311,202,210)
Service Class	(154,748,539)	(190,787,580)
Institutional Class	(49,776,682)	(57,111,335)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	132,380,544	(116,837,668)
Total Increase (Decrease) in Net Assets	148,398,448	(44,425,956)
NET ASSETS:
Beginning of year	1,218,654,366	1,263,080,322
End of year	$1,367,052,814	$1,218,654,366
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	31,188,771	21,911,446
Service Class	3,804,217	4,468,139
Institutional Class	5,158,971	5,562,081
Shares issued in reinvestment of distributions
Investor Class	2,623,149	1,912,807
Service Class	1,327,755	1,544,978
Institutional Class	3,254,199	3,036,196
Shares redeemed
Investor Class	(18,591,852)	(23,950,441)
Service Class	(11,100,243)	(14,709,214)
Institutional Class	(7,853,524)	(9,245,352)
Net Increase (Decrease)	9,811,443	(9,469,360)
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2024 and December 31, 2023
Empower Lifetime 2030 Fund	2024	2023
OPERATIONS:
Net investment income	$21,300,266	$12,917,435
Net realized gain	10,722,588	2,071,454
Net change in unrealized appreciation	14,249,386	43,255,228
Net Increase in Net Assets Resulting from Operations	46,272,240	58,244,117
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(32,128,012)	(20,455,242)
Service Class	(1,885,164)	(1,817,444)
Institutional Class	(4,910,143)	(4,192,503)
From Net Investment Income and Net Realized Gains	(38,923,319)	(26,465,189)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	362,132,331	244,999,736
Service Class	11,122,909	11,657,743
Institutional Class	26,280,758	16,000,090
Shares issued in reinvestment of distributions
Investor Class	32,128,012	20,455,242
Service Class	1,885,164	1,817,444
Institutional Class	4,910,143	4,192,503
Shares redeemed
Investor Class	(165,582,425)	(216,211,648)
Service Class	(15,828,470)	(14,764,532)
Institutional Class	(18,639,779)	(15,469,286)
Net Increase in Net Assets Resulting from Capital Share Transactions	238,408,643	52,677,292
Total Increase in Net Assets	245,757,564	84,456,220
NET ASSETS:
Beginning of year	517,083,761	432,627,541
End of year	$762,841,325	$517,083,761
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	33,694,899	24,571,137
Service Class	1,035,247	1,164,394
Institutional Class	2,454,253	1,594,606
Shares issued in reinvestment of distributions
Investor Class	3,027,385	2,027,722
Service Class	174,823	178,226
Institutional Class	461,495	414,661
Shares redeemed
Investor Class	(15,440,156)	(21,700,584)
Service Class	(1,452,568)	(1,452,481)
Institutional Class	(1,738,007)	(1,566,717)
Net Increase	22,217,371	5,230,964
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2024 and December 31, 2023
Empower Lifetime 2035 Fund	2024	2023
OPERATIONS:
Net investment income	$41,343,560	$32,353,339
Net realized gain	50,697,375	44,485,660
Net change in unrealized appreciation	31,601,988	98,503,997
Net Increase in Net Assets Resulting from Operations	123,642,923	175,342,996
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(42,295,754)	(23,876,820)
Service Class	(30,473,642)	(23,812,090)
Institutional Class	(35,318,518)	(22,774,938)
From Net Investment Income and Net Realized Gains	(108,087,914)	(70,463,848)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	304,773,434	232,022,212
Service Class	74,913,000	79,142,886
Institutional Class	55,472,461	52,785,317
Shares issued in reinvestment of distributions
Investor Class	42,295,754	23,876,820
Service Class	30,473,642	23,812,090
Institutional Class	35,318,518	22,774,938
Shares redeemed
Investor Class	(158,203,550)	(216,124,947)
Service Class	(165,572,888)	(197,270,289)
Institutional Class	(42,672,778)	(61,322,473)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	176,797,593	(40,303,446)
Total Increase in Net Assets	192,352,602	64,575,702
NET ASSETS:
Beginning of year	1,352,911,501	1,288,335,799
End of year	$1,545,264,103	$1,352,911,501
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	21,563,953	18,059,596
Service Class	5,419,375	6,255,594
Institutional Class	9,281,413	9,004,657
Shares issued in reinvestment of distributions
Investor Class	3,037,491	1,828,691
Service Class	2,221,254	1,856,354
Institutional Class	6,287,096	3,959,780
Shares redeemed
Investor Class	(11,254,300)	(16,845,388)
Service Class	(11,995,790)	(15,610,533)
Institutional Class	(7,103,851)	(10,660,583)
Net Increase (Decrease)	17,456,641	(2,151,832)
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2024 and December 31, 2023
Empower Lifetime 2040 Fund	2024	2023
OPERATIONS:
Net investment income	$15,300,100	$9,239,372
Net realized gain	17,107,514	12,309,414
Net change in unrealized appreciation	14,113,078	32,184,273
Net Increase in Net Assets Resulting from Operations	46,520,692	53,733,059
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(29,865,277)	(17,007,238)
Service Class	(1,577,886)	(1,235,917)
Institutional Class	(4,564,650)	(3,054,757)
From Net Investment Income and Net Realized Gains	(36,007,813)	(21,297,912)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	221,109,054	156,232,293
Service Class	12,227,722	6,793,780
Institutional Class	18,701,907	15,310,496
Shares issued in reinvestment of distributions
Investor Class	29,865,277	17,007,238
Service Class	1,577,886	1,235,917
Institutional Class	4,564,650	3,054,757
Shares redeemed
Investor Class	(98,741,706)	(115,056,377)
Service Class	(15,269,332)	(10,978,969)
Institutional Class	(9,659,029)	(12,036,258)
Net Increase in Net Assets Resulting from Capital Share Transactions	164,376,429	61,562,877
Total Increase in Net Assets	174,889,308	93,998,024
NET ASSETS:
Beginning of year	417,343,405	323,345,381
End of year	$592,232,713	$417,343,405
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	20,319,548	15,728,737
Service Class	1,116,389	676,677
Institutional Class	1,703,625	1,529,557
Shares issued in reinvestment of distributions
Investor Class	2,783,869	1,691,776
Service Class	144,685	121,383
Institutional Class	421,624	300,981
Shares redeemed
Investor Class	(9,087,541)	(11,635,136)
Service Class	(1,366,808)	(1,085,578)
Institutional Class	(881,286)	(1,211,407)
Net Increase	15,154,105	6,116,990
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2024 and December 31, 2023
Empower Lifetime 2045 Fund	2024	2023
OPERATIONS:
Net investment income	$27,974,781	$20,801,967
Net realized gain	48,095,762	44,115,233
Net change in unrealized appreciation	31,122,788	75,623,581
Net Increase in Net Assets Resulting from Operations	107,193,331	140,540,781
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(33,368,257)	(17,933,081)
Service Class	(23,453,235)	(16,936,603)
Institutional Class	(27,968,225)	(17,154,838)
From Net Investment Income and Net Realized Gains	(84,789,717)	(52,024,522)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	211,443,573	156,601,698
Service Class	67,896,640	64,797,581
Institutional Class	35,345,499	33,557,389
Shares issued in reinvestment of distributions
Investor Class	33,368,257	17,933,081
Service Class	23,453,235	16,936,603
Institutional Class	27,968,225	17,154,838
Shares redeemed
Investor Class	(114,893,113)	(105,553,215)
Service Class	(122,317,366)	(135,811,887)
Institutional Class	(28,664,286)	(32,139,460)
Net Increase in Net Assets Resulting from Capital Share Transactions	133,600,664	33,476,628
Total Increase in Net Assets	156,004,278	121,992,887
NET ASSETS:
Beginning of year	978,054,006	856,061,119
End of year	$1,134,058,284	$978,054,006
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	14,622,948	12,116,546
Service Class	4,966,016	5,273,046
Institutional Class	5,715,095	5,659,798
Shares issued in reinvestment of distributions
Investor Class	2,345,890	1,363,316
Service Class	1,738,045	1,356,443
Institutional Class	4,832,293	2,935,002
Shares redeemed
Investor Class	(7,966,708)	(8,174,874)
Service Class	(8,969,068)	(11,043,856)
Institutional Class	(4,626,298)	(5,513,314)
Net Increase	12,658,213	3,972,107
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2024 and December 31, 2023
Empower Lifetime 2050 Fund	2024	2023
OPERATIONS:
Net investment income	$10,369,810	$6,337,529
Net realized gain	14,708,155	13,421,317
Net change in unrealized appreciation	12,103,437	20,954,211
Net Increase in Net Assets Resulting from Operations	37,181,402	40,713,057
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(21,972,538)	(11,457,117)
Service Class	(1,585,329)	(1,132,088)
Institutional Class	(4,222,845)	(2,487,507)
From Net Investment Income and Net Realized Gains	(27,780,712)	(15,076,712)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	145,523,791	114,675,693
Service Class	8,413,801	7,108,669
Institutional Class	17,559,053	11,878,006
Shares issued in reinvestment of distributions
Investor Class	21,972,538	11,457,117
Service Class	1,585,329	1,132,088
Institutional Class	4,222,845	2,487,507
Shares redeemed
Investor Class	(74,563,072)	(49,254,373)
Service Class	(11,802,222)	(10,262,618)
Institutional Class	(8,810,278)	(7,096,728)
Net Increase in Net Assets Resulting from Capital Share Transactions	104,101,785	82,125,361
Total Increase in Net Assets	113,502,475	107,761,706
NET ASSETS:
Beginning of year	310,875,823	203,114,117
End of year	$424,378,298	$310,875,823
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	12,598,916	11,050,566
Service Class	727,914	679,559
Institutional Class	1,519,589	1,132,911
Shares issued in reinvestment of distributions
Investor Class	1,941,790	1,082,723
Service Class	137,995	105,937
Institutional Class	370,601	233,774
Shares redeemed
Investor Class	(6,458,145)	(4,735,976)
Service Class	(1,006,995)	(972,478)
Institutional Class	(755,641)	(685,269)
Net Increase	9,076,024	7,891,747
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2024 and December 31, 2023
Empower Lifetime 2055 Fund	2024	2023
OPERATIONS:
Net investment income	$14,641,062	$10,349,850
Net realized gain	25,248,033	22,611,350
Net change in unrealized appreciation	17,417,911	38,915,771
Net Increase in Net Assets Resulting from Operations	57,307,006	71,876,971
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(8,189,422)	(4,572,039)
Service Class	(10,072,918)	(7,923,526)
Institutional Class	(25,382,878)	(15,492,766)
From Net Investment Income and Net Realized Gains	(43,645,218)	(27,988,331)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	95,855,901	60,283,602
Service Class	68,259,424	66,022,143
Institutional Class	43,230,453	33,294,434
Shares issued in reinvestment of distributions
Investor Class	8,189,422	4,572,039
Service Class	10,072,918	7,923,526
Institutional Class	25,382,878	15,492,766
Shares redeemed
Investor Class	(46,249,786)	(30,408,069)
Service Class	(89,372,159)	(96,004,278)
Institutional Class	(23,577,440)	(19,293,636)
Net Increase in Net Assets Resulting from Capital Share Transactions	91,791,611	41,882,527
Total Increase in Net Assets	105,453,399	85,771,167
NET ASSETS:
Beginning of year	502,474,268	416,703,101
End of year	$607,927,667	$502,474,268
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	5,200,406	3,713,524
Service Class	3,866,022	4,227,610
Institutional Class	8,493,807	6,703,530
Shares issued in reinvestment of distributions
Investor Class	447,228	274,491
Service Class	572,651	495,915
Institutional Class	5,392,683	3,190,934
Shares redeemed
Investor Class	(2,500,796)	(1,874,243)
Service Class	(5,073,419)	(6,152,122)
Institutional Class	(4,614,585)	(3,953,007)
Net Increase	11,783,997	6,626,632
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2024 and December 31, 2023
Empower Lifetime 2060 Fund	2024	2023
OPERATIONS:
Net investment income	$2,231,804	$1,067,703
Net realized gain	3,660,058	866,272
Net change in unrealized appreciation	731,608	4,368,540
Net Increase in Net Assets Resulting from Operations	6,623,470	6,302,515
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(3,965,898)	(1,670,032)
Service Class	(139,335)	(73,267)
Institutional Class	(1,176,257)	(512,413)
From Net Investment Income and Net Realized Gains	(5,281,490)	(2,255,712)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	43,309,092	26,868,244
Service Class	1,605,638	799,864
Institutional Class	11,061,218	5,673,175
Shares issued in reinvestment of distributions
Investor Class	3,965,898	1,670,032
Service Class	139,335	73,267
Institutional Class	1,176,257	512,413
Shares redeemed
Investor Class	(18,923,597)	(8,973,361)
Service Class	(1,472,035)	(105,135)
Institutional Class	(4,561,083)	(2,834,736)
Net Increase in Net Assets Resulting from Capital Share Transactions	36,300,723	23,683,763
Total Increase in Net Assets	37,642,703	27,730,566
NET ASSETS:
Beginning of year	53,776,090	26,045,524
End of year	$91,418,793	$53,776,090
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	3,916,487	2,732,062
Service Class	145,711	80,788
Institutional Class	1,001,160	575,366
Shares issued in reinvestment of distributions
Investor Class	365,923	165,581
Service Class	12,745	7,240
Institutional Class	107,774	50,555
Shares redeemed
Investor Class	(1,720,015)	(916,795)
Service Class	(131,327)	(10,887)
Institutional Class	(413,970)	(287,930)
Net Increase	3,284,488	2,395,980
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2015 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2024	$12.74	0.38	0.44	0.82	(0.35)	(0.26)	(0.61)	$12.95	6.43%
12/31/2023	$12.06	0.33	0.90	1.23	(0.37)	(0.18)	(0.55)	$12.74	10.33%
12/31/2022	$14.83	0.26	(2.07)	(1.81)	(0.26)	(0.70)	(0.96)	$12.06	(12.27%)
12/31/2021	$14.77	0.35	0.90	1.25	(0.33)	(0.86)	(1.19)	$14.83	8.48%
12/31/2020	$13.77	0.47	1.02	1.49	(0.25)	(0.24)	(0.49)	$14.77	11.00%
Service Class
12/31/2024	$12.71	0.31	0.50	0.81	(0.32)	(0.26)	(0.58)	$12.94	6.39%
12/31/2023	$12.03	0.31	0.90	1.21	(0.35)	(0.18)	(0.53)	$12.71	10.18%
12/31/2022	$14.79	0.25	(2.07)	(1.82)	(0.24)	(0.70)	(0.94)	$12.03	(12.36%)
12/31/2021	$14.72	0.29	0.94	1.23	(0.30)	(0.86)	(1.16)	$14.79	8.39%
12/31/2020	$13.68	0.24	1.24	1.48	(0.20)	(0.24)	(0.44)	$14.72	11.01%
Institutional Class
12/31/2024	$7.30	0.23	0.27	0.50	(0.40)	(0.26)	(0.66)	$7.14	6.82%
12/31/2023	$7.15	0.23	0.52	0.75	(0.42)	(0.18)	(0.60)	$7.30	10.69%
12/31/2022	$9.26	0.20	(1.30)	(1.10)	(0.31)	(0.70)	(1.01)	$7.15	(11.95%)
12/31/2021	$9.67	0.24	0.61	0.85	(0.40)	(0.86)	(1.26)	$9.26	8.85%
12/31/2020	$9.16	0.20	0.82	1.02	(0.27)	(0.24)	(0.51)	$9.67	11.47%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(d)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(d)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(d)	Portfolio turnover rate(e)
Investor Class
12/31/2024	$300,597	0.47%	0.42%	2.87%	14%
12/31/2023	$296,360	0.47%	0.42%	2.63%	14%
12/31/2022	$311,878	0.47%	0.43%	2.00%	17%
12/31/2021	$422,380	0.47%	0.43%	2.27%	25%
12/31/2020	$370,481	0.47%	0.43%	3.34%	24%
Service Class
12/31/2024	$111,207	0.57%	0.52%	2.32%	14%
12/31/2023	$143,675	0.57%	0.52%	2.53%	14%
12/31/2022	$182,845	0.57%	0.53%	1.86%	17%
12/31/2021	$268,126	0.57%	0.53%	1.88%	25%
12/31/2020	$328,331	0.57%	0.53%	1.73%	24%
Institutional Class
12/31/2024	$48,556	0.12%	0.07%	3.11%	14%
12/31/2023	$55,632	0.12%	0.07%	3.17%	14%
12/31/2022	$51,615	0.12%	0.08%	2.48%	17%
12/31/2021	$61,545	0.12%	0.08%	2.45%	25%
12/31/2020	$72,053	0.12%	0.08%	2.22%	24%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2020 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2024	$9.95	0.32	0.37	0.69	(0.30)	(0.11)	(0.41)	$10.23	6.95%
12/31/2023	$9.39	0.26	0.76	1.02	(0.27)	(0.19)	(0.46)	$9.95	10.97%
12/31/2022	$11.70	0.20	(1.71)	(1.51)	(0.21)	(0.59)	(0.80)	$9.39	(12.95%)
12/31/2021	$11.57	0.30	0.76	1.06	(0.28)	(0.65)	(0.93)	$11.70	9.17%
12/31/2020	$10.91	0.46	0.75	1.21	(0.22)	(0.33)	(0.55)	$11.57	11.31%
Service Class
12/31/2024	$10.08	0.27	0.41	0.68	(0.27)	(0.11)	(0.38)	$10.38	6.76%
12/31/2023	$9.50	0.28	0.74	1.02	(0.25)	(0.19)	(0.44)	$10.08	10.86%
12/31/2022	$11.81	0.23	(1.76)	(1.53)	(0.19)	(0.59)	(0.78)	$9.50	(12.97%)
12/31/2021	$11.64	0.27	0.79	1.06	(0.24)	(0.65)	(0.89)	$11.81	9.12%
12/31/2020	$10.94	0.20	1.00	1.20	(0.17)	(0.33)	(0.50)	$11.64	11.21%
Institutional Class
12/31/2024	$9.94	0.35	0.37	0.72	(0.33)	(0.11)	(0.44)	$10.22	7.28%
12/31/2023	$9.40	0.30	0.75	1.05	(0.32)	(0.19)	(0.51)	$9.94	11.30%
12/31/2022	$11.73	0.24	(1.72)	(1.48)	(0.26)	(0.59)	(0.85)	$9.40	(12.61%)
12/31/2021	$11.60	0.35	0.76	1.11	(0.33)	(0.65)	(0.98)	$11.73	9.60%
12/31/2020	$10.92	0.24	1.01	1.25	(0.24)	(0.33)	(0.57)	$11.60	11.72%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(d)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(d)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(d)	Portfolio turnover rate(e)
Investor Class
12/31/2024	$381,420	0.47%	0.43%	3.07%	17%
12/31/2023	$320,587	0.47%	0.43%	2.67%	27%
12/31/2022	$319,793	0.47%	0.44%	1.93%	30%
12/31/2021	$392,502	0.47%	0.44%	2.51%	26%
12/31/2020	$251,811	0.47%	0.44%	4.11%	34%
Service Class
12/31/2024	$10,863	0.57%	0.53%	2.55%	17%
12/31/2023	$16,806	0.57%	0.53%	2.89%	27%
12/31/2022	$17,343	0.57%	0.54%	2.22%	30%
12/31/2021	$24,730	0.57%	0.54%	2.23%	26%
12/31/2020	$30,583	0.57%	0.54%	1.86%	34%
Institutional Class
12/31/2024	$29,570	0.12%	0.08%	3.42%	17%
12/31/2023	$30,257	0.12%	0.08%	3.06%	27%
12/31/2022	$34,008	0.12%	0.09%	2.28%	30%
12/31/2021	$46,048	0.12%	0.09%	2.90%	26%
12/31/2020	$47,668	0.12%	0.09%	2.23%	34%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2025 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2024	$13.40	0.45	0.54	0.99	(0.34)	(0.34)	(0.68)	$13.71	7.33%
12/31/2023	$12.52	0.34	1.13	1.47	(0.31)	(0.28)	(0.59)	$13.40	11.91%
12/31/2022	$15.65	0.26	(2.42)	(2.16)	(0.23)	(0.74)	(0.97)	$12.52	(13.83%)
12/31/2021	$15.50	0.39	1.18	1.57	(0.35)	(1.07)	(1.42)	$15.65	10.16%
12/31/2020	$14.46	0.49	1.23	1.72	(0.27)	(0.41)	(0.68)	$15.50	12.24%
Service Class
12/31/2024	$13.38	0.34	0.65	0.99	(0.31)	(0.34)	(0.65)	$13.72	7.34%
12/31/2023	$12.50	0.32	1.13	1.45	(0.29)	(0.28)	(0.57)	$13.38	11.72%
12/31/2022	$15.61	0.23	(2.39)	(2.16)	(0.21)	(0.74)	(0.95)	$12.50	(13.88%)
12/31/2021	$15.44	0.32	1.23	1.55	(0.31)	(1.07)	(1.38)	$15.61	10.09%
12/31/2020	$14.37	0.25	1.44	1.69	(0.21)	(0.41)	(0.62)	$15.44	12.12%
Institutional Class
12/31/2024	$6.13	0.21	0.27	0.48	(0.38)	(0.34)	(0.72)	$5.89	7.83%
12/31/2023	$6.07	0.20	0.52	0.72	(0.38)	(0.28)	(0.66)	$6.13	12.18%
12/31/2022	$8.20	0.16	(1.26)	(1.10)	(0.29)	(0.74)	(1.03)	$6.07	(13.43%)
12/31/2021	$8.78	0.24	0.68	0.92	(0.43)	(1.07)	(1.50)	$8.20	10.52%
12/31/2020	$8.47	0.20	0.82	1.02	(0.30)	(0.41)	(0.71)	$8.78	12.67%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(d)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(d)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(d)	Portfolio turnover rate(e)
Investor Class
12/31/2024	$799,709	0.47%	0.44%	3.24%	20%
12/31/2023	$577,246	0.47%	0.44%	2.64%	20%
12/31/2022	$541,300	0.47%	0.44%	1.88%	20%
12/31/2021	$655,221	0.47%	0.45%	2.43%	29%
12/31/2020	$509,178	0.47%	0.44%	3.35%	28%
Service Class
12/31/2024	$392,833	0.57%	0.54%	2.47%	20%
12/31/2023	$463,127	0.57%	0.54%	2.45%	20%
12/31/2022	$541,410	0.57%	0.54%	1.67%	20%
12/31/2021	$764,922	0.57%	0.55%	2.00%	29%
12/31/2020	$901,294	0.57%	0.54%	1.74%	28%
Institutional Class
12/31/2024	$174,511	0.12%	0.09%	3.25%	20%
12/31/2023	$178,282	0.12%	0.09%	3.13%	20%
12/31/2022	$180,371	0.12%	0.09%	2.29%	20%
12/31/2021	$188,094	0.12%	0.10%	2.66%	29%
12/31/2020	$198,671	0.12%	0.09%	2.40%	28%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2030 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2024	$10.25	0.36	0.47	0.83	(0.30)	(0.29)	(0.59)	$10.49	8.06%
12/31/2023	$9.56	0.27	0.96	1.23	(0.26)	(0.28)	(0.54)	$10.25	13.07%
12/31/2022	$12.22	0.19	(1.98)	(1.79)	(0.19)	(0.68)	(0.87)	$9.56	(14.62%)
12/31/2021	$11.94	0.35	1.03	1.38	(0.32)	(0.78)	(1.10)	$12.22	11.60%
12/31/2020	$11.24	0.53	0.84	1.37	(0.22)	(0.45)	(0.67)	$11.94	12.61%
Service Class
12/31/2024	$10.38	0.29	0.54	0.83	(0.27)	(0.29)	(0.56)	$10.65	7.98%
12/31/2023	$9.67	0.26	0.97	1.23	(0.24)	(0.28)	(0.52)	$10.38	12.93%
12/31/2022	$12.34	0.19	(2.01)	(1.82)	(0.17)	(0.68)	(0.85)	$9.67	(14.72%)
12/31/2021	$12.02	0.30	1.08	1.38	(0.28)	(0.78)	(1.06)	$12.34	11.54%
12/31/2020	$11.28	0.22	1.15	1.37	(0.18)	(0.45)	(0.63)	$12.02	12.50%
Institutional Class
12/31/2024	$10.25	0.37	0.51	0.88	(0.33)	(0.29)	(0.62)	$10.51	8.54%
12/31/2023	$9.58	0.30	0.96	1.26	(0.31)	(0.28)	(0.59)	$10.25	13.34%
12/31/2022	$12.26	0.24	(1.99)	(1.75)	(0.25)	(0.68)	(0.93)	$9.58	(14.29%)
12/31/2021	$11.98	0.38	1.05	1.43	(0.37)	(0.78)	(1.15)	$12.26	12.00%
12/31/2020	$11.26	0.24	1.17	1.41	(0.24)	(0.45)	(0.69)	$11.98	12.99%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(d)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(d)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(d)	Portfolio turnover rate(e)
Investor Class
12/31/2024	$639,666	0.47%	0.45%	3.38%	13%
12/31/2023	$406,535	0.47%	0.45%	2.70%	26%
12/31/2022	$332,604	0.47%	0.45%	1.77%	26%
12/31/2021	$368,130	0.47%	0.45%	2.75%	25%
12/31/2020	$227,945	0.47%	0.45%	4.60%	35%
Service Class
12/31/2024	$34,979	0.57%	0.55%	2.67%	13%
12/31/2023	$36,594	0.57%	0.55%	2.56%	26%
12/31/2022	$35,169	0.57%	0.55%	1.82%	26%
12/31/2021	$46,395	0.57%	0.55%	2.39%	25%
12/31/2020	$46,337	0.57%	0.55%	2.01%	35%
Institutional Class
12/31/2024	$88,197	0.12%	0.10%	3.46%	13%
12/31/2023	$73,954	0.12%	0.10%	3.00%	26%
12/31/2022	$64,855	0.12%	0.10%	2.22%	26%
12/31/2021	$76,991	0.12%	0.10%	3.03%	25%
12/31/2020	$66,143	0.12%	0.10%	2.16%	35%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2035 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2024	$13.38	0.42	0.81	1.23	(0.30)	(0.53)	(0.83)	$13.78	9.19%
12/31/2023	$12.22	0.31	1.43	1.74	(0.26)	(0.32)	(0.58)	$13.38	14.40%
12/31/2022	$15.70	0.24	(2.69)	(2.45)	(0.19)	(0.84)	(1.03)	$12.22	(15.62%)
12/31/2021	$15.17	0.46	1.57	2.03	(0.37)	(1.13)	(1.50)	$15.70	13.46%
12/31/2020	$14.18	0.48	1.33	1.81	(0.25)	(0.57)	(0.82)	$15.17	13.30%
Service Class
12/31/2024	$13.18	0.34	0.85	1.19	(0.27)	(0.53)	(0.80)	$13.57	9.06%
12/31/2023	$12.03	0.30	1.40	1.70	(0.23)	(0.32)	(0.55)	$13.18	14.32%
12/31/2022	$15.46	0.20	(2.62)	(2.42)	(0.17)	(0.84)	(1.01)	$12.03	(15.70%)
12/31/2021	$14.94	0.36	1.62	1.98	(0.33)	(1.13)	(1.46)	$15.46	13.34%
12/31/2020	$13.93	0.24	1.54	1.78	(0.20)	(0.57)	(0.77)	$14.94	13.29%
Institutional Class
12/31/2024	$5.77	0.20	0.35	0.55	(0.35)	(0.53)	(0.88)	$5.44	9.54%
12/31/2023	$5.61	0.17	0.64	0.81	(0.33)	(0.32)	(0.65)	$5.77	14.91%
12/31/2022	$7.92	0.14	(1.34)	(1.20)	(0.27)	(0.84)	(1.11)	$5.61	(15.29%)
12/31/2021	$8.36	0.24	0.90	1.14	(0.45)	(1.13)	(1.58)	$7.92	13.83%
12/31/2020	$8.17	0.18	0.87	1.05	(0.29)	(0.57)	(0.86)	$8.36	13.84%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(d)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(d)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(d)	Portfolio turnover rate(e)
Investor Class
12/31/2024	$775,753	0.47%	0.46%	2.98%	16%
12/31/2023	$574,908	0.47%	0.46%	2.41%	23%
12/31/2022	$487,896	0.47%	0.46%	1.75%	22%
12/31/2021	$549,911	0.47%	0.46%	2.84%	29%
12/31/2020	$423,605	0.47%	0.46%	3.40%	24%
Service Class
12/31/2024	$524,495	0.57%	0.56%	2.49%	16%
12/31/2023	$566,915	0.57%	0.56%	2.38%	23%
12/31/2022	$607,917	0.57%	0.56%	1.47%	22%
12/31/2021	$848,269	0.57%	0.56%	2.26%	29%
12/31/2020	$934,399	0.57%	0.56%	1.78%	24%
Institutional Class
12/31/2024	$245,015	0.12%	0.11%	3.29%	16%
12/31/2023	$211,088	0.12%	0.11%	2.97%	23%
12/31/2022	$192,523	0.12%	0.11%	2.16%	22%
12/31/2021	$209,808	0.12%	0.11%	2.77%	29%
12/31/2020	$206,898	0.12%	0.11%	2.28%	24%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2040 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2024	$10.28	0.32	0.72	1.04	(0.28)	(0.42)	(0.70)	$10.62	10.19%
12/31/2023	$9.38	0.25	1.21	1.46	(0.24)	(0.32)	(0.56)	$10.28	15.73%
12/31/2022	$12.40	0.17	(2.19)	(2.02)	(0.17)	(0.83)	(1.00)	$9.38	(16.30%)
12/31/2021	$11.89	0.40	1.39	1.79	(0.36)	(0.92)	(1.28)	$12.40	15.11%
12/31/2020	$11.19	0.57	0.88	1.45	(0.21)	(0.54)	(0.75)	$11.89	13.60%
Service Class
12/31/2024	$10.43	0.25	0.79	1.04	(0.25)	(0.42)	(0.67)	$10.80	10.06%
12/31/2023	$9.50	0.23	1.23	1.46	(0.21)	(0.32)	(0.53)	$10.43	15.61%
12/31/2022	$12.53	0.18	(2.23)	(2.05)	(0.15)	(0.83)	(0.98)	$9.50	(16.41%)
12/31/2021	$11.98	0.35	1.44	1.79	(0.32)	(0.92)	(1.24)	$12.53	14.97%
12/31/2020	$11.24	0.22	1.23	1.45	(0.17)	(0.54)	(0.71)	$11.98	13.53%
Institutional Class
12/31/2024	$10.36	0.38	0.70	1.08	(0.31)	(0.42)	(0.73)	$10.71	10.51%
12/31/2023	$9.46	0.29	1.21	1.50	(0.28)	(0.32)	(0.60)	$10.36	16.10%
12/31/2022	$12.51	0.21	(2.21)	(2.00)	(0.22)	(0.83)	(1.05)	$9.46	(16.00%)
12/31/2021	$11.99	0.42	1.43	1.85	(0.41)	(0.92)	(1.33)	$12.51	15.52%
12/31/2020	$11.26	0.23	1.27	1.50	(0.23)	(0.54)	(0.77)	$11.99	14.01%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(d)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(d)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(d)	Portfolio turnover rate(e)
Investor Class
12/31/2024	$496,463	0.47%	0.46%	2.95%	12%
12/31/2023	$336,555	0.47%	0.46%	2.52%	19%
12/31/2022	$252,781	0.47%	0.46%	1.65%	24%
12/31/2021	$260,810	0.47%	0.46%	3.12%	24%
12/31/2020	$156,385	0.47%	0.46%	5.03%	30%
Service Class
12/31/2024	$25,005	0.57%	0.56%	2.24%	12%
12/31/2023	$25,253	0.57%	0.56%	2.27%	19%
12/31/2022	$25,728	0.57%	0.56%	1.67%	24%
12/31/2021	$38,173	0.57%	0.56%	2.66%	24%
12/31/2020	$40,091	0.57%	0.56%	2.05%	30%
Institutional Class
12/31/2024	$70,765	0.12%	0.11%	3.46%	12%
12/31/2023	$55,535	0.12%	0.11%	2.85%	19%
12/31/2022	$44,836	0.12%	0.11%	1.99%	24%
12/31/2021	$58,214	0.12%	0.11%	3.22%	24%
12/31/2020	$47,103	0.12%	0.11%	2.18%	30%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2045 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2024	$13.56	0.39	1.07	1.46	(0.27)	(0.62)	(0.89)	$14.13	10.82%
12/31/2023	$12.15	0.29	1.72	2.01	(0.23)	(0.37)	(0.60)	$13.56	16.73%
12/31/2022	$15.97	0.22	(2.90)	(2.68)	(0.18)	(0.96)	(1.14)	$12.15	(16.82%)
12/31/2021	$15.17	0.53	1.89	2.42	(0.41)	(1.21)	(1.62)	$15.97	16.02%
12/31/2020	$14.16	0.53	1.35	1.88	(0.24)	(0.63)	(0.87)	$15.17	13.89%
Service Class
12/31/2024	$12.89	0.32	1.06	1.38	(0.25)	(0.62)	(0.87)	$13.40	10.75%
12/31/2023	$11.57	0.26	1.63	1.89	(0.20)	(0.37)	(0.57)	$12.89	16.57%
12/31/2022	$15.26	0.17	(2.75)	(2.58)	(0.15)	(0.96)	(1.11)	$11.57	(16.92%)
12/31/2021	$14.54	0.39	1.91	2.30	(0.37)	(1.21)	(1.58)	$15.26	15.91%
12/31/2020	$13.57	0.22	1.57	1.79	(0.19)	(0.63)	(0.82)	$14.54	13.81%
Institutional Class
12/31/2024	$5.90	0.19	0.47	0.66	(0.33)	(0.62)	(0.95)	$5.61	11.17%
12/31/2023	$5.63	0.17	0.77	0.94	(0.30)	(0.37)	(0.67)	$5.90	17.19%
12/31/2022	$8.19	0.14	(1.49)	(1.35)	(0.25)	(0.96)	(1.21)	$5.63	(16.54%)
12/31/2021	$8.51	0.28	1.10	1.38	(0.49)	(1.21)	(1.70)	$8.19	16.39%
12/31/2020	$8.32	0.19	0.91	1.10	(0.28)	(0.63)	(0.91)	$8.51	14.33%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(d)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(d)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(d)	Portfolio turnover rate(e)
Investor Class
12/31/2024	$577,099	0.47%	0.47%	2.69%	15%
12/31/2023	$431,493	0.47%	0.47%	2.27%	19%
12/31/2022	$322,379	0.47%	0.47%	1.66%	21%
12/31/2021	$324,585	0.47%	0.47%	3.19%	29%
12/31/2020	$225,206	0.47%	0.46%	3.78%	23%
Service Class
12/31/2024	$370,445	0.57%	0.57%	2.32%	15%
12/31/2023	$385,495	0.57%	0.57%	2.15%	19%
12/31/2022	$397,179	0.57%	0.57%	1.34%	21%
12/31/2021	$572,549	0.57%	0.57%	2.50%	29%
12/31/2020	$589,841	0.57%	0.56%	1.69%	23%
Institutional Class
12/31/2024	$186,514	0.12%	0.12%	3.01%	15%
12/31/2023	$161,066	0.12%	0.12%	2.80%	19%
12/31/2022	$136,504	0.12%	0.12%	2.05%	21%
12/31/2021	$151,185	0.12%	0.12%	3.11%	29%
12/31/2020	$147,820	0.12%	0.11%	2.39%	23%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2050 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2024	$10.83	0.32	0.88	1.20	(0.28)	(0.52)	(0.80)	$11.23	11.14%
12/31/2023	$9.76	0.25	1.39	1.64	(0.23)	(0.34)	(0.57)	$10.83	17.05%
12/31/2022	$12.96	0.19	(2.39)	(2.20)	(0.17)	(0.83)	(1.00)	$9.76	(16.95%)
12/31/2021	$12.37	0.47	1.52	1.99	(0.40)	(1.00)	(1.40)	$12.96	16.15%
12/31/2020	$11.62	0.59	0.95	1.54	(0.22)	(0.57)	(0.79)	$12.37	13.96%
Service Class
12/31/2024	$10.97	0.27	0.93	1.20	(0.25)	(0.52)	(0.77)	$11.40	11.02%
12/31/2023	$9.87	0.26	1.38	1.64	(0.20)	(0.34)	(0.54)	$10.97	16.86%
12/31/2022	$13.08	0.16	(2.39)	(2.23)	(0.15)	(0.83)	(0.98)	$9.87	(17.07%)
12/31/2021	$12.44	0.37	1.62	1.99	(0.35)	(1.00)	(1.35)	$13.08	16.06%
12/31/2020	$11.66	0.21	1.32	1.53	(0.18)	(0.57)	(0.75)	$12.44	13.79%
Institutional Class
12/31/2024	$10.88	0.36	0.88	1.24	(0.31)	(0.52)	(0.83)	$11.29	11.49%
12/31/2023	$9.81	0.32	1.36	1.68	(0.27)	(0.34)	(0.61)	$10.88	17.43%
12/31/2022	$13.03	0.20	(2.37)	(2.17)	(0.22)	(0.83)	(1.05)	$9.81	(16.65%)
12/31/2021	$12.43	0.47	1.58	2.05	(0.45)	(1.00)	(1.45)	$13.03	16.56%
12/31/2020	$11.66	0.24	1.34	1.58	(0.24)	(0.57)	(0.81)	$12.43	14.30%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(d)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(d)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(d)	Portfolio turnover rate(e)
Investor Class
12/31/2024	$340,307	0.47%	0.47%	2.74%	12%
12/31/2023	$240,701	0.47%	0.47%	2.43%	12%
12/31/2022	$144,747	0.47%	0.47%	1.76%	20%
12/31/2021	$123,992	0.47%	0.47%	3.45%	24%
12/31/2020	$61,877	0.47%	0.46%	5.04%	31%
Service Class
12/31/2024	$22,694	0.57%	0.57%	2.34%	12%
12/31/2023	$23,385	0.57%	0.57%	2.44%	12%
12/31/2022	$22,872	0.57%	0.57%	1.42%	20%
12/31/2021	$33,950	0.57%	0.57%	2.72%	24%
12/31/2020	$34,760	0.57%	0.56%	1.93%	31%
Institutional Class
12/31/2024	$61,377	0.12%	0.12%	3.12%	12%
12/31/2023	$46,790	0.12%	0.12%	3.02%	12%
12/31/2022	$35,495	0.12%	0.12%	1.81%	20%
12/31/2021	$43,569	0.12%	0.12%	3.47%	24%
12/31/2020	$35,250	0.12%	0.11%	2.17%	31%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2055 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2024	$17.17	0.52	1.37	1.89	(0.22)	(0.55)	(0.77)	$18.29	11.10%
12/31/2023	$15.20	0.37	2.20	2.57	(0.20)	(0.40)	(0.60)	$17.17	17.06%
12/31/2022	$19.79	0.28	(3.67)	(3.39)	(0.16)	(1.04)	(1.20)	$15.20	(17.13%)
12/31/2021	$18.56	0.69	2.29	2.98	(0.43)	(1.32)	(1.75)	$19.79	16.10%
12/31/2020	$17.21	0.57	1.73	2.30	(0.24)	(0.71)	(0.95)	$18.56	13.96%
Service Class
12/31/2024	$16.52	0.37	1.44	1.81	(0.20)	(0.55)	(0.75)	$17.58	11.00%
12/31/2023	$14.64	0.33	2.12	2.45	(0.17)	(0.40)	(0.57)	$16.52	16.88%
12/31/2022	$19.08	0.22	(3.49)	(3.27)	(0.13)	(1.04)	(1.17)	$14.64	(17.16%)
12/31/2021	$17.93	0.50	2.36	2.86	(0.39)	(1.32)	(1.71)	$19.08	15.94%
12/31/2020	$16.63	0.28	1.92	2.20	(0.19)	(0.71)	(0.90)	$17.93	13.81%
Institutional Class
12/31/2024	$4.85	0.16	0.38	0.54	(0.29)	(0.55)	(0.84)	$4.55	11.41%
12/31/2023	$4.73	0.14	0.67	0.81	(0.29)	(0.40)	(0.69)	$4.85	17.52%
12/31/2022	$7.24	0.12	(1.34)	(1.22)	(0.25)	(1.04)	(1.29)	$4.73	(16.90%)
12/31/2021	$7.81	0.26	1.03	1.29	(0.54)	(1.32)	(1.86)	$7.24	16.54%
12/31/2020	$7.81	0.17	0.84	1.01	(0.30)	(0.71)	(1.01)	$7.81	14.33%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(d)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(d)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(d)	Portfolio turnover rate(e)
Investor Class
12/31/2024	$209,285	0.47%	0.47%	2.83%	15%
12/31/2023	$142,460	0.47%	0.47%	2.30%	19%
12/31/2022	$93,973	0.47%	0.47%	1.69%	22%
12/31/2021	$85,259	0.47%	0.47%	3.39%	32%
12/31/2020	$55,218	0.47%	0.46%	3.38%	28%
Service Class
12/31/2024	$240,746	0.57%	0.57%	2.09%	15%
12/31/2023	$236,790	0.57%	0.57%	2.10%	19%
12/31/2022	$230,635	0.57%	0.57%	1.36%	22%
12/31/2021	$309,711	0.57%	0.57%	2.58%	32%
12/31/2020	$303,106	0.57%	0.56%	1.75%	28%
Institutional Class
12/31/2024	$157,897	0.12%	0.12%	3.10%	15%
12/31/2023	$123,224	0.12%	0.12%	2.82%	19%
12/31/2022	$92,095	0.12%	0.12%	1.99%	22%
12/31/2021	$100,392	0.12%	0.12%	3.06%	32%
12/31/2020	$96,602	0.12%	0.11%	2.34%	28%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2060 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2024	$10.32	0.33	0.79	1.12	(0.26)	(0.43)	(0.69)	$10.75	10.90%
12/31/2023	$9.26	0.27	1.28	1.55	(0.25)	(0.24)	(0.49)	$10.32	16.97%
12/31/2022	$12.19	0.19	(2.27)	(2.08)	(0.21)	(0.64)	(0.85)	$9.26	(17.10%)
12/31/2021	$11.42	0.51	1.30	1.81	(0.44)	(0.60)	(1.04)	$12.19	15.89%
12/31/2020	$10.58	0.55	0.89	1.44	(0.31)	(0.29)	(0.60)	$11.42	13.93%
Service Class
12/31/2024	$10.39	0.27	0.85	1.12	(0.23)	(0.43)	(0.66)	$10.85	10.81%
12/31/2023	$9.31	0.31	1.24	1.55	(0.23)	(0.24)	(0.47)	$10.39	16.89%
12/31/2022	$12.25	0.19	(2.29)	(2.10)	(0.20)	(0.64)	(0.84)	$9.31	(17.15%)
12/31/2021	$11.46	0.52	1.28	1.80	(0.41)	(0.60)	(1.01)	$12.25	15.69%
12/31/2020	$10.59	0.72	0.72	1.44	(0.28)	(0.29)	(0.57)	$11.46	13.90%
Institutional Class
12/31/2024	$10.37	0.38	0.79	1.17	(0.29)	(0.43)	(0.72)	$10.82	11.33%
12/31/2023	$9.31	0.30	1.29	1.59	(0.29)	(0.24)	(0.53)	$10.37	17.35%
12/31/2022	$12.23	0.26	(2.32)	(2.06)	(0.22)	(0.64)	(0.86)	$9.31	(16.84%)
12/31/2021	$11.46	0.50	1.36	1.86	(0.49)	(0.60)	(1.09)	$12.23	16.26%
12/31/2020	$10.59	0.75	0.74	1.49	(0.33)	(0.29)	(0.62)	$11.46	14.40%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(d)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(d)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(d)	Portfolio turnover rate(e)
Investor Class
12/31/2024	$70,255	0.47%	0.47%	2.97%	18%
12/31/2023	$40,984	0.47%	0.47%	2.79%	17%
12/31/2022	$18,430	0.47%	0.47%	1.83%	32%
12/31/2021	$14,125	0.47%	0.47%	4.02%	46%
12/31/2020	$3,333	0.47%	0.46%	4.99%	116%
Service Class
12/31/2024	$2,098	0.57%	0.57%	2.43%	18%
12/31/2023	$1,727	0.57%	0.57%	3.09%	17%
12/31/2022	$830	0.57%	0.57%	1.89%	32%
12/31/2021	$805	0.57%	0.57%	4.12%	46%
12/31/2020	$98	0.57%	0.54%	7.14%	116%
Institutional Class
12/31/2024	$19,066	0.12%	0.12%	3.43%	18%
12/31/2023	$11,065	0.12%	0.12%	2.98%	17%
12/31/2022	$6,786	0.12%	0.12%	2.57%	32%
12/31/2021	$3,245	0.12%	0.12%	3.97%	46%
12/31/2020	$1,888	0.12%	0.11%	7.02%	116%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Empower Funds, a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. Empower Funds presently consists of forty-four funds. Interests in the Funds are included herein. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, and to college savings programs.
Investment Objectives
Empower Lifetime 2015 Fund, Empower Lifetime 2020 Fund, Empower Lifetime 2025 Fund - seeks income and secondarily, capital growth.
Empower Lifetime 2030 Fund - seeks capital appreciation and income consistent with its current asset allocation. After 2030, the Fund seeks income and secondarily, capital growth.
Empower Lifetime 2035 Fund - seeks capital appreciation and income consistent with its current asset allocation. After 2035, the Fund seeks income and secondarily, capital growth.
Empower Lifetime 2040 Fund - seeks capital appreciation and income consistent with its current asset allocation. After 2040, the Fund seeks income and secondarily, capital growth.
Empower Lifetime 2045 Fund - seeks capital appreciation and income consistent with its current asset allocation. After 2045, the Fund seeks income and secondarily, capital growth.
Empower Lifetime 2050 Fund - seeks capital appreciation and income consistent with its current asset allocation. After 2050, the Fund seeks income and secondarily, capital growth.
Empower Lifetime 2055 Fund - seeks capital appreciation and income consistent with its current asset allocation. After 2055, the Fund seeks income and secondarily, capital growth.
Empower Lifetime 2060 Fund - seeks capital appreciation and income consistent with its current asset allocation. After 2060, the Fund seeks income and secondarily, capital growth.
The Funds each offer three share classes, referred to as Investor Class, Service Class and Institutional Class shares. All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (''U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946,  Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Funds.

Annual Report - December 31, 2024

Security Valuation
The board of directors of Empower Funds (the "Board") has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the Funds' investment adviser, Empower Capital Management, LLC ("ECM"), to complete valuation determinations under those policies and procedures. Pursuant to Rule 2a-5 under the 1940 Act, the Board approved ECM as the Funds' valuation designee to make all fair value determinations with respect to the Funds' investments, subject to oversight by the Board.
Investments in shares of the underlying mutual funds are valued at the net asset value ("NAV") as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The NAV of each class of a Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Empower Annuity Insurance Company of America ("Empower of America Contract") are valued at the amount of net deposits plus accrued interest, determined on a daily basis. The Empower of America Contract is backed by the general account of Empower Annuity Insurance Company of America ("Empower of America").
The Funds classify their valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect a Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2024, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the Empower of America Contract is valued using Level 2 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date).  Realized gains and losses from investments sold are determined on a specific lot selection.  Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the Empower of America Contract is accrued daily.
Federal Income Taxes and Distributions to Shareholders
Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carry forwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required.  Each Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on each Fund's tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.

Annual Report - December 31, 2024

Distributions to shareholders from net investment income of a Fund, if any, are declared and paid annually.  Capital gain distributions of a Fund, if any, are declared and paid at least annually.  Distributions are reinvested in additional shares of a Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2024 and 2023 were as follows:
Empower Lifetime 2015 Fund
	2024	2023
Ordinary income	$13,122,359	$15,395,516
Long-term capital gain	10,110,482	8,204,489
	$23,232,841	$23,600,005
Empower Lifetime 2020 Fund
	2024	2023
Ordinary income	$12,017,617	$9,513,057
Long-term capital gain	4,285,118	7,333,033
	$16,302,735	$16,846,090
Empower Lifetime 2025 Fund
	2024	2023
Ordinary income	$38,313,348	$32,787,879
Long-term capital gain	36,183,744	31,244,561
	$74,497,092	$64,032,440
Empower Lifetime 2030 Fund
	2024	2023
Ordinary income	$21,139,024	$12,302,580
Long-term capital gain	17,784,295	14,162,609
	$38,923,319	$26,465,189
Empower Lifetime 2035 Fund
	2024	2023
Ordinary income	$41,065,707	$30,501,303
Long-term capital gain	67,022,207	39,962,545
	$108,087,914	$70,463,848
Empower Lifetime 2040 Fund
	2024	2023
Ordinary income	$15,209,780	$8,817,673
Long-term capital gain	20,798,033	12,480,239
	$36,007,813	$21,297,912
Empower Lifetime 2045 Fund
	2024	2023
Ordinary income	$27,782,939	$19,446,340
Long-term capital gain	57,006,778	32,578,182
	$84,789,717	$52,024,522

Annual Report - December 31, 2024

Empower Lifetime 2050 Fund
	2024	2023
Ordinary income	$10,316,204	$5,999,941
Long-term capital gain	17,464,508	9,076,771
	$27,780,712	$15,076,712
Empower Lifetime 2055 Fund
	2024	2023
Ordinary income	$14,560,426	$10,039,420
Long-term capital gain	29,084,792	17,948,911
	$43,645,218	$27,988,331
Empower Lifetime 2060 Fund
	2024	2023
Ordinary income	$2,220,985	$1,153,986
Long-term capital gain	3,060,505	1,101,726
	$5,281,490	$2,255,712
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales and distribution adjustments.
The tax components of capital shown in the following tables represent distribution requirements each Fund must satisfy under the income tax regulations, losses each Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Empower Lifetime 2015 Fund
Undistributed net investment income	$116,771
Undistributed long-term capital gains	5,323,069
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(54,105,740)
Tax composition of capital	$(48,665,900)
Empower Lifetime 2020 Fund
Undistributed net investment income	$107,966
Undistributed long-term capital gains	8,179,366
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(51,649,133)
Tax composition of capital	$(43,361,801)
Empower Lifetime 2025 Fund
Undistributed net investment income	$318,652
Undistributed long-term capital gains	31,734,672
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(153,909,589)
Tax composition of capital	$(121,856,265)

Annual Report - December 31, 2024

Empower Lifetime 2030 Fund
Undistributed net investment income	$172,972
Undistributed long-term capital gains	19,280,942
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(68,239,560)
Tax composition of capital	$(48,785,646)
Empower Lifetime 2035 Fund
Undistributed net investment income	$313,485
Undistributed long-term capital gains	47,770,967
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(151,319,320)
Tax composition of capital	$(103,234,868)
Empower Lifetime 2040 Fund
Undistributed net investment income	$113,694
Undistributed long-term capital gains	20,302,058
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(46,652,871)
Tax composition of capital	$(26,237,119)
Empower Lifetime 2045 Fund
Undistributed net investment income	$192,912
Undistributed long-term capital gains	44,793,035
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(100,839,356)
Tax composition of capital	$(55,853,409)
Empower Lifetime 2050 Fund
Undistributed net investment income	$71,744
Undistributed long-term capital gains	16,450,884
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(23,727,588)
Tax composition of capital	$(7,204,960)
Empower Lifetime 2055 Fund
Undistributed net investment income	$98,950
Undistributed long-term capital gains	23,845,164
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(53,009,309)
Tax composition of capital	$(29,065,195)

Annual Report - December 31, 2024

Empower Lifetime 2060 Fund
Undistributed net investment income	$15,615
Undistributed long-term capital gains	3,724,150
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(3,082,645)
Tax composition of capital	$657,120
The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2024 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Depreciation on Investments
Empower Lifetime 2015 Fund	$515,047,981	$4,908,668	$(59,014,408)	$(54,105,740)
Empower Lifetime 2020 Fund	473,866,633	—	(51,649,133)	(51,649,133)
Empower Lifetime 2025 Fund	1,521,527,246	12,911,387	(166,820,976)	(153,909,589)
Empower Lifetime 2030 Fund	830,935,213	4,123,383	(72,362,943)	(68,239,560)
Empower Lifetime 2035 Fund	1,697,667,073	21,649,228	(172,968,548)	(151,319,320)
Empower Lifetime 2040 Fund	638,522,869	7,962,857	(54,615,728)	(46,652,871)
Empower Lifetime 2045 Fund	1,236,233,029	19,370,747	(120,210,103)	(100,839,356)
Empower Lifetime 2050 Fund	448,485,338	9,477,581	(33,205,169)	(23,727,588)
Empower Lifetime 2055 Fund	661,553,567	8,695,440	(61,704,749)	(53,009,309)
Empower Lifetime 2060 Fund	94,472,934	1,592,840	(4,675,485)	(3,082,645)
Segment Reporting
The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations. The ECM Board of Managers acts as the Funds’ chief operating decision maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each of the Funds operates as a single operating segment based on the fact that each has a single investment strategy as disclosed in its prospectus, against which the CODM assesses the performance, and it is the level at which discrete financial information is available. The financial information provided to and reviewed by the CODM is presented within each of the Funds’ financial statements.
2.  INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES
Empower Funds have entered into sub-advisory agreements with, ECM, a wholly-owned subsidiary of Empower of America. As compensation for its services to Empower Funds, ECM receives monthly compensation at the annual rate of 0.12% of the average daily net assets of each Fund. The management fee encompasses fund operation expenses except for shareholder services fees and distribution fees. Each Fund will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. ECM has contractually agreed to reduce its management fee by 0.35% of the amount each Fund has allocated to the Empower of America Contract. The amount waived, if any, is reflected in the Statement of Operations.
Empower Funds entered into a shareholder services agreement with Empower Retirement, LLC ("Empower"), an affiliate of ECM and subsidiary of Empower of America.  Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class and Service Class of each Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
Empower Financial Services, Inc. (the "Distributor"), is a wholly-owned subsidiary of Empower of America and the principal underwriter to distribute and market the Funds. The Funds have entered into a plan of distribution which provides for compensation for distribution of Service Class shares and for providing or arranging for the provision of services to Service Class shareholders.  The distribution plan provides for a maximum 12b-1 fee equal to an annual rate of 0.10% of the average daily net assets of the Service Class shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Service Class shares purchased by ECM in consideration for ECM providing initial capital to the Funds.

Annual Report - December 31, 2024

Certain officers of Empower Funds are also directors and/or officers of Empower of America or its subsidiaries. No officer or interested director of Empower Funds receives any compensation directly from Empower Funds. The total compensation paid to the independent directors with respect to all forty-four funds for which they serve as directors was $1,435,000 for the fiscal year ended December 31, 2024.
Transactions with Affiliates
Each Fund may invest in the Empower of America Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission ("SEC"). The Empower of America Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. Empower of America calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of Empower of America being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If Empower of America were to become insolvent, the Empower of America Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.00%. The investment in the Empower of America Contract may be terminated by Empower of America or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by Empower of America.
The following tables are a summary of the transactions for each underlying investment during the year ended December 31, 2024, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.
Empower Lifetime 2015 Fund
Affiliate	Shares Held/ Account Balance 12/31/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 12/31/2024
BOND MUTUAL FUNDS 46.96%
Empower Bond Index Fund Institutional Class	5,814,305	$50,593,613	$6,301,171	$9,611,158	$(1,229,322)	$(71,470)	$1,956,468	$-	$47,212,156
Empower Core Bond Fund Institutional Class	2,816,076	24,878,235	3,025,785	4,830,350	(536,894)	102,637	901,074	-	23,176,307
Empower Global Bond Fund Institutional Class	3,355,921	27,090,003	3,285,516	5,121,359	(611,809)	(118,312)	662,244	-	25,135,848
Empower High Yield Bond Fund Institutional Class	1,324,813	14,271,819	1,136,794	2,672,558	158,196	512,076	409,228	-	13,248,131
Empower Inflation-Protected Securities Fund Institutional Class	7,053,431	66,300,376	6,840,968	11,732,650	(985,797)	590,967	2,410,582	-	61,999,661
Empower Multi-Sector Bond Fund Institutional Class	2,318,890	20,197,676	2,279,777	3,947,296	(342,676)	252,853	1,165,183	-	18,783,010
Empower Short Duration Bond Fund Institutional Class	2,808,467	28,515,843	3,333,977	5,258,884	(85,691)	33,328	1,316,628	-	26,624,264
					(3,633,993)	1,302,079	8,821,407	0	216,179,377
EQUITY MUTUAL FUNDS 35.45%
Empower Ariel Mid Cap Value Fund Institutional Class	-	1,735,883	215,031	2,250,805	(230,856)	299,891	17,695	28,117	-
Empower Emerging Markets Equity Fund Institutional Class	714,054	7,265,319	812,678	2,024,115	67,829	529,692	114,362	-	6,583,574
Empower International Growth Fund Institutional Class	973,875	9,756,119	1,571,616	3,141,599	(679,051)	744,295	200,679	196,164	8,930,431
Empower International Index Fund Institutional Class	1,853,573	20,831,243	3,315,003	3,349,092	1,849,627	(1,649,747)	549,207	23,515	19,147,407
Empower International Value Fund Institutional Class	1,255,946	11,017,560	2,236,311	1,985,103	950,281	(1,057,927)	327,386	460,188	10,210,841

Annual Report - December 31, 2024

Empower Lifetime 2015 Fund
Affiliate	Shares Held/ Account Balance 12/31/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 12/31/2024
Empower Large Cap Growth Fund Institutional Class	1,453,788	$18,689,698	$2,954,002	$7,414,461	$(62,858)	$2,998,150	$-	$1,362,497	$17,227,389
Empower Large Cap Value Fund Institutional Class	2,903,989	20,295,966	4,576,302	5,147,985	401,143	(819,313)	486,074	2,910,655	18,904,970
Empower Mid Cap Value Fund Institutional Class	972,405	6,971,725	3,216,830	2,297,076	(231,154)	228,101	923,851	132,965	8,119,580
Empower Real Estate Index Fund Institutional Class	489,199	4,270,344	1,127,595	1,417,099	(79,138)	59,941	162,693	218,514	4,040,781
Empower S&P 500® Index Fund Institutional Class	3,902,226	38,972,099	3,823,571	14,579,285	(1,135,997)	7,918,223	1,147,279	622,402	36,134,608
Empower S&P Mid Cap 400® Index Fund Institutional Class	1,883,203	16,632,415	2,651,466	5,468,356	(795,930)	1,664,405	537,145	740,344	15,479,930
Empower S&P Small Cap 600® Index Fund Institutional Class	1,043,942	7,250,406	1,473,161	2,655,748	(667,971)	644,727	154,858	484,740	6,712,546
Empower Small Cap Growth Fund Institutional Class	58,829	699,063	104,268	242,580	(55,722)	82,840	5,413	39,977	643,591
Empower Small Cap Value Fund Institutional Class	534,013	3,873,941	718,039	1,297,294	(277,695)	331,265	68,133	208,460	3,625,951
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	1,395,563	8,045,203	2,243,799	3,106,502	(1,059,411)	213,985	-	1,567,821	7,396,485
					(2,006,903)	12,188,528	4,694,775	8,996,359	163,158,084
FIXED INTEREST CONTRACT 13.45%
Empower of America Contract	61,921,336	66,425,295	6,822,548	12,531,941	-	-	1,205,434	-	61,921,336
					0	0	1,205,434	0	61,921,336
				Total	$(5,640,896)	$13,490,607	$14,721,616	$8,996,359	$441,258,797
Empower Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 12/31/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 12/31/2024
BOND MUTUAL FUNDS 44.92%
Empower Bond Index Fund Institutional Class	5,720,853	$40,184,277	$11,732,218	$4,803,512	$(718,325)	$(659,660)	$1,923,183	$-	$46,453,323
Empower Core Bond Fund Institutional Class	2,774,422	19,763,102	5,709,345	2,582,315	(438,605)	(56,640)	882,675	-	22,833,492
Empower Global Bond Fund Institutional Class	3,085,321	20,120,243	5,943,078	2,647,987	(390,129)	(306,282)	608,262	-	23,109,052
Empower High Yield Bond Fund Institutional Class	1,306,218	11,356,060	2,748,033	1,646,193	(58,341)	604,279	402,424	-	13,062,179
Empower Inflation-Protected Securities Fund Institutional Class	5,163,916	39,138,661	10,629,373	4,468,071	(595,330)	90,857	1,760,780	-	45,390,820
Empower Multi-Sector Bond Fund Institutional Class	2,280,302	16,015,580	4,459,124	2,107,351	(313,180)	103,091	1,143,261	-	18,470,444
Empower Short Duration Bond Fund Institutional Class	2,126,700	17,430,277	5,107,444	2,299,805	(77,769)	(76,798)	996,058	-	20,161,118
					(2,591,679)	(301,153)	7,716,643	0	189,480,428

Annual Report - December 31, 2024

Empower Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 12/31/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 12/31/2024
EQUITY MUTUAL FUNDS 39.32%
Empower Ariel Mid Cap Value Fund Institutional Class	-	$1,396,266	$399,010	$1,962,875	$(107,134)	$167,599	$16,830	$26,741	$-
Empower Emerging Markets Equity Fund Institutional Class	776,687	6,412,072	1,892,174	2,036,512	(377,562)	893,318	120,427	-	7,161,052
Empower International Growth Fund Institutional Class	1,029,284	8,358,175	2,759,724	1,992,414	(365,748)	313,053	206,641	207,124	9,438,538
Empower International Index Fund Institutional Class	1,955,528	17,769,380	5,682,916	3,437,160	(228,391)	185,470	574,227	22,622	20,200,606
Empower International Value Fund Institutional Class	1,322,933	9,381,382	3,538,093	2,054,436	(164,376)	(109,591)	342,609	483,658	10,755,448
Empower Large Cap Growth Fund Institutional Class	1,441,254	14,966,269	5,044,776	5,089,322	163,943	2,157,131	-	1,340,878	17,078,854
Empower Large Cap Value Fund Institutional Class	2,881,912	16,361,502	6,810,285	3,925,102	(405,940)	(485,436)	473,952	2,885,760	18,761,249
Empower Mid Cap Value Fund Institutional Class	961,846	5,576,784	4,057,588	1,540,924	(80,477)	(62,030)	912,630	131,395	8,031,418
Empower Real Estate Index Fund Institutional Class	453,254	3,206,866	1,543,092	1,093,015	(144,449)	86,933	148,931	201,488	3,743,876
Empower S&P 500® Index Fund Institutional Class	3,870,483	31,628,964	7,854,421	10,911,132	(1,631,159)	7,268,422	1,132,179	601,735	35,840,675
Empower S&P Mid Cap 400® Index Fund Institutional Class	1,874,147	13,453,359	4,689,786	4,040,921	(710,530)	1,303,268	534,049	711,546	15,405,492
Empower S&P Small Cap 600® Index Fund Institutional Class	1,152,653	6,484,685	2,692,356	2,042,519	(358,486)	277,037	169,921	521,276	7,411,559
Empower Small Cap Growth Fund Institutional Class	65,428	632,530	217,403	177,437	(24,494)	43,292	6,014	44,336	715,788
Empower Small Cap Value Fund Institutional Class	583,168	3,444,207	1,319,419	974,943	(150,979)	171,026	74,332	221,887	3,959,709
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	1,381,424	6,495,324	3,136,378	1,967,630	(584,401)	(342,523)	-	1,538,716	7,321,549
					(5,170,183)	11,866,969	4,712,742	8,939,162	165,825,813
FIXED INTEREST CONTRACT 11.15%
Empower of America Contract	47,035,647	40,729,948	11,474,492	5,983,917	-	-	815,124	-	47,035,647
					0	0	815,124	0	47,035,647
				Total	$(7,761,862)	$11,565,816	$13,244,509	$8,939,162	$402,341,888
Empower Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 12/31/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 12/31/2024
BOND MUTUAL FUNDS 41.51%
Empower Bond Index Fund Institutional Class	18,832,423	$136,060,640	$41,685,986	$24,344,661	$(3,992,327)	$(482,694)	$6,321,059	$-	$152,919,271
Empower Core Bond Fund Institutional Class	9,152,276	67,069,325	20,202,604	12,203,016	(1,852,999)	254,320	2,909,890	-	75,323,233

Annual Report - December 31, 2024

Empower Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 12/31/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 12/31/2024
Empower Global Bond Fund Institutional Class	9,665,478	$64,729,260	$19,531,093	$11,388,842	$(1,685,294)	$(477,077)	$1,902,559	$-	$72,394,434
Empower High Yield Bond Fund Institutional Class	4,312,662	38,509,952	9,919,188	6,813,721	347,083	1,511,199	1,326,978	-	43,126,618
Empower Inflation-Protected Securities Fund Institutional Class	12,649,236	98,683,323	27,705,213	15,538,477	(1,482,642)	336,724	4,307,576	-	111,186,783
Empower Multi-Sector Bond Fund Institutional Class	7,520,638	54,324,806	15,955,666	9,635,526	(897,440)	272,221	3,765,624	-	60,917,167
Empower Short Duration Bond Fund Institutional Class	5,444,159	45,875,592	13,782,895	7,886,127	(183,327)	(161,735)	2,545,864	-	51,610,625
					(9,746,946)	1,252,958	23,079,550	0	567,478,131
EQUITY MUTUAL FUNDS 44.45%
Empower Ariel Mid Cap Value Fund Institutional Class	-	5,110,902	1,313,326	7,246,300	(603,414)	822,072	60,986	96,900	-
Empower Emerging Markets Equity Fund Institutional Class	3,045,281	25,478,896	7,057,250	6,320,846	228,804	1,862,191	475,485	-	28,077,491
Empower International Growth Fund Institutional Class	3,896,850	32,199,115	10,209,512	7,930,347	(1,394,058)	1,255,831	785,754	782,954	35,734,111
Empower International Index Fund Institutional Class	7,420,392	68,660,447	21,220,676	9,632,880	3,541,302	(3,595,591)	2,178,900	87,255	76,652,652
Empower International Value Fund Institutional Class	5,030,114	36,362,565	13,058,918	6,019,595	1,537,247	(2,507,061)	1,301,907	1,836,554	40,894,827
Empower Large Cap Growth Fund Institutional Class	5,150,045	54,721,202	17,771,040	19,863,403	156,235	8,399,194	-	4,793,817	61,028,033
Empower Large Cap Value Fund Institutional Class	10,308,312	59,481,004	23,839,833	10,948,792	2,325,134	(5,264,934)	1,697,604	10,306,254	67,107,111
Empower Mid Cap Value Fund Institutional Class	3,445,147	20,375,215	14,109,284	5,771,661	(496,801)	54,136	3,264,004	469,911	28,766,974
Empower Real Estate Index Fund Institutional Class	1,501,858	10,839,296	5,011,129	3,130,772	141,789	(314,307)	493,352	666,901	12,405,346
Empower S&P 500® Index Fund Institutional Class	13,837,763	114,237,507	27,801,995	35,769,735	(1,181,709)	21,867,919	4,045,614	2,160,996	128,137,686
Empower S&P Mid Cap 400® Index Fund Institutional Class	6,687,470	48,836,407	15,918,650	12,945,399	(922,934)	3,161,342	1,902,696	2,546,628	54,971,000
Empower S&P Small Cap 600® Index Fund Institutional Class	4,539,589	26,052,895	10,270,263	9,370,556	(2,517,762)	2,236,955	668,554	2,055,435	29,189,557
Empower Small Cap Growth Fund Institutional Class	249,325	2,443,409	813,028	781,648	(175,759)	252,830	22,883	168,726	2,727,619
Empower Small Cap Value Fund Institutional Class	2,315,421	13,885,783	5,162,710	4,467,095	(1,039,179)	1,140,308	294,679	881,878	15,721,706
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4,963,064	23,587,302	10,856,474	7,196,983	(2,346,486)	(942,556)	-	5,526,498	26,304,237
					(2,747,591)	28,428,329	17,192,418	32,380,707	607,718,350
FIXED INTEREST CONTRACT 8.78%
Empower of America Contract	120,021,149	106,909,786	30,222,812	19,228,641	-	-	2,117,192	-	120,021,149
					0	0	2,117,192	0	120,021,149
				Total	$(12,494,537)	$29,681,287	$42,389,160	$32,380,707	$1,295,217,630

Annual Report - December 31, 2024

Empower Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 12/31/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 12/31/2024
BOND MUTUAL FUNDS 36.06%
Empower Bond Index Fund Institutional Class	9,921,178	$54,537,416	$33,678,686	$6,198,826	$(982,296)	$(1,457,309)	$3,317,746	$-	$80,559,967
Empower Core Bond Fund Institutional Class	4,807,896	26,791,196	16,393,447	3,286,480	(583,289)	(329,183)	1,516,075	-	39,568,980
Empower Global Bond Fund Institutional Class	4,882,998	24,835,410	15,382,269	3,018,801	(462,342)	(625,225)	957,632	-	36,573,653
Empower High Yield Bond Fund Institutional Class	2,268,140	15,383,867	8,560,968	2,006,348	40,719	742,911	694,237	-	22,681,398
Empower Inflation-Protected Securities Fund Institutional Class	4,850,492	28,795,601	17,078,120	3,032,063	(400,065)	(205,836)	1,643,619	-	42,635,822
Empower Multi-Sector Bond Fund Institutional Class	3,949,816	21,684,693	13,106,120	2,716,129	(433,572)	(81,176)	1,968,066	-	31,993,508
Empower Short Duration Bond Fund Institutional Class	2,222,797	14,242,501	8,770,845	1,749,931	(58,445)	(191,296)	1,035,632	-	21,072,119
					(2,879,290)	(2,147,114)	11,133,007	0	275,085,447
EQUITY MUTUAL FUNDS 51.47%
Empower Ariel Mid Cap Value Fund Institutional Class	-	2,418,288	1,102,383	3,770,486	(133,442)	249,815	35,603	56,567	-
Empower Emerging Markets Equity Fund Institutional Class	2,100,264	13,291,758	7,358,651	2,972,829	(573,027)	1,686,856	317,882	-	19,364,436
Empower International Growth Fund Institutional Class	2,611,104	16,360,841	10,091,195	2,784,001	(641,202)	275,786	512,993	522,695	23,943,821
Empower International Index Fund Institutional Class	4,958,197	34,782,598	21,437,910	4,270,580	118,062	(731,751)	1,439,944	53,120	51,218,177
Empower International Value Fund Institutional Class	3,362,181	18,441,434	12,416,433	2,510,623	(13,710)	(1,012,710)	862,541	1,221,659	27,334,534
Empower Large Cap Growth Fund Institutional Class	3,248,807	26,217,140	15,521,827	7,292,088	76,545	4,051,478	-	2,997,140	38,498,357
Empower Large Cap Value Fund Institutional Class	6,503,038	28,579,870	20,176,619	3,573,412	(37,408)	(2,848,299)	1,050,074	6,478,095	42,334,778
Empower Mid Cap Value Fund Institutional Class	2,169,039	9,761,804	10,684,342	2,119,796	(367,782)	(214,874)	2,046,881	294,777	18,111,476
Empower Real Estate Index Fund Institutional Class	846,782	4,627,558	3,682,451	1,338,386	(177,588)	22,795	274,450	373,386	6,994,418
Empower S&P 500® Index Fund Institutional Class	8,704,102	55,041,526	26,917,981	13,035,480	(1,037,279)	11,675,958	2,526,366	1,325,047	80,599,985
Empower S&P Mid Cap 400® Index Fund Institutional Class	4,221,835	23,490,763	14,463,960	4,882,169	(857,241)	1,630,927	1,196,790	1,548,046	34,703,481
Empower S&P Small Cap 600® Index Fund Institutional Class	3,146,549	13,678,285	9,712,421	3,592,159	(805,241)	433,761	459,523	1,386,999	20,232,308
Empower Small Cap Growth Fund Institutional Class	173,783	1,293,766	830,922	298,252	(51,131)	74,755	15,891	116,964	1,901,191
Empower Small Cap Value Fund Institutional Class	1,596,897	7,301,204	4,892,259	1,654,738	(353,142)	304,203	202,491	592,284	10,842,928
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	3,125,877	11,341,596	9,263,391	2,699,829	(935,930)	(1,338,008)	-	3,443,148	16,567,150
					(5,789,516)	14,260,692	10,941,429	20,409,927	392,647,040

Annual Report - December 31, 2024

Empower Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 12/31/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 12/31/2024
FIXED INTEREST CONTRACT 6.41%
Empower of America Contract	48,910,022	$33,147,291	$19,689,255	$4,685,446	$-	$-	$758,922	$-	$48,910,022
					0	0	758,922	0	48,910,022
				Total	$(8,668,806)	$12,113,578	$22,833,358	$20,409,927	$716,642,509
Empower Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 12/31/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 12/31/2024
BOND MUTUAL FUNDS 28.04%
Empower Bond Index Fund Institutional Class	16,761,864	$118,283,386	$33,087,267	$13,672,858	$(2,422,610)	$(1,591,455)	$5,629,794	$-	$136,106,340
Empower Core Bond Fund Institutional Class	8,112,070	58,060,479	15,889,730	6,817,056	(1,066,674)	(370,820)	2,579,734	-	66,762,333
Empower Global Bond Fund Institutional Class	7,984,196	52,308,104	14,183,488	5,673,472	(774,481)	(1,016,493)	1,572,653	-	59,801,627
Empower High Yield Bond Fund Institutional Class	3,841,741	33,557,810	7,429,916	3,968,554	230,607	1,398,239	1,182,730	-	38,417,411
Empower Inflation-Protected Securities Fund Institutional Class	5,769,231	43,940,327	11,283,277	4,501,815	(536,812)	(10,247)	1,965,687	-	50,711,542
Empower Multi-Sector Bond Fund Institutional Class	6,672,017	47,084,979	12,483,638	5,620,196	(682,772)	94,916	3,342,548	-	54,043,337
Empower Short Duration Bond Fund Institutional Class	2,889,563	23,785,642	6,495,739	2,801,382	(110,706)	(86,942)	1,352,144	-	27,393,057
					(5,363,448)	(1,582,802)	17,625,290	0	433,235,647
EQUITY MUTUAL FUNDS 60.92%
Empower Ariel Mid Cap Value Fund Institutional Class	-	7,287,348	1,575,747	9,465,431	(290,428)	602,336	88,354	140,385	-
Empower Emerging Markets Equity Fund Institutional Class	5,338,651	44,106,235	9,687,803	7,549,568	592,844	2,977,889	830,071	-	49,222,359
Empower International Growth Fund Institutional Class	6,448,933	52,449,466	14,208,970	5,647,470	1,565,246	(1,874,253)	1,297,454	1,296,580	59,136,713
Empower International Index Fund Institutional Class	12,283,567	111,842,691	30,536,559	13,309,108	1,969,670	(2,180,892)	3,606,529	143,249	126,889,250
Empower International Value Fund Institutional Class	8,328,897	59,189,892	19,345,615	7,181,705	1,973,094	(3,639,868)	2,156,198	3,042,678	67,713,934
Empower Large Cap Growth Fund Institutional Class	7,598,793	79,182,244	21,880,644	22,134,080	1,289,096	11,116,883	-	7,070,169	90,045,691
Empower Large Cap Value Fund Institutional Class	15,195,460	86,117,192	30,743,796	12,618,552	758,933	(5,319,991)	2,501,058	15,202,430	98,922,445
Empower Mid Cap Value Fund Institutional Class	5,068,917	29,537,751	19,040,934	3,264,909	2,294,531	(2,988,322)	4,805,558	691,845	42,325,454
Empower Real Estate Index Fund Institutional Class	1,736,081	12,297,830	5,109,372	2,254,241	604,756	(812,936)	570,651	771,405	14,340,025
Empower S&P 500® Index Fund Institutional Class	20,424,271	165,529,083	33,501,353	41,633,298	(1,613,683)	31,731,613	5,972,381	3,182,696	189,128,751

Annual Report - December 31, 2024

Empower Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 12/31/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 12/31/2024
Empower S&P Mid Cap 400® Index Fund Institutional Class	9,860,457	$70,616,092	$19,281,729	$8,721,897	$3,275,566	$(122,969)	$2,807,316	$3,750,079	$81,052,955
Empower S&P Small Cap 600® Index Fund Institutional Class	8,009,860	45,119,473	15,302,125	10,043,055	(1,655,241)	1,124,859	1,180,566	3,631,408	51,503,402
Empower Small Cap Growth Fund Institutional Class	436,895	4,221,283	1,122,209	775,250	(84,369)	211,389	40,124	295,825	4,779,631
Empower Small Cap Value Fund Institutional Class	4,064,220	23,923,445	7,414,706	4,719,215	(828,074)	977,121	517,587	1,549,458	27,596,057
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	7,297,050	34,126,388	14,165,597	5,412,049	(687,103)	(4,205,573)	-	8,124,400	38,674,363
					9,164,838	27,597,286	26,373,847	48,892,607	941,331,030
FIXED INTEREST CONTRACT 4.11%
Empower of America Contract	63,524,281	55,262,550	14,021,092	6,868,742	-	-	1,109,381	-	63,524,281
					0	0	1,109,381	0	63,524,281
				Total	$3,801,390	$26,014,484	$45,108,518	$48,892,607	$1,438,090,958
Empower Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 12/31/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 12/31/2024
BOND MUTUAL FUNDS 19.06%
Empower Bond Index Fund Institutional Class	4,638,792	$26,521,961	$14,738,647	$2,950,279	$(462,447)	$(643,341)	$1,554,373	$-	$37,666,988
Empower Core Bond Fund Institutional Class	2,249,631	13,034,179	7,158,820	1,542,960	(272,079)	(135,572)	712,235	-	18,514,467
Empower Global Bond Fund Institutional Class	2,150,218	11,371,119	6,303,413	1,280,181	(175,706)	(289,215)	422,537	-	16,105,136
Empower High Yield Bond Fund Institutional Class	1,062,953	7,496,435	3,738,825	1,026,102	(18,488)	420,369	326,239	-	10,629,527
Empower Inflation-Protected Securities Fund Institutional Class	1,050,230	6,492,085	3,494,342	748,792	(113,273)	(6,117)	356,789	-	9,231,518
Empower Multi-Sector Bond Fund Institutional Class	1,853,287	10,578,233	5,815,643	1,390,292	(216,412)	8,038	925,774	-	15,011,622
Empower Short Duration Bond Fund Institutional Class	599,854	3,997,696	2,250,211	519,623	(16,348)	(41,667)	280,040	-	5,686,617
					(1,274,753)	(687,505)	4,577,987	0	112,845,875
EQUITY MUTUAL FUNDS 70.55%
Empower Ariel Mid Cap Value Fund Institutional Class	-	2,533,004	1,181,078	4,116,813	(272,209)	402,731	37,635	59,797	-
Empower Emerging Markets Equity Fund Institutional Class	2,520,764	16,559,542	7,417,295	2,677,006	(532,472)	1,941,610	385,992	-	23,241,441
Empower International Growth Fund Institutional Class	2,955,538	19,227,612	9,851,230	1,957,802	(363,691)	(18,755)	586,752	592,829	27,102,285
Empower International Index Fund Institutional Class	5,624,430	40,953,032	21,090,039	2,513,609	790,506	(1,429,101)	1,641,501	62,627	58,100,361

Annual Report - December 31, 2024

Empower Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 12/31/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 12/31/2024
Empower International Value Fund Institutional Class	3,810,558	$21,700,838	$12,377,003	$1,673,072	$322,617	$(1,424,934)	$981,691	$1,388,024	$30,979,835
Empower Large Cap Growth Fund Institutional Class	3,285,205	27,567,870	13,943,268	6,925,451	78,240	4,343,993	-	3,042,576	38,929,680
Empower Large Cap Value Fund Institutional Class	6,566,273	29,979,338	18,557,499	2,586,769	532,450	(3,203,632)	1,070,019	6,554,054	42,746,436
Empower Mid Cap Value Fund Institutional Class	2,189,452	10,249,146	10,140,720	1,487,261	148,052	(620,681)	2,070,639	298,141	18,281,924
Empower Real Estate Index Fund Institutional Class	671,676	3,833,590	2,701,835	979,157	(76,968)	(8,222)	219,499	297,401	5,548,046
Empower S&P 500® Index Fund Institutional Class	8,826,671	57,988,391	24,136,712	12,104,299	(331,096)	11,714,167	2,570,550	1,357,720	81,734,971
Empower S&P Mid Cap 400® Index Fund Institutional Class	4,264,381	24,623,280	12,963,089	3,581,158	(64,088)	1,048,000	1,211,259	1,600,083	35,053,211
Empower S&P Small Cap 600® Index Fund Institutional Class	3,753,900	17,009,633	10,405,239	4,099,072	(1,137,773)	821,775	551,457	1,689,983	24,137,575
Empower Small Cap Growth Fund Institutional Class	204,959	1,586,402	832,715	282,254	(67,421)	105,394	18,779	138,371	2,242,257
Empower Small Cap Value Fund Institutional Class	1,906,933	9,050,402	5,045,966	1,546,356	(408,156)	398,064	242,286	721,703	12,948,076
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	3,159,791	11,905,041	8,493,286	2,049,960	(645,520)	(1,601,476)	-	3,498,235	16,746,891
					(2,027,529)	12,468,933	11,588,059	21,301,544	417,792,989
FIXED INTEREST CONTRACT 2.24%
Empower of America Contract	13,278,513	9,366,036	5,055,155	1,357,111	-	-	214,433	-	13,278,513
					0	0	214,433	0	13,278,513
				Total	$(3,302,282)	$11,781,428	$16,380,479	$21,301,544	$543,917,377
Empower Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 12/31/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 12/31/2024
BOND MUTUAL FUNDS 11.97%
Empower Bond Index Fund Institutional Class	5,894,383	$40,995,611	$11,829,132	$4,486,494	$(888,753)	$(475,863)	$1,979,072	$-	$47,862,386
Empower Core Bond Fund Institutional Class	2,853,628	20,128,389	5,694,277	2,287,092	(433,092)	(50,212)	907,706	-	23,485,362
Empower Global Bond Fund Institutional Class	2,673,940	17,241,255	4,892,567	1,715,312	(186,742)	(390,698)	526,510	-	20,027,812
Empower High Yield Bond Fund Institutional Class	1,347,891	11,590,899	2,811,003	1,401,822	100,504	478,833	414,918	-	13,478,913
Empower Inflation-Protected Securities Fund Institutional Class	748,946	5,626,772	1,543,281	600,077	(80,794)	13,262	255,131	-	6,583,238
Empower Multi-Sector Bond Fund Institutional Class	2,351,130	16,346,781	4,596,101	1,947,795	(242,188)	49,064	1,177,647	-	19,044,151

Annual Report - December 31, 2024

Empower Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 12/31/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 12/31/2024
Empower Short Duration Bond Fund Institutional Class	551,308	$4,472,249	$1,304,074	$534,432	$(19,976)	$(15,488)	$257,893	$-	$5,226,403
					(1,751,041)	(391,102)	5,518,877	0	135,708,265
EQUITY MUTUAL FUNDS 77.98%
Empower Ariel Mid Cap Value Fund Institutional Class	-	6,425,068	1,468,453	8,487,271	(303,892)	593,750	79,491	126,308	-
Empower Emerging Markets Equity Fund Institutional Class	5,640,875	45,696,484	9,786,873	6,678,668	555,353	3,204,175	879,719	-	52,008,864
Empower International Growth Fund Institutional Class	6,443,699	51,373,928	14,081,544	4,625,466	1,407,755	(1,741,282)	1,299,725	1,295,096	59,088,724
Empower International Index Fund Institutional Class	12,262,015	109,516,154	28,463,261	10,449,096	534,597	(863,708)	3,602,458	144,561	126,666,611
Empower International Value Fund Institutional Class	8,307,382	57,920,326	18,078,995	5,287,211	1,448,513	(3,173,096)	2,151,621	3,034,359	67,539,014
Empower Large Cap Growth Fund Institutional Class	6,768,611	69,331,606	19,487,013	18,746,342	860,547	10,135,761	-	6,299,112	80,208,038
Empower Large Cap Value Fund Institutional Class	13,527,418	75,317,028	26,348,368	8,278,503	1,244,329	(5,323,401)	2,232,053	13,529,157	88,063,492
Empower Mid Cap Value Fund Institutional Class	4,514,862	25,770,410	16,933,852	3,096,378	1,311,984	(1,908,783)	4,279,229	616,020	37,699,101
Empower Real Estate Index Fund Institutional Class	1,302,558	9,061,971	3,854,823	1,620,919	420,219	(536,750)	429,422	579,244	10,759,125
Empower S&P 500® Index Fund Institutional Class	18,160,240	144,939,330	28,712,391	34,730,725	(2,543,515)	29,242,830	5,310,712	2,835,754	168,163,826
Empower S&P Mid Cap 400® Index Fund Institutional Class	8,789,233	61,891,615	17,015,983	7,627,585	1,822,368	967,481	2,501,502	3,371,767	72,247,494
Empower S&P Small Cap 600® Index Fund Institutional Class	8,345,238	46,144,626	16,117,624	8,068,322	6,474	(534,050)	1,232,044	3,818,936	53,659,878
Empower Small Cap Growth Fund Institutional Class	465,598	4,410,880	1,191,064	657,902	(15,385)	149,603	42,746	315,307	5,093,645
Empower Small Cap Value Fund Institutional Class	4,231,158	24,475,913	7,413,709	2,867,193	427,474	(292,864)	538,668	1,627,100	28,729,565
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	6,509,641	29,897,748	12,964,388	4,987,084	(998,079)	(3,373,956)	-	7,254,989	34,501,096
					6,178,742	26,545,710	24,579,390	44,847,710	884,428,473
FIXED INTEREST CONTRACT 1.08%
Empower of America Contract	12,224,850	10,485,315	2,886,877	1,361,499	-	-	214,157	-	12,224,850
					0	0	214,157	0	12,224,850
				Total	$4,427,701	$26,154,608	$30,312,424	$44,847,710	$1,032,361,588
Empower Lifetime 2050 Fund
Affiliate	Shares Held/ Account Balance 12/31/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 12/31/2024
BOND MUTUAL FUNDS 8.25%
Empower Bond Index Fund Institutional Class	1,593,891	$9,420,853	$4,736,927	$991,130	$(153,134)	$(224,253)	$535,030	$-	$12,942,397

Annual Report - December 31, 2024

Empower Lifetime 2050 Fund
Affiliate	Shares Held/ Account Balance 12/31/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 12/31/2024
Empower Core Bond Fund Institutional Class	768,505	$4,604,673	$2,284,772	$517,513	$(90,093)	$(47,135)	$243,885	$-	$6,324,797
Empower Global Bond Fund Institutional Class	712,175	3,895,881	1,942,426	404,431	(54,076)	(99,686)	140,197	-	5,334,190
Empower High Yield Bond Fund Institutional Class	364,447	2,658,245	1,199,640	366,795	(12,823)	153,381	112,075	-	3,644,471
Empower Inflation-Protected Securities Fund Institutional Class	72,467	462,682	226,627	49,528	(5,143)	(2,792)	24,667	-	636,989
Empower Multi-Sector Bond Fund Institutional Class	633,559	3,740,255	1,856,174	469,138	(72,332)	4,533	317,091	-	5,131,824
Empower Short Duration Bond Fund Institutional Class	103,132	710,479	365,345	91,337	(2,665)	(6,793)	48,232	-	977,694
					(390,266)	(222,745)	1,421,177	0	34,992,362
EQUITY MUTUAL FUNDS 81.50%
Empower Ariel Mid Cap Value Fund Institutional Class	-	2,068,891	795,490	3,153,275	(184,986)	288,894	29,483	46,846	-
Empower Emerging Markets Equity Fund Institutional Class	2,334,263	16,054,959	6,237,668	2,607,567	(475,640)	1,836,845	359,652	-	21,521,905
Empower International Growth Fund Institutional Class	2,590,212	17,485,128	8,067,052	1,848,162	(336,328)	48,228	516,918	520,467	23,752,246
Empower International Index Fund Institutional Class	4,929,015	37,239,160	16,972,262	2,346,106	505,361	(948,592)	1,442,683	55,736	50,916,724
Empower International Value Fund Institutional Class	3,339,332	19,703,040	10,159,459	1,535,271	279,130	(1,178,460)	862,465	1,218,719	27,148,768
Empower Large Cap Growth Fund Institutional Class	2,571,249	22,317,872	10,070,792	5,367,879	129,832	3,448,520	-	2,387,295	30,469,305
Empower Large Cap Value Fund Institutional Class	5,139,442	24,310,021	13,748,556	2,082,048	522,559	(2,518,759)	840,958	5,138,831	33,457,770
Empower Mid Cap Value Fund Institutional Class	1,714,564	8,296,425	7,641,748	1,088,508	179,320	(533,056)	1,624,387	233,882	14,316,609
Empower Real Estate Index Fund Institutional Class	497,749	2,941,813	1,862,814	701,467	(72,788)	8,247	163,092	220,843	4,111,407
Empower S&P 500® Index Fund Institutional Class	6,898,995	47,006,709	16,764,762	9,183,184	(194,506)	9,296,402	2,013,768	1,066,608	63,884,689
Empower S&P Mid Cap 400® Index Fund Institutional Class	3,339,852	19,999,985	9,266,459	2,533,679	86,760	720,812	950,320	1,259,114	27,453,577
Empower S&P Small Cap 600® Index Fund Institutional Class	3,411,815	16,027,824	8,737,069	3,477,976	(953,032)	651,053	502,167	1,539,857	21,937,970
Empower Small Cap Growth Fund Institutional Class	189,663	1,528,930	705,212	253,419	(57,503)	94,186	17,408	128,289	2,074,909
Empower Small Cap Value Fund Institutional Class	1,727,927	8,511,169	4,230,534	1,387,088	(382,214)	378,013	219,928	655,843	11,732,628
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	2,475,201	9,688,374	6,276,316	1,579,098	(485,181)	(1,267,028)	-	2,747,785	13,118,564
					(1,439,216)	10,325,305	9,543,229	17,220,115	345,897,071
FIXED INTEREST CONTRACT 0.53%
Empower of America Contract	2,244,570	1,635,679	806,369	234,287	-	-	36,809	-	2,244,570
					0	0	36,809	0	2,244,570
				Total	$(1,829,482)	$10,102,560	$11,001,215	$17,220,115	$383,134,003

Annual Report - December 31, 2024

Empower Lifetime 2055 Fund
Affiliate	Shares Held/ Account Balance 12/31/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 12/31/2024
BOND MUTUAL FUNDS 7.17%
Empower Bond Index Fund Institutional Class	2,028,982	$13,537,054	$4,860,008	$1,796,954	$(352,126)	$(124,776)	$680,329	$-	$16,475,332
Empower Core Bond Fund Institutional Class	982,792	6,648,693	2,336,625	905,141	(179,421)	8,205	312,046	-	8,088,382
Empower Global Bond Fund Institutional Class	915,046	5,656,717	2,000,652	698,847	(95,792)	(104,830)	179,935	-	6,853,692
Empower High Yield Bond Fund Institutional Class	467,499	3,853,705	1,197,105	547,372	25,717	171,555	143,690	-	4,674,993
Empower Multi-Sector Bond Fund Institutional Class	810,166	5,401,701	1,891,154	784,296	(125,390)	53,788	405,205	-	6,562,347
Empower Short Duration Bond Fund Institutional Class	96,362	749,705	275,932	109,355	(4,067)	(2,767)	45,016	-	913,515
					(731,079)	1,175	1,766,221	0	43,568,261
EQUITY MUTUAL FUNDS 82.27%
Empower Ariel Mid Cap Value Fund Institutional Class	-	3,299,936	949,776	4,534,726	(133,786)	285,014	43,078	68,446	-
Empower Emerging Markets Equity Fund Institutional Class	3,560,282	27,640,405	7,378,943	4,360,395	123,653	2,166,850	553,788	-	32,825,803
Empower International Growth Fund Institutional Class	3,842,824	29,327,141	9,714,293	3,201,677	339,675	(601,064)	772,991	771,315	35,238,693
Empower International Index Fund Institutional Class	7,309,360	62,511,010	19,930,596	5,612,020	973,027	(1,323,893)	2,143,273	85,462	75,505,693
Empower International Value Fund Institutional Class	4,950,039	33,060,105	12,189,323	3,400,967	487,950	(1,604,645)	1,279,650	1,805,420	40,243,816
Empower Large Cap Growth Fund Institutional Class	3,612,639	35,458,989	11,713,227	9,561,173	490,047	5,198,725	-	3,357,399	42,809,768
Empower Large Cap Value Fund Institutional Class	7,213,010	38,463,712	16,065,077	4,920,866	348,860	(2,651,225)	1,186,080	7,204,320	46,956,698
Empower Mid Cap Value Fund Institutional Class	2,412,627	13,182,412	9,631,565	1,435,752	880,220	(1,232,789)	2,283,524	328,747	20,145,436
Empower Real Estate Index Fund Institutional Class	720,674	4,805,873	2,346,409	957,958	169,444	(241,553)	236,840	319,854	5,952,771
Empower S&P 500® Index Fund Institutional Class	9,700,839	74,136,827	18,416,634	17,804,973	(1,103,449)	15,081,282	2,832,493	1,510,854	89,829,770
Empower S&P Mid Cap 400® Index Fund Institutional Class	4,688,774	31,621,602	10,240,952	3,598,143	1,156,628	277,312	1,332,685	1,785,663	38,541,723
Empower S&P Small Cap 600® Index Fund Institutional Class	5,133,690	27,206,959	11,021,791	5,378,530	(478,366)	159,408	756,057	2,333,681	33,009,628
Empower Small Cap Growth Fund Institutional Class	282,837	2,566,275	842,759	449,075	(56,745)	134,276	25,932	191,221	3,094,235
Empower Small Cap Value Fund Institutional Class	2,602,205	14,418,448	5,133,103	1,943,904	19,486	61,328	330,843	994,376	17,668,975
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	3,466,337	15,240,226	7,561,317	2,634,783	(554,567)	(1,795,176)	-	3,854,931	18,371,584
					2,662,077	13,913,850	13,777,234	24,611,689	500,194,593
FIXED INTEREST CONTRACT 0.36%
Empower of America Contract	2,184,275	1,797,128	634,750	285,399	-	-	37,796	-	2,184,275
					0	0	37,796	0	2,184,275
				Total	$1,930,998	$13,915,025	$15,581,251	$24,611,689	$545,947,129

Annual Report - December 31, 2024

Empower Lifetime 2060 Fund
Affiliate	Shares Held/ Account Balance 12/31/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 12/31/2024
BOND MUTUAL FUNDS 6.75%
Empower Bond Index Fund Institutional Class	284,501	$1,359,352	$1,261,198	$255,538	$(14,242)	$(54,861)	$95,438	$-	$2,310,151
Empower Core Bond Fund Institutional Class	137,622	666,280	614,643	130,711	(8,612)	(17,583)	43,518	-	1,132,629
Empower Global Bond Fund Institutional Class	136,220	601,818	559,312	114,185	(2,727)	(26,654)	26,799	-	1,020,291
Empower High Yield Bond Fund Institutional Class	65,656	386,835	336,911	87,179	1,445	19,989	20,157	-	656,556
Empower Multi-Sector Bond Fund Institutional Class	113,796	542,705	507,803	116,911	(4,066)	(11,849)	56,873	-	921,748
Empower Short Duration Bond Fund Institutional Class	13,508	75,243	70,806	15,734	547	(2,257)	6,313	-	128,058
					(27,655)	(93,215)	249,098	0	6,169,433
EQUITY MUTUAL FUNDS 82.15%
Empower Ariel Mid Cap Value Fund Institutional Class	-	343,546	259,622	619,717	2,026	16,549	5,900	9,374	-
Empower Emerging Markets Equity Fund Institutional Class	563,234	3,100,143	2,586,896	758,875	(13,155)	264,854	85,143	-	5,193,018
Empower International Growth Fund Institutional Class	592,013	3,214,845	2,969,449	613,801	21,785	(141,737)	116,284	118,880	5,428,756
Empower International Index Fund Institutional Class	1,125,249	6,835,641	6,250,466	1,237,925	(3,535)	(224,359)	327,487	11,945	11,623,823
Empower International Value Fund Institutional Class	762,692	3,623,589	3,520,220	671,061	(14,452)	(272,062)	196,157	277,948	6,200,686
Empower Large Cap Growth Fund Institutional Class	525,688	3,684,695	3,284,688	985,998	325,880	246,015	-	485,958	6,229,400
Empower Large Cap Value Fund Institutional Class	1,050,736	3,992,785	4,197,870	890,777	(82,681)	(459,588)	169,953	1,049,938	6,840,290
Empower Mid Cap Value Fund Institutional Class	351,314	1,369,380	2,028,203	337,114	14,963	(126,999)	332,538	47,892	2,933,470
Empower Real Estate Index Fund Institutional Class	109,361	520,425	572,731	172,412	(2,430)	(17,420)	35,508	48,349	903,324
Empower S&P 500® Index Fund Institutional Class	1,412,391	7,706,377	6,063,446	2,277,862	(8,885)	1,586,783	410,978	214,925	13,078,744
Empower S&P Mid Cap 400® Index Fund Institutional Class	683,005	3,290,948	2,979,310	823,287	(82,464)	167,328	194,217	250,366	5,614,299
Empower S&P Small Cap 600® Index Fund Institutional Class	800,758	3,031,164	3,041,110	878,614	(56,341)	(44,789)	117,227	352,864	5,148,871
Empower Small Cap Growth Fund Institutional Class	44,143	284,806	266,091	67,301	3,510	(677)	4,049	29,797	482,919
Empower Small Cap Value Fund Institutional Class	405,735	1,605,378	1,567,082	425,207	(31,313)	7,687	51,608	150,547	2,754,940
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	505,120	1,581,130	1,826,518	409,846	(61,106)	(320,668)	-	557,606	2,677,134
					11,802	680,917	2,047,049	3,606,389	75,109,674
FIXED INTEREST CONTRACT 0.34%
Empower of America Contract	309,843	182,694	165,916	43,384	-	-	4,617	-	309,843
					0	0	4,617	0	309,843
				Total	$(15,853)	$587,702	$2,300,764	$3,606,389	$81,588,950

Annual Report - December 31, 2024

3.  PURCHASES & SALES OF INVESTMENTS
For the year ended December 31, 2024, the aggregate cost of purchases and proceeds from sales of investments were as follows:
	Purchases	Sales
Empower Lifetime 2015 Fund	$68,058,001	$112,594,808
Empower Lifetime 2020 Fund	116,076,310	66,647,281
Empower Lifetime 2025 Fund	386,472,746	258,823,997
Empower Lifetime 2030 Fund	321,659,933	81,060,236
Empower Lifetime 2035 Fund	385,809,292	226,115,365
Empower Lifetime 2040 Fund	226,208,651	61,370,063
Empower Lifetime 2045 Fund	283,532,950	159,813,959
Empower Lifetime 2050 Fund	149,564,963	44,879,992
Empower Lifetime 2055 Fund	174,385,380	85,765,071
Empower Lifetime 2060 Fund	50,319,497	13,386,259
4.  INDEMNIFICATIONS
The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds.  In the normal course of business, a Fund may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds.  The risk of material loss from such claims is considered remote.
5.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to December 31, 2024, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustment or disclosure have occurred.

Annual Report - December 31, 2024

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of Empower Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Empower Lifetime 2015 Fund, Empower Lifetime 2020 Fund, Empower Lifetime 2025 Fund, Empower Lifetime 2030 Fund, Empower Lifetime 2035 Fund, Empower Lifetime 2040 Fund, Empower Lifetime 2045 Fund, Empower Lifetime 2050 Fund, Empower Lifetime 2055 Fund, and Empower Lifetime 2060 Fund (collectively, the “Funds”), ten of the funds comprising Empower Funds, Inc., as of December 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the  Funds as of December 31, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 24, 2025
We have served as the auditor of one or more Empower investment companies since 1982.

TAX INFORMATION (unaudited)
Each Fund intends to pass through foreign tax credits and have derived gross income from sources within foreign countries amounting to the following:
	Foreign Tax Credits	Gross Income from Foreign Countries
Empower Lifetime 2015 Fund	$146,522	$1,402,680
Empower Lifetime 2020 Fund	155,759	1,490,268
Empower Lifetime 2025 Fund	596,539	5,702,467
Empower Lifetime 2030 Fund	402,163	3,841,928
Empower Lifetime 2035 Fund	1,003,340	9,578,308
Empower Lifetime 2040 Fund	463,367	4,420,551
Empower Lifetime 2045 Fund	1,017,899	9,704,797
Empower Lifetime 2050 Fund	412,710	3,932,080
Empower Lifetime 2055 Fund	617,197	5,876,439
Empower Lifetime 2060 Fund	95,844	911,935
Dividends paid by each Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2024, the following are the percentages that qualify for the dividend received deduction available to each Fund's corporate shareholders.
Percent of Ordinary Income Distributions Qualifying for Dividends Received
Empower Lifetime 2015 Fund	17%
Empower Lifetime 2020 Fund	19%
Empower Lifetime 2025 Fund	21%
Empower Lifetime 2030 Fund	24%
Empower Lifetime 2035 Fund	29%
Empower Lifetime 2040 Fund	34%
Empower Lifetime 2045 Fund	39%
Empower Lifetime 2050 Fund	40%
Empower Lifetime 2055 Fund	40%
Empower Lifetime 2060 Fund	38%

Availability of Quarterly Portfolio Schedule
Empower Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form NPORT. Empower Funds’ Form NPORT reports are available on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents, and may be reviewed and copied at the SEC’s Public Reference Room in Washington,D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Funds’ accountants during the reporting period.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Empower Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866)-831-7129, and on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents.
Availability of Proxy Voting Record
Information regarding how Empower Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866)-831-7129, and on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 8 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 9 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 10 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS OF APPROVAL OF INVESTMENT ADVISORY CONTRACT.

(a) Item 11 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item 407(c)(2)(iv) of Regulation S-K.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(1) Code of Ethics required by Item 2 of Form N-CSR is attached hereto.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(4) Not applicable.

A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EMPOWER FUNDS, INC.

By: /s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer

Date: February 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer

Date: February 24, 2025

By: /s/ Kelly B. New

Kelly B. New
Chief Financial Officer & Treasurer

Date: February 24, 2025